As filed with the Securities and Exchange Commission on April 18, 2001
   --------------------------------------------------------------------------

                                                             FILE NOS. 333-38682
                                                                        811-6116

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 1 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940
                              AMENDMENT NO. 39 /X/

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                           (Exact Name of Registrant)

                        NORTHBROOK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                        NORTHBROOK LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400

         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                        NORTHBROOK LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:


CHARLES M. SMITH, ESQ.                       DANIEL J. FITZPATRICK, ESQ.
ALLSTATE LIFE INSURANCE COMPANY              MORGAN STANLEY DW INC.
3100 SANDERS ROAD, SUITE J5B                 TWO WORLD TRADE CENTER
NORTHBROOK, ILLINOIS 60062                   NEW YORK, NEW YORK 10048

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)


/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 1, 2001 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Northbrook Variable Annuity Account II under deferred variable annuity contracts.

MORGAN STANLEY DEAN WITTER VARIABLE ANNUITY 3 ASSETMANAGER

NORTHBROOK LIFE INSURANCE COMPANY
300 N. MILWAUKEE AVE.
VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-654-2397                  PROSPECTUS DATED MAY 1, 2001

--------------------------------------------------------------------------------

Northbrook Life Insurance Company ("NORTHBROOK") is offering the Morgan Stanley Dean Witter Variable Annuity 3 AssetManager, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract offers 34 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 2 fixed account options ("FIXED ACCOUNT OPTIONS") and 32 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Northbrook Variable Annuity Account II ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

       - MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES (CLASS Y SHARES)

       - THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

       - VAN KAMPEN LIFE INVESTMENT TRUST

       - AIM VARIABLE INSURANCE FUNDS

       - ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)

       - PUTNAM VARIABLE TRUST (CLASS IB SHARES)

WE (Northbrook) have filed a Statement of Additional Information, dated May 1, 2001, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page A-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.
--------------------------------------------------------------------------------

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                   DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                   HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
    IMPORTANT      PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING
     NOTICES       FEDERAL CRIME.
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                               1      PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                                        PAGE
----------------------------------------------------------------------------
OVERVIEW
----------------------------------------------------------------------------
   Important Terms                                                        3
----------------------------------------------------------------------------
   The Contract at a Glance                                               4
----------------------------------------------------------------------------
   How the Contract Works                                                 6
----------------------------------------------------------------------------
   Expense Table                                                          7
----------------------------------------------------------------------------
   Financial Information                                                 12
----------------------------------------------------------------------------
CONTRACT FEATURES
----------------------------------------------------------------------------
   The Contract                                                          13
----------------------------------------------------------------------------
   Purchases                                                             14
----------------------------------------------------------------------------
   Contract Value                                                        15
----------------------------------------------------------------------------
   Investment Alternatives                                               16
----------------------------------------------------------------------------
      The Variable Sub-Accounts                                          16
----------------------------------------------------------------------------
      The Fixed Account Options                                          18
----------------------------------------------------------------------------
      Transfers                                                          19
----------------------------------------------------------------------------
   Expenses                                                              20
----------------------------------------------------------------------------
   Access To Your Money                                                  22
----------------------------------------------------------------------------
   Income Payments                                                       23
----------------------------------------------------------------------------
   Death Benefits                                                        26
----------------------------------------------------------------------------

                                                                        PAGE
----------------------------------------------------------------------------

OTHER INFORMATION
----------------------------------------------------------------------------
   More Information                                                      28
----------------------------------------------------------------------------
      Northbrook                                                         28
----------------------------------------------------------------------------
      The Variable Account                                               28
----------------------------------------------------------------------------
      The Portfolios                                                     30
----------------------------------------------------------------------------
      The Contract                                                       30
----------------------------------------------------------------------------
      Qualified Plans                                                    31
----------------------------------------------------------------------------
      Legal Matters                                                      31
----------------------------------------------------------------------------
   Taxes                                                                 31
----------------------------------------------------------------------------
   Performance Information                                               33
----------------------------------------------------------------------------
APPENDIX A -- ACCUMULATION UNIT VALUES                                  A-1
----------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION                                     B-1
----------------------------------------------------------------------------

                            2      PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                            PAGE
--------------------------------------------------------------------------------
   Accumulation Phase                                                          6
--------------------------------------------------------------------------------
   Accumulation Unit                                                          12
--------------------------------------------------------------------------------
   Accumulation Unit Value                                                    12
--------------------------------------------------------------------------------
   Annuitant                                                                  13
--------------------------------------------------------------------------------
   Automatic Additions Program                                                14
--------------------------------------------------------------------------------
   Automatic Portfolio Rebalancing Program                                    20
--------------------------------------------------------------------------------
   Beneficiary                                                                13
--------------------------------------------------------------------------------
   Cancellation Period                                                        14
--------------------------------------------------------------------------------
   *Contract                                                                  29
--------------------------------------------------------------------------------
   Contract Anniversary                                                        5
--------------------------------------------------------------------------------
   Contract Owner ("You")                                                      6
--------------------------------------------------------------------------------
   Contract Value                                                              5
--------------------------------------------------------------------------------
   Contract Year                                                               4
--------------------------------------------------------------------------------
   Death Benefit Anniversary                                                  26
--------------------------------------------------------------------------------
   Death Benefit Combination Option                                           26
--------------------------------------------------------------------------------
   Dollar Cost Averaging Fixed Account Options                                18
--------------------------------------------------------------------------------
   Dollar Cost Averaging Program                                              19
--------------------------------------------------------------------------------
   Due Proof of Death                                                         26
--------------------------------------------------------------------------------
   Fixed Account Options                                                      18
--------------------------------------------------------------------------------
   Free Withdrawal Amount                                                     21
--------------------------------------------------------------------------------

                                                                            PAGE
--------------------------------------------------------------------------------
   Funds                                                                       1
--------------------------------------------------------------------------------
   Income and Death Benefit Combination Option 2                              27
--------------------------------------------------------------------------------
   Income Benefit Combination Option 2                                        24
--------------------------------------------------------------------------------
   Income Plans                                                               23
--------------------------------------------------------------------------------
   Investment Alternatives                                                    16
--------------------------------------------------------------------------------
   Issue Date                                                                  6
--------------------------------------------------------------------------------
   Northbrook ("We")                                                          28
--------------------------------------------------------------------------------
   Payout Phase                                                                6
--------------------------------------------------------------------------------
   Payout Start Date                                                          23
--------------------------------------------------------------------------------
   Performance Death Benefit Option                                           26
--------------------------------------------------------------------------------
   Portfolios                                                                 29
--------------------------------------------------------------------------------
   Qualified Contracts                                                        31
--------------------------------------------------------------------------------
   Right to Cancel                                                            14
--------------------------------------------------------------------------------
   SEC                                                                         1
--------------------------------------------------------------------------------
   Settlement Value                                                           27
--------------------------------------------------------------------------------
   Systematic Withdrawal Program                                              22
--------------------------------------------------------------------------------
   Valuation Date                                                             14
--------------------------------------------------------------------------------
   Variable Account                                                           28
--------------------------------------------------------------------------------
   Variable Sub-Account                                                       16
--------------------------------------------------------------------------------

* In certain states the Contract is available only as a group Contract. In these states, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

                            3      PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS                           You can purchase a Contract with an initial purchase payment of $10,000 or more. You can add to your Contract as often
                                            and as much as you like, but each payment must be at least
                                            $100. You must maintain a minimum account size of $1000.
--------------------------------------------------------------------------------------------------------

RIGHT TO CANCEL                             You may cancel your Contract within 20 days of receipt or
                                            any longer period as your state may require ("CANCELLATION
                                            PERIOD"). Upon cancellation, we will return your purchase
                                            payments adjusted, to the extent applicable law permits, to reflect the investment experience of any amounts allocated to the Variable Account.
--------------------------------------------------------------------------------------------------------

EXPENSES                                    You will bear the following expenses:
                                            -  Total Variable Account annual fees equal to 1.45% of
                                               average daily net assets (1.58% if you select the
                                               PERFORMANCE DEATH BENEFIT OPTION, 1.69% if you select the
                                               DEATH BENEFIT COMBINATION, 1.75% if you select the INCOME
                                               BENEFIT COMBINATION OPTION 2 and 1.95% if you select the
                                               INCOME and DEATH BENEFIT COMBINATION OPTION 2.
                                            -  Annual contract maintenance charge of $35 (waived in
                                               certain cases)
                                            -  Withdrawal charges not to exceed 1% of purchase
                                               payment(s) withdrawn (with certain exceptions)
                                            -  Transfer fee of $10 after 12th transfer in any CONTRACT
                                               YEAR (fee currently waived)
                                            -  State premium tax (if your state imposes one)
                                            In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES                     The Contract offers 34 investment alternatives including:
                                            -  2 Fixed Account Options (which credit interest at rates we guarantee)
                                            -  32 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment
                                               advisers:
                                            -  AIM ADVISORS, INC.
                                            -  ALLIANCE CAPITAL MANAGEMENT, L.P.
                                            -  MILLER ANDERSON & SHERRED, LLP
                                            -  MORGAN STANLEY DEAN WITTER ADVISORS, INC.
                                            -  MORGAN STANLEY ASSET MANAGEMENT
                                            -  PUTNAM INVESTMENT MANAGEMENT, INC.
                                            -  VAN KAMPEN ASSET MANAGEMENT, INC.
                                            To find out current rates being paid on the Fixed Account
                                            Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-654-2397.

                            4      PROSPECTUS

--------------------------------------------------------------------------------------------------------

SPECIAL SERVICES                            For your convenience, we offer these special services:
                                            -  AUTOMATIC ADDITIONS PROGRAM
                                            -  AUTOMATIC PORTFOLIO REBALANCING PROGRAM
                                            -  DOLLAR COST AVERAGING PROGRAM
                                            -  SYSTEMATIC WITHDRAWAL PROGRAM
--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                             You can choose fixed income payments, variable income
                                            payments, or a combination of the two. You can receive your income payments in one of the following ways:
                                            -  life income with payments guaranteed for 10 years
                                            -  joint and survivor life income with guaranteed payments
                                            -  guaranteed payments for a specified period
--------------------------------------------------------------------------------------------------------

DEATH BENEFITS                              If you or the ANNUITANT dies before the PAYOUT START DATE, we will pay the death benefit described in the Contract. We also offer 3 Death Benefit Options.
--------------------------------------------------------------------------------------------------------

TRANSFERS                                   Before the Payout Start Date, you may transfer your Contract value ("CONTRACT VALUE") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the total amount in the investment alternative, whichever is less.

                                            We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year, which we measure from the
                                            date we issue your contract or a Contract anniversary
                                            ("CONTRACT ANNIVERSARY").
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                 You may withdraw some or all of your Contract Value at
                                            anytime during the Accumulation Phase and under limited
                                            circumstances during the Payout Phase. In general, you must withdraw at least $100 at a time or the total amount in the investment alternative, if less. A 10% federal tax penalty may apply if you withdraw before you are 59 1/2 years old. A withdrawal charge also may apply.

                            5      PROSPECTUS

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 34 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 23. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

         ISSUE           ACCUMULATION PHASE       PAYOUT START      PAYOUT
          DATE                                        DATE          PHASE
  ------------------------------------------------------------------------------------------------------------
  You buy               You save for          You elect to receive  You can receive       Or you can
  a Contract            retirement            income                income payments       receive income
                                              payments or receive   for a set period      payments for life
                                              a lump sum payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "THE CONTRACT." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.

                            6      PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio management fees, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Purchase              0                  1
  Payment Being Withdrawn:
-----------------------------------------------------------------------------------------
Applicable Charge:                                                   1%                0%
-----------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                               $35.00**
-----------------------------------------------------------------------------------------
Transfer Fee                                                                    $10.00***
-----------------------------------------------------------------------------------------

  * Each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

 ** We will waive this charge in certain cases. See "Expenses."

*** Applies solely to the thirteenth and subsequent transfers within a Contract
    Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                                                                            WITH THE
                                                                                             WITH THE      INCOME AND
                                                             WITH THE        WITH THE         INCOME         DEATH
                                                            PERFORMANCE    DEATH BENEFIT     BENEFIT        BENEFIT
                                               BASIC       DEATH BENEFIT    COMBINATION    COMBINATION    COMBINATION
                                              CONTRACT        OPTION          OPTION         OPTION 2       OPTION 2
                                              --------        ------          ------         --------       --------
Mortality and Expense Risk Charge              1.35%          1.48%           1.59%           1.65%          1.85%
----------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge                  0.10%          0.10%           0.10%           0.10%          0.10%
----------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expense          1.45%          1.58%           1.69%           1.75%          1.95%
----------------------------------------------------------------------------------------------------------------------

                            7      PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)(1)

                                                                                                                          Total
                                                                                                                        Portfolio
                                                                Management          Rule 12b-1          Other            Annual
Portfolio                                                          Fees                Fees            Expenses         Expenses
---------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES(2)
Aggressive Equity Portfolio                                        0.75%              0.25%             0.05%             1.05%
---------------------------------------------------------------------------------------------------------------------------------
Capital Growth Portfolio                                           0.65%              0.25%             0.04%             0.94%
---------------------------------------------------------------------------------------------------------------------------------
Competitive Edge "Best Ideas" Portfolio                            0.65%              0.25%             0.06%             0.96%
---------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio                                          0.53%              0.25%             0.01%             0.79%
---------------------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                                   0.49%              0.25%             0.01%             0.75%
---------------------------------------------------------------------------------------------------------------------------------
European Growth Portfolio                                          0.94%              0.25%             0.06%             1.25%
---------------------------------------------------------------------------------------------------------------------------------
Global Dividend Growth Portfolio                                   0.75%              0.25%             0.05%             1.05%
---------------------------------------------------------------------------------------------------------------------------------
High Yield Portfolio                                               0.50%              0.25%             0.04%             0.79%
---------------------------------------------------------------------------------------------------------------------------------
Income Builder Portfolio                                           0.75%              0.25%             0.06%             1.06%
---------------------------------------------------------------------------------------------------------------------------------
Information Portfolio (3)                                          0.00%              0.25%             0.00%             0.25%
---------------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                             0.50%              0.25%             0.02%             0.77%
---------------------------------------------------------------------------------------------------------------------------------
Pacific Growth Portfolio                                           0.95%              0.25%             0.26%             1.46%
---------------------------------------------------------------------------------------------------------------------------------
Quality Income Plus Portfolio                                      0.50%              0.25%             0.02%             0.77%
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Portfolio                                          0.45%              0.25%             0.47%             1.17%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Portfolio                                               0.50%              0.25%             0.02%             0.77%
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Portfolio                                            0.40%              0.25%             0.06%             0.71%
---------------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio(2)                                             0.64%              0.25%             0.02%             0.91%
---------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.(4)
Emerging Markets Equity Portfolio                                  1.09%               N/A              0.71%             1.80%
---------------------------------------------------------------------------------------------------------------------------------
Equity Growth Portfolio                                            0.48%               N/A              0.37%             0.85%
---------------------------------------------------------------------------------------------------------------------------------
International Magnum Portfolio                                     0.50%               N/A              0.68%             1.18%
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio                                            0.53%               N/A              0.52%             1.05%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate Portfolio                                         0.74%               N/A              0.36%             1.10%
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation Fund                                 0.61%               N/A              0.21%             0.82%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                               0.61%               N/A              0.22%             0.83%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                0.61%               N/A              0.23%             0.84%
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCT SERIES FUND (CLASS B SHARES)(5)
Alliance Growth Portfolio                                          0.75%              0.25%             0.08%             1.08%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                               0.63%              0.25%             0.07%             0.95%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                                  1.00%              0.25%             0.05%             1.30%
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB SHARES)
Putnam VT Growth and Income Fund                                   0.46%              0.25%             0.04%             0.75%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                                0.80%              0.25%             0.17%             1.22%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                             0.51%              0.25%             0.05%             0.81%
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth Portfolio                           0.70%               N/A              0.05%             0.75%
---------------------------------------------------------------------------------------------------------------------------------

(1) Figures shown in the Table are for the year ended December 31, 2000 (except as otherwise noted).

(2) Class Y of the Morgan Stanley Dean Witter Variable Investment Series has a distribution plan or "Rule 12b-1" plan as described in the Fund's prospectus. The portfolios commenced operations June 6, 2000, except Information Portfolio, which commenced operations November 6, 2000. "Total Portfolio Annual Expenses" are annualized and based on actual expenses incurred during 2000.

(3) The Investment Manager has agreed to assume all operating expenses and to waive the compensation provided for in its Investment Management Agreement (except for 12b-1 fees) until such time as the Portfolio has $50 million of net assets or December 31, 2001, whichever occurs first. If the Investment Manager had not assumed and waived these expenses, the annualized ratio of expenses to

                            8      PROSPECTUS
    average net assets would have been 0.75% for "Management Fees" and 1.07% for "Other Expenses" and 1.82% for "Total Portfolio Annual Expenses."

(4) Absent voluntary reductions and reimbursements for certain Portfolios, "Management Fees," "Rule 12b-1 Fees," "Other Expenses," and "Total Portfolio Annual Expenses" as a percent of average net assets of the portfolios would have been as follows:

                                                                                                                          Total
                                                                                                                        Portfolio
                                                                Management          Rule 12b-1          Other            Annual
    Portfolio                                                      Fees                Fees            Expenses         Expenses
    -----------------------------------------------------------------------------------------------------------------------------

    Emerging Markets Equity Portfolio                              1.25%               N/A              0.71%             1.96%
    -----------------------------------------------------------------------------------------------------------------------------
    Equity Growth Portfolio                                        0.55%               N/A              0.37%             0.92%
    -----------------------------------------------------------------------------------------------------------------------------
    International Magnum Portfolio                                 0.80%               N/A              0.68%             1.48%
    -----------------------------------------------------------------------------------------------------------------------------
    Mid Cap Value Portfolio                                        0.75%               N/A              0.52%             1.27%
    -----------------------------------------------------------------------------------------------------------------------------
    U.S. Real Estate Portfolio                                     0.80%               N/A              0.36%             1.16%
    -----------------------------------------------------------------------------------------------------------------------------

   The Portfolio's Advisors may discontinue all or part of these reductions and reimbursements at any time. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excluded from the total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses", respectively, would be as follows: Morgan Stanley UIF Emerging Markets Equity Portfolio 0.05% and Morgan Stanley UIF International Magnum Portfolio 0.03%.

(5) Class B of the Alliance Variable Products Series Fund, Inc. has a distribution plan or "Rule 12b-1" plan as described in the Fund's prospectus.

                            9      PROSPECTUS

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment,

- surrendered your Contract or you began receiving income payments for a specified period of less than 120 months at the end of each time period, and

- elected the Income and Death Benefit Combination Option 2.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

Variable Sub-Account                                          1 Year            3 Year            5 Year            10 Year
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity Portfolio                                    $ 40              $ 96              $163               $341
----------------------------------------------------------------------------------------------------------------------------
Capital Growth Portfolio                                       $ 39              $ 93              $157               $330
----------------------------------------------------------------------------------------------------------------------------
Competitive Edge "Best Ideas" Portfolio                        $ 39              $ 93              $158               $332
----------------------------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio                                      $ 37              $ 88              $150               $316
----------------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                               $ 37              $ 87              $148               $312
----------------------------------------------------------------------------------------------------------------------------
European Growth Portfolio                                      $ 42              $102              $173               $360
----------------------------------------------------------------------------------------------------------------------------
Global Dividend Growth Portfolio                               $ 40              $ 96              $163               $341
----------------------------------------------------------------------------------------------------------------------------
High Yield Portfolio                                           $ 37              $ 88              $150               $316
----------------------------------------------------------------------------------------------------------------------------
Income Builder Portfolio                                       $ 40              $ 96              $163               $342
----------------------------------------------------------------------------------------------------------------------------
Information Portfolio                                          $ 29              $ 64              $109               $235
----------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                         $ 37              $ 87              $149               $314
----------------------------------------------------------------------------------------------------------------------------
Pacific Growth Portfolio                                       $ 44              $108              $183               $379
----------------------------------------------------------------------------------------------------------------------------
Quality Income Plus Portfolio                                  $ 37              $ 87              $149               $314
----------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Portfolio                                      $ 41              $100              $169               $352
----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Portfolio                                        $ 37              $ 86              $146               $308
----------------------------------------------------------------------------------------------------------------------------
Strategist Portfolio                                           $ 37              $ 87              $149               $314
----------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio                                            $ 38              $ 92              $156               $328
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation Fund                             $ 38              $ 89              $151               $319
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                           $ 38              $ 89              $152               $320
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                            $ 38              $ 89              $152               $321
----------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCT SERIES FUND (CLASS B SHARES)
Alliance Growth and Income Portfolio                           $ 39              $ 93              $158               $331
----------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                      $ 40              $ 97              $164               $344
----------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                              $ 36              $ 84              $143               $302
----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity Portfolio                              $ 48              $118              $200               $410
----------------------------------------------------------------------------------------------------------------------------
Equity Growth Portfolio                                        $ 38              $ 90              $153               $322
----------------------------------------------------------------------------------------------------------------------------
International Magnum Portfolio                                 $ 41              $100              $169               $353
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio                                        $ 40              $ 96              $163               $341
----------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate Portfolio                                     $ 40              $ 97              $165               $346
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB SHARES)
Putnam VT Growth and Income Fund                               $ 37              $ 87              $148               $312
----------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                            $ 42              $101              $171               $357
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                         $ 37              $ 89              $151               $318
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth Portfolio                       $ 37              $ 87              $148               $312
----------------------------------------------------------------------------------------------------------------------------

                            10     PROSPECTUS

EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.

Variable Sub-Account                                          1 Year            3 Year            5 Year            10 Year
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity Portfolio                                    $ 31              $ 96              $163               $341
----------------------------------------------------------------------------------------------------------------------------
Capital Growth Portfolio                                       $ 30              $ 93              $157               $330
----------------------------------------------------------------------------------------------------------------------------
Competitive Edge "Best Ideas" Portfolio                        $ 30              $ 93              $158               $332
----------------------------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio                                      $ 29              $ 88              $150               $316
----------------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                               $ 28              $ 87              $148               $312
----------------------------------------------------------------------------------------------------------------------------
European Growth Portfolio                                      $ 33              $102              $173               $360
----------------------------------------------------------------------------------------------------------------------------
Global Dividend Growth Portfolio                               $ 31              $ 96              $163               $341
----------------------------------------------------------------------------------------------------------------------------
High Yield Portfolio                                           $ 29              $ 88              $150               $316
----------------------------------------------------------------------------------------------------------------------------
Income Builder Portfolio                                       $ 31              $ 96              $163               $342
----------------------------------------------------------------------------------------------------------------------------
Information Portfolio                                          $ 21              $ 64              $109               $235
----------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                         $ 29              $ 87              $149               $314
----------------------------------------------------------------------------------------------------------------------------
Pacific Growth Portfolio                                       $ 36              $108              $183               $380
----------------------------------------------------------------------------------------------------------------------------
Quality Income Plus Portfolio                                  $ 29              $ 87              $149               $314
----------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Portfolio                                      $ 33              $100              $169               $352
----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Portfolio                                        $ 28              $ 86              $146               $308
----------------------------------------------------------------------------------------------------------------------------
Strategist Portfolio                                           $ 29              $ 87              $149               $314
----------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio                                            $ 30              $ 92              $156               $327
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation Fund                             $ 29              $ 89              $152               $319
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                           $ 29              $ 90              $152               $320
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                            $ 29              $ 90              $152               $321
----------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                           $ 30              $ 93              $158               $331
----------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                      $ 32              $ 97              $164               $344
----------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                              $ 27              $ 84              $143               $302
----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity Portfolio                              $ 39              $118              $200               $410
----------------------------------------------------------------------------------------------------------------------------
Equity Growth Portfolio                                        $ 29              $ 90              $153               $322
----------------------------------------------------------------------------------------------------------------------------
International Magnum Portfolio                                 $ 33              $100              $170               $353
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio                                        $ 31              $ 96              $163               $341
----------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate Portfolio                                     $ 32              $ 98              $165               $346
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB SHARES)
Putnam VT Growth and Income Fund                               $ 28              $ 87              $148               $312
----------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                            $ 33              $101              $171               $357
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                         $ 29              $ 89              $151               $318
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth Portfolio                       $ 24              $ 87              $148               $312
----------------------------------------------------------------------------------------------------------------------------

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE EXAMPLES ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES ON PAGE ARE IN EFFECT FOR THE TIME PERIODS PRESENTED ABOVE. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2, WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.85%. IF THAT OPTION WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $54,945.

                            11     PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "ACCUMULATION UNIT VALUE." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Value of each Variable Sub-Account since the date we first offered the Contracts. To obtain additional detail on each of the Variable Sub-Account's financial statements contained in the Statement of Additional Information. The financial statements of Northbrook also appear in the Statement of Additional Information.

                            12     PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The Variable Annuity 3 AssetManager is a contract between you, the Contract owner, and Northbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Owner, while the Annuitant is alive,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract. The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum age of the oldest Contract Owner cannot exceed age 90 as of the date we receive the completed application.

You can use the Contract with or without a qualified plan. A "qualified plan" is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract used with a qualified plan. See "Qualified Plans" on page 30.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a natural person. The maximum age of the oldest Annuitant cannot exceed age 90 as of the date we receive the completed application.

You initially designate an Annuitant in your application. If the Contract owner is a natural person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

- your spouse, if he or she is still alive, otherwise

- your surviving children equally, or if you have no surviving children,

- your estate.

If more than one Beneficiary survives you, (or the Annuitant, if the Contract owner is not a natural person) we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT
Only a Northbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to

                            13     PROSPECTUS
the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $10,000. We may increase or decrease this minimum in the future. You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to reduce the minimum or limit the maximum amount of purchase payments we will accept. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $100 by automatically transferring amounts from your bank account or your Morgan Stanley Dean Witter Active Assets Account. Please consult your Morgan Stanley Dean Witter Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our headquarters. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract within the Cancellation Period, which is the 20-day period after you receive the Contract or such longer period as your state may require. If you exercise this RIGHT TO CANCEL, the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account Options. We also will return your purchase payments allocated to the Variable Account after an adjustment, to the extent applicable law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If your contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

                            14     PROSPECTUS

CONTRACT VALUE
-------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to the initial purchase payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost each optional benefit, or available combinations thereof, offered under the contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                            15     PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 32 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.

  PORTFOLIO:                                    EACH PORTFOLIO SEEKS:                                         INVESTMENT ADVISER:
  AIM VARIABLE INSURANCE FUNDS*
  AIM V.I. Capital Appreciation Fund            Growth of capital
  AIM V.I. Growth Fund                          Growth of capital                                              A I M Advisors,
                                                                                                                     Inc.
  AIM V.I. Value Fund                           Long-term growth of capital. Income is a secondary
                                                objective.
  ALLIANCE VARIABLE PRODUCTS SERIES FUND
  Growth Portfolio                              Long-term growth of capital. Current income is incidental to the Portfolio's objective
  Growth and Income Portfolio                   Reasonable current income and reasonable opportunity for       Alliance Capital
                                                appreciation                                                   Management, L.P.
  Premier Growth Portfolio                      Growth of capital by pursuing aggressive investment policies
  MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
  Money Market Portfolio                        High current income, preservation of capital, and liquidity   Morgan Stanley Dean
                                                                                                               Witter Advisors,
                                                                                                                     Inc.
  Quality Income Plus Portfolio                 High current income and, as a secondary objective, capital appreciation when consistent with its primary objective
  Short-Term Bond Portfolio                     High current income consistent with preservation of capital
  High Yield Portfolio                          High current income and, as a secondary objective, capital appreciation when consistent with its primary objective
  Utilities Portfolio                           Capital appreciation and current income
  Income Builder Portfolio                      Reasonable income and, as a secondary objective, growth of capital
  Information Portfolio                         Long-term capital appreciation
  Dividend Growth Portfolio                     Reasonable current income and long-term growth of income and capital
  Capital Growth Portfolio                      Long-term capital growth
  Global Dividend Growth Portfolio              Reasonable current income and long-term growth of income and capital
  European Growth Portfolio                     To maximize the capital appreciation on its investments
  Pacific Growth Portfolio                      To maximize the capital appreciation of its investments
  Aggressive Equity Portfolio                   Capital growth
  Equity Portfolio                              Growth of capital and, as a secondary objective, income when consistent with its Primary objective.
  S&P 500 Index Portfolio                       Investment results that, before expenses, correspond to the total return of the Standard and Poor's 500 Composite Stock
                                                Price Index
  Competitive Edge "Best Ideas" Portfolio       Long-term capital growth
  Strategist Portfolio                          High total investment return

                            16     PROSPECTUS

  PORTFOLIO:                                    EACH PORTFOLIO SEEKS:                                         INVESTMENT ADVISER:
  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Equity Growth Portfolio                       Long-term capital appreciation                                  Morgan Stanley
                                                                                                               Asset Management
  U.S. Real Estate Portfolio                    Above-average current income and long-term capital
                                                appreciation
  International Magnum Portfolio                Long-term capital appreciation
  Emerging Markets Equity Portfolio             Long-term capital appreciation
  Mid-Cap Value                                 Above-average total return over a market cycle of three to    Miller Anderson &
                                                five years                                                      Sherrerd, LLP
  AIM VARIABLE INSURANCE FUNDS*
  PUTNAM VARIABLE TRUST
  Putnam VT Growth and Income Fund              Capital growth and income
  Putnam VT International Growth Fund           Capital growth                                                Putnam Investment
                                                                                                               Management, Inc.
  Putnam VT Voyager Fund                        Capital appreciation
  VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth Portfolio                     Capital appreciation                                           Van Kampen Asset
                                                                                                               Management Inc.

* A Portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                            17     PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the basic dollar cost averaging fixed account option, and we may offer the additional dollar cost averaging fixed account options described below. However, the 6 and 12 month dollar cost averaging options currently are not available. Please consult with your Morgan Stanley Dean Witter Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

BASIC DOLLAR COST AVERAGING OPTION. You may establish a Dollar Cost Averaging Program, as described on page 19, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a one year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. In the future, we may offer 6 and 12 month dollar cost averaging options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. The crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your Morgan Stanley Dean Witter Financial Advisor or our customer support unit at 1-800-654-2397.

                            18     PROSPECTUS

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer. Transfers from the Dollar Cost Averaging Fixed Account Options do not count towards the 12 free transfers each Contract Year.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfers fees and restrictions.

EXCESSIVE TRADING LIMITS
We reserve the right to limit transfers among the Variable Sub-Accounts if we determine, in our sole discretion, that transfers by one or more Contract owners would be to the disadvantage of other Contract owners. We may limit transfers by taking such steps as:

- imposing a minimum time period between each transfer,

- refusing to accept transfer requests of an agent acting under a power of attorney on behalf of more than one Contract owner, or

- limiting the dollar amount that a Contract owner may transfer between the Variable Sub-Accounts and the Fixed Account Options at any one time.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average

                            19     PROSPECTUS
of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC PORTFOLIO REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

    Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the High Yield Variable Sub-Account and 60% to be in the Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the High Yield Variable Sub-Account and use the money to buy more units in the Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. This charge will be deducted on a pro-rata basis from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

- total purchase payments equal $50,000 or more, or

- all of your money is allocated to the Fixed Account Options as of the Contract Anniversary.

- After the Payout Start Date, we will waive this charge if:

- the Contract Value is $50,000 or more as of the Payout Start Date, or

- all income payments are fixed amount income payments.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.35% of the average daily net assets you have invested in the Variable Sub-Accounts (1.48% if you select the Performance Death Benefit Option, 1.59% if you select the Death Benefit Combination Option, 1.65% if you select the Income Benefit Combination Option 2 and 1.85% if you select the Income and Death Benefit Combination Option 2). The mortality and expense risk charge is for all

                            20     PROSPECTUS
the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We will not increase the administrative expense charge for the life of the Contract.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of 1% of the purchase payment(s) you withdraw if the amount being withdrawn has been invested in the Contract for less than one year. However, during each Contract Year, you can withdraw all purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year, whichever is greater, without paying the charge. Unused portions of this FREE WITHDRAWAL AMOUNT are not carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first, and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

- the death of the Contract owner or Annuitant (unless the Settlement Value is used); and

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract. This waiver does not apply to Contracts owned by an Individual Retirement Account.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our

                            21     PROSPECTUS
status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see pages above. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 23.

You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested according to each alternative's percentage share of the Contract Value. In general, you must withdraw at least $100 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals also may be subject to income tax and a 10% penalty tax, as described below.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Dean Witter Active Assets Account. Please consult with your Morgan Stanley Dean Witter Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other applicable charges, and applicable taxes.

                            22     PROSPECTUS

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that your Contract Value less applicable taxes is applied to an Income Plan. The Payout Start Date must be:

- at least 30 days after the Issue Date;

- the first day of a calendar month; and

- no later than the first day of the calendar month after the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with payments guaranteed for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed amount income payments;

- variable amount income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the Joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed payments as required by the Contract.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 TO
30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Income Benefit Combination Option 2 or the Income and Death Benefit Combination Option 2, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed amount income payments. If you wish to apply any portion of your Fixed Account Options balance to

                            23     PROSPECTUS
provide variable amount income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable amount income payments, we will apply your Contract Value in the Variable Account to variable amount income payments and your Contract Value in the Fixed Account Options to fixed amount income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the Cash Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

- terminate the contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

- we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience, and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other annual investment rates available under the Contract.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract, or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT COMBINATION OPTION 2
You have the option to add Income Benefit Combination Option 2 to your Contract. Please note that once you have selected an optional income benefit your ability to select a different option may be limited. Please consult with your Financial Advisor concerning any such limitations before selecting any option. Further, if you select another option, the benefits under the new option on the date we issue the new option will equal the contract value. You will not retain or transfer the benefits of the earlier option. Please consult with your Financial Advisor concerning the effect of selecting a different option before doing so. We may discontinue offering these options at any time.

This Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below.

ELIGIBILITY. If you select the Income Benefit Combination Option 2, the highest age of any Contract owner and Annuitant as of the date we receive the completed application or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

- You must elect a payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

- The Payout Start Date must occur during the 30 day period following a Contract Anniversary.

- You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you must elect to receive fixed income payments, which will be calculated using the appropriate Guaranteed Income Payment Table provided in your Contract;

                            24     PROSPECTUS

- The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan. The Income Benefit Combination Option 2 may not be available in all states.

INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A
On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made. For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below). On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a natural person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B
On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a natural person).

WITHDRAWAL ADJUSTMENT
The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:

(1) = the withdrawal amount
(2) = the Contract Value immediately prior to the withdrawal, and
(3) = the most recently calculated Income Base

The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to variable and/or fixed income payment options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.

You may also elect the Income and Death Benefit Combination Option 2 which combines the features of the Income Benefit Combination Option 2 with the features of the Death Benefit Combination Option (described on page 26).

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

                            25     PROSPECTUS

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined upon receipt of due proof of death. The new Contract owner would be the surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

- a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

- any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any withdrawals, and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

DEATH BENEFIT OPTIONS
The Performance Death Benefit Option, Death Benefit Combination Option and Income and Death Benefit Combination Option 2 are optional benefits that you may elect. Please note that once you have selected an optional income or death benefit (each, own "Option") your ability to select a different option may be limited. Please consult with your Financial Advisor concerning any such limitations before selecting any option. Further, if you select another option, the benefits under the new option on the date we issue the new option will equal the Contract Value. You will not retain or transfer the benefits of the earlier option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so. We may discontinue the offering of these options at any time.

If the Contract owner is a natural person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a natural person, these options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of
(1) through (3) above, or (4) the death benefit option you selected. The death benefit options may not be available in all states.

PERFORMANCE DEATH BENEFIT OPTION
The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit. We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal. In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a natural person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the highest age of any Contract owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION
If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option described

                            26     PROSPECTUS
above. DEATH BENEFIT A IS ONLY AVAILABLE THROUGH THE DEATH BENEFIT COMBINATION OPTION. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

DEATH BENEFIT A. Death Benefit A on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract Anniversary after the Rider Date, Death Benefit A is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, we will multiply Death Benefit A as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.

We will recalculate Death Benefit A as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner's (the Annuitant, if the owner is not a natural person), 85th birthday. For all ages, we will recalculate Death Benefit A on each Contract Anniversary, or upon receipt of a death claim, as follows:

- We will reduce the Death Benefit A by a withdrawal adjustment (as described above under Performance Death Benefit Option) for any withdrawals since the prior Contract Anniversary; and

- We will increase Death Benefit A by any additional purchase payments since the prior Contract Anniversary.

If you select the Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2
You may also elect the Income and Death Benefit Combination Option 2 which combines the features of the Income Benefit Combination (described on page 24) with the features of the Death Benefit Combination Option.

If you select the Income and Death Benefit Combination Option 2, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

DEATH BENEFIT PAYMENTS
If the new Contract owner is a natural person, the new Contract owner may elect to:

1. receive the death benefit in a lump sum, or

2. apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

- the life of the new Contract owner; or

- for a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the Contract owner.

Options 1 and 2 above are only available if the new Contract owner elects one of these options within 180 days of the date of death. Otherwise, the new Contract owner will receive the Settlement Value. The "Settlement Value" is the Contract Value, less any applicable withdrawal charge, contract maintenance charge and applicable taxes. The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of your death, whichever is earlier. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the new Contract owner is your spouse, then he or she may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive Due Proof of Death (the next Valuation Date if we receive Due Proof of Death after 3:00 pm Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

- Transfer all or a portion of the excess among the Variable Sub-Accounts;

- Transfer all or a portion of the excess into the Standard Fixed Account; or

- Transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum

                            27     PROSPECTUS
allocation amount specified in your Contract. The Contract may only be continued once. If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within 1 year of the date of death without incurring a withdrawal charge. If the surviving spouse is under age 59-1/2, a 10% penalty tax may apply to the withdrawal.

If the new Contract owner is a corporation, trust, or other non-natural person, then the new Contract owner may elect, within 180 days of your death, to receive the death benefit in lump sum or may elect to receive the Settlement Value in a lump sum within 5 years of death. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

DEATH OF ANNUITANT. If any Annuitant who is not also the Contract owner dies prior to the Payout Start Date, the Contract owner must elect one of the applicable options described below.

If the Contract owner is a natural person, the Contract owner may elect to continue the Contract as if the death had not occurred, or, if we receive Due Proof of Death within 180 days of the date of the Annuitant's death, the Contract owner may choose to:

1. receive the death benefit in a lump sum; or

2. apply the death benefit to an Income Plan that must begin within 1 year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the Contract owner.

If the Contract owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract owner, unless the Contract owner names a different Annuitant.

If the Contract owner is a non-natural person, the non-natural Contract owner may elect, within 180 days of the Annuitant's date of death, to receive the death benefit in a lump sum or may elect to receive the Settlement Value payable in a lump sum within 5 years of the Annuitant's date of death. If the non-natural Contract owner does not make one of the above described elections, the Settlement Value must be withdrawn by the non-natural Contract owner on or before the mandatory distribution date 5 years after the Annuitant's death.

We reserve the right to waive the 180 day limit on a non-discriminatory basis.

MORE INFORMATION
-------------------------------------------------------------------

NORTHBROOK
Northbrook is the issuer of the Contract. Northbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, from 1978 to 1998, Northbrook was organized under the laws of the State of Illinois. Northbrook is currently licensed to operate in all states (except New
York), the District of Columbia, and Puerto Rico. We intend to offer the Contract in those jurisdictions in which we are licensed. Our headquarters are located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Northbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), an Illinois stock life insurance company. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, an Illinois stock property-liability insurance company. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Northbrook and Allstate Life entered into a reinsurance agreement effective December 31, 1987. Under the reinsurance agreement, Allstate Life reinsures all of Northbrook's liabilities under the Contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Northbrook; Northbrook remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Northbrook due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Northbrook, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Northbrook established the Northbrook Variable Annuity Account II on May 8, 1990. We have registered the Variable

                            28     PROSPECTUS

Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Northbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Northbrook.

The Variable Account consists of multiple Variable Sub-Accounts 32 of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

                            29     PROSPECTUS

THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley DW Inc.* Morgan Stanley DW Inc., a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., is located at Two World Trade Center, New York, New York 10048. Morgan Stanley DW Inc. is a member of the New York Stock Exchange and the National Association of Securities Dealers, Inc.

We may pay up to a maximum sales commission of 2.0% of purchase payments and an annual sales administration expense of up to 1.5% of the average net assets of the Contracts to Morgan Stanley DW Inc. In addition, Morgan Stanley DW Inc. may pay annually to its representatives, from its profits a persistency bonus that will take into account among other things, the length of time purchase payments have been held under the Contract and Contract Values.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract owner records;

- Contract owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. Contract statements are currently being sent on a quarterly basis. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.
*Effective April 2, 2001, Dean Witter Reynolds Inc. changed its name to Morgan
 Stanley DW Inc.

                            30     PROSPECTUS

We also will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Northbrook on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and Northbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Northbrook.

TAXES
-------------------------------------------------------------------

The following discussion is general and is not intended as tax advice. Northbrook makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Northbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Northbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Northbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that

                            31     PROSPECTUS
the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the individual attains age 59 1/2,

- made to a Beneficiary after the Contract owner's death,

- attributable to the Contract owner being disabled, or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract owner attains age 59 1/2,

2. made as a result of the Contract owner's death or disability;

3. made in substantially equal periodic payments over the Contract owner's life or life expectancy,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Northbrook (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Internal Revenue Code ("Code");

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and Self Employed Pension and Profit Sharing Plans; and

                            32     PROSPECTUS

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Northbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(B) PLANS. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only:

1. on or after the date an employee

- attains age 59 1/2,

- separates from service,

- dies,

- becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may be distributed on the account of hardship).

These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING
Northbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or, over the life (joint lives) of the participant (and beneficiary).

Northbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                            33     PROSPECTUS

APPENDIX A
BASE POLICY
-------------------------------------------------------------------

For the Period Beginning September 12 and Ending December 31,
VARIABLE SUB-ACCOUNTS                                          2000
---------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.679
Number of Units Outstanding, End of Period                      8,463
---------------------------------------------------------------------
AIM V.I. GROWTH FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.610
Number of Units Outstanding, End of Period                      5,181
---------------------------------------------------------------------
AIM V.I. VALUE FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.504
Number of Units Outstanding, End of Period                     26,949
---------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH PORTFOLIO
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.226
Number of Units Outstanding, End of Period                      4,857
---------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME PORTFOLIO
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.932
Number of Units Outstanding, End of Period                     18,339
---------------------------------------------------------------------
ALLIANCE PREMIER GROWTH PORTFOLIO
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.012
Number of Units Outstanding, End of Period                     21,098
---------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.972
Number of Units Outstanding, End of Period                     13,579
---------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.408
Number of Units Outstanding, End of Period                      7,590
---------------------------------------------------------------------
COMPETITIVE EDGE "BEST IDEAS"
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                          $8.51
Number of Units Outstanding, End of Period                      1,874
---------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.681
Number of Units Outstanding, End of Period                     14,100
---------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.910
Number of Units Outstanding, End of Period                     21,904
---------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.037
Number of Units Outstanding, End of Period                      5,896
---------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.442
Number of Units Outstanding, End of Period                      1,196
---------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.307
Number of Units Outstanding, End of Period                        203
---------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                         $10.02
Number of Units Outstanding, End of Period                      7,420
---------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.290
Number of Units Outstanding, End of Period                      1,812
---------------------------------------------------------------------

---------------------------------------------------------------------
MONEY MARKET
For the Period Beginning September 12 and Ending December 31,
VARIABLE SUB-ACCOUNTS                                          2000
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.135
Number of Units Outstanding, End of Period                     19,624
---------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                          $7.88
Number of Units Outstanding, End of Period                      7,423
---------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.462
Number of Units Outstanding, End of Period                     16,334
---------------------------------------------------------------------
SHORT TERM BOND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.146
Number of Units Outstanding, End of Period                      3,045
---------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.33
Number of Units Outstanding, End of Period                     29,929
---------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.894
Number of Units Outstanding, End of Period                     25,276
---------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.330
Number of Units Outstanding, End of Period                     11,847
---------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.178
Number of Units Outstanding, End of Period                      5,236
---------------------------------------------------------------------
INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.677
Number of Units Outstanding, End of Period                      1,109
---------------------------------------------------------------------
EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.223
Number of Units Outstanding, End of Period                        697
---------------------------------------------------------------------
EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.249
Number of Units Outstanding, End of Period                      6,941
---------------------------------------------------------------------
MID-CAP VALUE
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.576
Number of Units Outstanding, End of Period                     11,285
---------------------------------------------------------------------
PUTNAM VARIABLE TRUST (Class IB)
PUTNAM VT GROWTH AND INCOME FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.260
Number of Units Outstanding, End of Period                      5,756
---------------------------------------------------------------------
PUTNAM VT INTERNATIONAL FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.505
Number of Units Outstanding, End of Period                     17,072
---------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.238
Number of Units Outstanding, End of Period                     26,292
---------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.720
Number of Units Outstanding, End of Period                     24,503
---------------------------------------------------------------------

WITH PERFORMANCE DEATH BENEFIT OPTION
-------------------------------------------------------------------

For the Period Beginning September 12 and Ending December 31,
VARIABLE SUB-ACCOUNTS                                          2000
---------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
AIM CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                          $7.68
Number of Units Outstanding, End of Period                      7,443
---------------------------------------------------------------------
AIM V.I. GROWTH FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.607
Number of Units Outstanding, End of Period                      3,650
---------------------------------------------------------------------
AIM V.I. VALUE FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.501
Number of Units Outstanding, End of Period                     12,015
---------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH PORTFOLIO
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.223
Number of Units Outstanding, End of Period                      5,171
---------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME PORTFOLIO
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.928
Number of Units Outstanding, End of Period                      3,262
---------------------------------------------------------------------
ALLIANCE PREMIER GROWTH PORTFOLIO
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.009
Number of Units Outstanding, End of Period                      8,547
---------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.968
Number of Units Outstanding, End of Period                      9,105
---------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.404
Number of Units Outstanding, End of Period                      2,050
---------------------------------------------------------------------
COMPETITIVE EDGE "BEST IDEAS"
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.505
Number of Units Outstanding, End of Period                      1,689
---------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.677
Number of Units Outstanding, End of Period                      8,704
---------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.907
Number of Units Outstanding, End of Period                     42,936
---------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.033
Number of Units Outstanding, End of Period                      5,512
---------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                         $10.44
Number of Units Outstanding, End of Period                      7,454
---------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.304
Number of Units Outstanding, End of Period                      1,730
---------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                         $10.01
Number of Units Outstanding, End of Period                      7,457
---------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.289
Number of Units Outstanding, End of Period                        624
---------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.131
Number of Units Outstanding, End of Period                      8,736
---------------------------------------------------------------------

---------------------------------------------------------------------
PACIFIC GROWTH
For the Period Beginning September 12 and Ending December 31,
VARIABLE SUB-ACCOUNTS                                          2000
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.872
Number of Units Outstanding, End of Period                      1,338
---------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                         $10.46
Number of Units Outstanding, End of Period                      7,467
---------------------------------------------------------------------
SHORT TERM BOND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.142
Number of Units Outstanding, End of Period                      2,119
---------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.450
Number of Units Outstanding, End of Period                      5,778
---------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.890
Number of Units Outstanding, End of Period                      9,033
---------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.326
Number of Units Outstanding, End of Period                      9,701
---------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.673
Number of Units Outstanding, End of Period                      1,976
---------------------------------------------------------------------
EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.221
Number of Units Outstanding, End of Period                      1,849
---------------------------------------------------------------------
EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.246
Number of Units Outstanding, End of Period                     11,593
---------------------------------------------------------------------
MID-CAP VALUE
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.573
Number of Units Outstanding, End of Period                      6,400
---------------------------------------------------------------------
US REAL ESTATE
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                         $10.17
Number of Units Outstanding, End of Period                      7,468
---------------------------------------------------------------------
PUTNAM VARIABLE TRUST (Class IB)
PUTNAM VT GROWTH AND INCOME FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.256
Number of Units Outstanding, End of Period                      1,806
---------------------------------------------------------------------
PUTNAM VT INTERNATIONAL FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.502
Number of Units Outstanding, End of Period                      3,681
---------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.235
Number of Units Outstanding, End of Period                     11,995
---------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.717
Number of Units Outstanding, End of Period                     30,593
---------------------------------------------------------------------

WITH DEATH BENEFIT COMBINATION RIDER
-------------------------------------------------------------------

For the Period Beginning September 12 and Ending December 31,
VARIABLE SUB-ACCOUNTS                                          2000
---------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.674
Number of Units Outstanding, End of Period                     31,890
---------------------------------------------------------------------
AIM V.I. GROWTH FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.605
Number of Units Outstanding, End of Period                      1,381
---------------------------------------------------------------------
AIM V.I. VALUE FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.498
Number of Units Outstanding, End of Period                      6,914
---------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH PORTFOLIO
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.220
Number of Units Outstanding, End of Period                        296
---------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME PORTFOLIO
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.924
Number of Units Outstanding, End of Period                      7.060
---------------------------------------------------------------------
ALLIANCE PREMIER GROWTH PORTFOLIO
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.007
Number of Units Outstanding, End of Period                     35,693
---------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.965
Number of Units Outstanding, End of Period                      1,947
---------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.401
Number of Units Outstanding, End of Period                      6,491
---------------------------------------------------------------------
COMPETITIVE EDGE "BEST IDEAS"
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.502
Number of Units Outstanding, End of Period                      1,095
---------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.673
Number of Units Outstanding, End of Period                      1,392
---------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.904
Number of Units Outstanding, End of Period                     17,130
---------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.029
Number of Units Outstanding, End of Period                      3,389
---------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.435
Number of Units Outstanding, End of Period                      2,430
---------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.302
Number of Units Outstanding, End of Period                      1,715
---------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.011
Number of Units Outstanding, End of Period                      1,548
---------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                          $9.29
Number of Units Outstanding, End of Period                      8,260
---------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.128
Number of Units Outstanding, End of Period                     14,380
---------------------------------------------------------------------

For the Period Beginning September 12 and Ending December 31,
VARIABLE SUB-ACCOUNTS                                          2000
---------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.870
Number of Units Outstanding, End of Period                        389
---------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.445
Number of Units Outstanding, End of Period                      2.701
---------------------------------------------------------------------
SHORT-TERM BOND
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                         $10.14
Number of Units Outstanding, End of Period                      7,581
---------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.447
Number of Units Outstanding, End of Period                     13,933
---------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.887
Number of Units Outstanding, End of Period                      4,314
---------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.323
Number of Units Outstanding, End of Period                      7,126
---------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.171
Number of Units Outstanding, End of Period                        908
---------------------------------------------------------------------
INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.670
Number of Units Outstanding, End of Period                        807
---------------------------------------------------------------------
EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.218
Number of Units Outstanding, End of Period                        849
---------------------------------------------------------------------
EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.243
Number of Units Outstanding, End of Period                      2,957
---------------------------------------------------------------------
MID-CAP VALUE
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                          $9.51
Number of Units Outstanding, End of Period                      7,569
---------------------------------------------------------------------
PUTNAM VARIABLE TRUST (Class IB)
PUTNAM VT GROWTH AND INCOME FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.253
Number of Units Outstanding, End of Period                     10,733
---------------------------------------------------------------------
PUTNAM VT INTERNATIONAL FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.499
Number of Units Outstanding, End of Period                     31,510
---------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.232
Number of Units Outstanding, End of Period                      3,189
---------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.714
Number of Units Outstanding, End of Period                     16,824
---------------------------------------------------------------------

WITH INCOME BENEFIT COMBINATION OPTION
-------------------------------------------------------------------

For the Period Beginning September 12 and Ending December 31,
VARIABLE SUB-ACCOUNTS                                          2000
---------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
AIM CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                          $7.67
Number of Units Outstanding, End of Period                      7,480
---------------------------------------------------------------------
AIM V.I. GROWTH FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.604
Number of Units Outstanding, End of Period                      1,409
---------------------------------------------------------------------
AIM V.I. VALUE FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.496
Number of Units Outstanding, End of Period                      2,074
---------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH PORTFOLIO
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.219
Number of Units Outstanding, End of Period                      2,441
---------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME PORTFOLIO
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.923
Number of Units Outstanding, End of Period                        636
---------------------------------------------------------------------
ALLIANCE PREMIER GROWTH PORTFOLIO
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.005
Number of Units Outstanding, End of Period                      4,400
---------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.964
Number of Units Outstanding, End of Period                        854
---------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                          $9.40
Number of Units Outstanding, End of Period                      7,483
---------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                          $8.51
Number of Units Outstanding, End of Period                      7,484
---------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.671
Number of Units Outstanding, End of Period                      1,300
---------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.902
Number of Units Outstanding, End of Period                      1,290
---------------------------------------------------------------------
EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                          $8.24
Number of Units Outstanding, End of Period                      7,489
---------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.028
Number of Units Outstanding, End of Period                        102
---------------------------------------------------------------------
GLOBAL DIVIDEND
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                         $10.43
Number of Units Outstanding, End of Period                      7,491
---------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.301
Number of Units Outstanding, End of Period                        143
---------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                         $10.01
Number of Units Outstanding, End of Period                      7,494
---------------------------------------------------------------------

For the Period Beginning September 12 and Ending December 31,
VARIABLE SUB-ACCOUNTS                                          2000
---------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                          $9.29
Number of Units Outstanding, End of Period                      8,258
---------------------------------------------------------------------
INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                          $9.67
Number of Units Outstanding, End of Period                      7,493
---------------------------------------------------------------------
MID-CAP VALUE
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                          $9.57
Number of Units Outstanding, End of Period                      7,495
---------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                         $10.13
Number of Units Outstanding, End of Period                      7,496
---------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.868
Number of Units Outstanding, End of Period                      1,878
---------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.453
Number of Units Outstanding, End of Period                      2,958
---------------------------------------------------------------------
SHORT-TERM BOND
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                         $10.14
Number of Units Outstanding, End of Period                      7,507
---------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.445
Number of Units Outstanding, End of Period                      2,006
---------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.886
Number of Units Outstanding, End of Period                        636
---------------------------------------------------------------------
US REAL ESTATE
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                         $10.17
Number of Units Outstanding, End of Period                      7,505
---------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.321
Number of Units Outstanding, End of Period                      3,124
---------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.217
Number of Units Outstanding, End of Period                      1,500
---------------------------------------------------------------------

For the Period Beginning September 12 and Ending December 31,
VARIABLE SUB-ACCOUNTS                                          2000
---------------------------------------------------------------------
PUTNAM VARIABLE TRUST (Class IB)
PUTNAM VT GROWTH AND INCOME FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.251
Number of Units Outstanding, End of Period                      2,256
---------------------------------------------------------------------
PUTNAM VT INTERNATIONAL FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.497
Number of Units Outstanding, End of Period                      2,085
---------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.231
Number of Units Outstanding, End of Period                      1,931
VAN KAMPEN LIFE INVESTMENT TRUST
---------------------------------------------------------------------
EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.713
Number of Units Outstanding, End of Period                      8,701
---------------------------------------------------------------------

WITH INCOME AND DEATH BENEFIT COMBINATION OPTION
-------------------------------------------------------------------

For the Period Beginning September 12 and Ending December 31,
VARIABLE SUB-ACCOUNTS                                          2000
---------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.668
Number of Units Outstanding, End of Period                      6,864
---------------------------------------------------------------------
AIM GROWTH
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                          $7.60
Number of Units Outstanding, End of Period                      7,518
---------------------------------------------------------------------
AIM V.I. VALUE FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.491
Number of Units Outstanding, End of Period                      9,000
---------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                          $8.21
Number of Units Outstanding, End of Period                      7,513
---------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME PORTFOLIO
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.917
Number of Units Outstanding, End of Period                      2,864
---------------------------------------------------------------------
ALLIANCE PREMIER GROWTH PORTFOLIO
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.001
Number of Units Outstanding, End of Period                      9,325
---------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.958
Number of Units Outstanding, End of Period                      7,815
---------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.394
Number of Units Outstanding, End of Period                      1,105
---------------------------------------------------------------------
COMPETITIVE EDGE "BEST IDEAS"
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.496
Number of Units Outstanding, End of Period                      7,856
---------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.665
Number of Units Outstanding, End of Period                    499,429
---------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.897
Number of Units Outstanding, End of Period                      6,505
---------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.022
Number of Units Outstanding, End of Period                      2,781
---------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                   $10.00
Accumulation Unit Value, End of Period                         $10.43
Number of Units Outstanding, End of Period                      7,528
---------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.296
Number of Units Outstanding, End of Period                      1,422
---------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.003
Number of Units Outstanding, End of Period                      2,911
---------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.284
Number of Units Outstanding, End of Period                         73
---------------------------------------------------------------------

For the Period Beginning September 12 and Ending December 31,
VARIABLE SUB-ACCOUNTS                                          2000
---------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.120
Number of Units Outstanding, End of Period                      3,372
---------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.863
Number of Units Outstanding, End of Period                        984
---------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.447
Number of Units Outstanding, End of Period                      9,993
---------------------------------------------------------------------
SHORT TERM BOND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.131
Number of Units Outstanding, End of Period                      8,266
---------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.440
Number of Units Outstanding, End of Period                      4,199
---------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.880
Number of Units Outstanding, End of Period                      5,536
---------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.316
Number of Units Outstanding, End of Period                    547,162
---------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.163
Number of Units Outstanding, End of Period                        850
---------------------------------------------------------------------
INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.662
Number of Units Outstanding, End of Period                      4,040
---------------------------------------------------------------------
EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.213
Number of Units Outstanding, End of Period                        957
---------------------------------------------------------------------
EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.237
Number of Units Outstanding, End of Period                      6,589
---------------------------------------------------------------------
MID-CAP VALUE
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.562
Number of Units Outstanding, End of Period                      6,396
---------------------------------------------------------------------
PUTNAM VARIABLE TRUST (Class IB)
PUTNAM VT GROWTH AND INCOME FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                        $10.245
Number of Units Outstanding, End of Period                      2,572
---------------------------------------------------------------------
PUTNAM VT INTERNATIONAL FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $9.491
Number of Units Outstanding, End of Period                      4,876
---------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $8.226
Number of Units Outstanding, End of Period                      1,885
VAN KAMPEN LIFE INVESTMENT TRUST
---------------------------------------------------------------------
EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000
Accumulation Unit Value, End of Period                         $7.708
Number of Units Outstanding, End of Period                     34,394
---------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

DESCRIPTION
----------------------------------------------------------------------------
   Additions, Deletions or Substitutions of Investments
----------------------------------------------------------------------------
   The Contract
----------------------------------------------------------------------------
      Purchase of Contracts
----------------------------------------------------------------------------
      Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
----------------------------------------------------------------------------
   Performance Information
----------------------------------------------------------------------------
   Calculation of Accumulation Unit Values
----------------------------------------------------------------------------
      Net Investment Factor
      Calculation of Variable Amount Income Payments
----------------------------------------------------------------------------
      Calculation of Annuity Unit Values
----------------------------------------------------------------------------
   General Matters
----------------------------------------------------------------------------
      Incontestability
----------------------------------------------------------------------------
      Settlements
----------------------------------------------------------------------------
      Safekeeping of the Variable Account's Assets
----------------------------------------------------------------------------
      Premium Taxes
----------------------------------------------------------------------------
      Tax Reserves
----------------------------------------------------------------------------
   Federal Tax Matters
----------------------------------------------------------------------------
   Qualified Plans
----------------------------------------------------------------------------
   Experts
----------------------------------------------------------------------------
   Financial Statements
----------------------------------------------------------------------------

                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

           MORGAN STANLEY DEAN WITTER VARIABLE ANNUITY 3 AssetManager

Northbrook Life Insurance Company           Statement of Additional Information
Northbrook Variable Annuity Account II           Dated May 1 2001
Post Office Box 94040
Palatine, IL 60094-4040
1 (800) 654 - 2397

This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Dean Witter Variable Annuity 3 AssetManager Contract that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2001 , for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Dean Witter Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Dean Witter Variable Annuity 3 AssetManager Contract.

                      STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


Description                                                                Page

Additions, Deletions or Substitutions of Investments
The Contract
         Purchase of Contracts
         Tax-free Exchanges (1035 Exchanges, Rollovers and
               Transfers)
Performance Information
Calculation of Accumulation Unit Values
        Net Investment Factor
        Calculation of Variable Amount Income Payments
        Calculation of Annuity Unit Values
General Matters
         Incontestability
         Settlements
         Safekeeping of the Variable Account's Assets
         Premium Taxes
         Tax Reserves
Federal Tax Matters
Qualified Plans
Experts
Financial Statements

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the  shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.



THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley DW Inc. , is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing.

We use the following formula prescribed by the SEC for computing standardized total return:

     1000(1 + T)n = ERV

        where:

                T         = average annual total return

                ERV       = ending  redeemable value of a hypothetical  $1,000
                            payment made at the beginning of 1, 5, or 10 year periods or shorter period

                n         =    number of years in the period

                1000      =    hypothetical $1,000 investment


When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring the contract maintenance charge, we pro rate the charge by dividing (a) the contract maintenance charge by (b) an assumed annual contract size of $54,945. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized average annual total returns for the Variable Sub-Accounts available under the Contract for the periods ended December 31, 2000 are set out below. No standardized total returns are shown for the Money Market Variable Sub-Account. The Morgan Stanley Dean Witter Variable Annuity 3 AssetManager Contracts were first offered to the public as of September 12, 2000. Accordingly, performance figures for Variable Sub-Accounts prior to those dates reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Morgan Stanley Dean Witter Variable Annuity 3 AssetManager Contracts as well as the withdrawal and contract maintenance charges described above.

Variable Sub-Account Inception Dates:

Morgan Stanley Dean Witter Variable Investment Series:

Variable Sub-Account                                          Date

Quality Income Plus                                          May 1, 2000
High Yield                                                   May 1, 2000
Utilities                                                    May 1, 2000
Dividend Growth                                              May 1, 2000
Equity                                                       May 1, 2000
Strategist                                                   May 1, 2000
Capital Growth                                               May 1, 2000
European Growth                                              May 1, 2000
Global Dividend Growth                                       May 1, 2000
Pacific Growth                                               May 1, 2000
Income Builder                                               May 1, 2000
Information                                                  November 6, 2000
Short-Term  Bond                                             May 1, 2000
Aggressive  Equity                                           May 1, 2000
S&P 500 Index                                                May 1, 2000
Competitive Edge ("Best Ideas")                              May 1, 2000

The Universal Institutional Fund, Inc.:

Variable Sub-Account                                          Date

Equity Growth                                                March 16, 1998
International Magnum                                         March 16, 1998
Emerging Markets Equity                                      March 16, 1998
U.S. Real Estate                                             May 18,   1998
Mid-Cap Value                                                January 31, 2000


Van Kampen Life Investment Trust:

Variable Sub-Account                                          Date

Emerging Growth                                              March 16, 1998

AIM Variable Insurance Funds:

Variable Sub-Account                                          Date

Capital Appreciation                                         January 31, 2000
Growth                                                       January 31, 2000
Value                                                        January 31, 2000

Alliance Variable Products Series Fund:

Variable Sub-Account                                          Date

Growth                                                       January 31, 2000
Growth and Income                                            January 31, 2000
Premier Growth                                               January 31, 2000

Putnam Variable Trust:

Variable Sub-Account                                          Date

Growth and Income                                            January 31, 2000
International Growth                                         January 31, 2000
Voyager                                                      January 31, 2000





(WITHOUT ANY DEATH OR INCOME BENEFIT OPTION)


                                                                           10 Years or
                                                                              Since
Variable Sub-Account                                One Year      5 Year     Inception

Aggressive Equity                                    -3.35%        N/A         22.37%
Capital Growth                                       -0.38%       15.76%       12.13%
Competitive Edge "Best Ideas"                       -18.79%        N/A         -0.53%
Dividend Growth                                       3.59%       11.13%       12.62%
Equity                                              -13.78%       21.02%       20.08%
European Growth                                      -6.49%       16.30%       15.18%
Global Dividend Growth                               -4.11%        8.95%        9.20%
High Yield                                          -33.35%       -6.16%        5.88%
Income Builder                                       -1.49%        N/A          6.36%
Information*                                          N/A          N/A        -40.03%
Pacific Growth                                      -34.48%       -9.91%       -7.91%
Quality Income Plus                                   9.22%        3.82%        6.55%
S&P 500 Index                                       -10.82%        N/A          6.32%
Short-Term Bond                                       4.06%        N/A          2.75%
Strategist                                           -0.02%       12.84%       11.36%
Utilities                                             1.41%       12.99%       12.14%

AIM V.I. Capital Appreciation                          N/A         N/A        -11.56%
AIM V.I. Growth                                        N/A         N/A        -23.53%
AIM V.I. Value                                         N/A         N/A        -24.51%

Alliance Growth and Income                             N/A         N/A         18.28%
Alliance Growth                                        N/A         N/A        -16.42%
Alliance Premier Growth                                N/A         N/A        -14.78%

Morgan Stanley UIF Emerging Markets Equity          -39.84%       N/A         -7.10%
Morgan Stanley UIF Equity Growth                    -13.07%       N/A          6.92%
Morgan Stanley UIF International Magnum             -13.75%       N/A          1.28%
Morgan Stanley UIF Mid Cap Value                      N/A         N/A         14.51%
Morgan Stanley UIF U.S. Real Estate                  27.35%       N/A          3.43%

Putnam VT Growth and Income                           N/A         N/A         11.10%
Putnam VT International Growth                        N/A         N/A         -6.94%
Putnam VT Voyager                                     N/A         N/A        -16.58%

Van Kampen LIT Emerging Growth                      -11.51%       N/A         31.27%

*Performance shown is not annualized.


(WITH THE PERFORMANCE DEATH BENEFIT OPTION)



                                                                             10 Years or
                                                                                Since
Variable Sub-Account                                 One Year      5 Year     Inception

Aggressive Equity                                     -3.48%        N/A         22.21%
Capital Growth Portfolio                              -0.51%       15.61%       11.98%
Competitive Edge "Best Ideas"                        -18.90%        N/A         -0.66%
Dividend Growth                                        3.45%       10.98%       12.47%
Equity                                               -13.89%       20.86%       19.92%
European Growth                                       -6.62%       16.15%       15.02%
Global Dividend Growth                                -4.23%        8.81%        9.06%
High Yield                                           -33.43%       -6.29%        5.74%
Income Builder                                        -1.62%        N/A          6.22%
Information*                                           N/A          N/A        -40.11%
Pacific Growth                                       -34.56%      -10.03%       -8.03%
Quality Income Plus                                    9.08%       3.69%         6.41%
S&P 500 Index                                        -10.94%        N/A          6.18%
Short-Term Bond                                        3.93%        N/A          2.62%
Strategist                                            -0.15%       12.69%       11.21%
Utilities                                              1.28%       12.84%       11.99%

AIM V.I. Capital Appreciation                          N/A          N/A        -11.68%
AIM V.I. Growth                                        N/A          N/A        -23.64%
AIM V.I. Value                                         N/A          N/A        -24.61%

Alliance Growth and Income                             N/A          N/A         18.13%
Alliance Growth                                        N/A          N/A        -16.53%
Alliance Premier Growth                                N/A          N/A        -14.89%

Morgan Stanley UIF Emerging Markets Equity           -39.92%        N/A         -7.22%
Morgan Stanley UIF Equity Growth                     -13.19%        N/A          6.78%
Morgan Stanley UIF International Magnum              -13.86%        N/A          1.15%
Morgan Stanley UIF Mid Cap Value                       N/A          N/A         14.36%
Morgan Stanley UIF U.S. Real Estate                   27.18%        N/A          3.29%

Putnam VT Growth and Income                            N/A          N/A         10.95%
Putnam VT International Growth                         N/A          N/A         -7.07%
Putnam VT Voyager                                      N/A          N/A        -16.69%

Van Kampen LIT Emerging Growth                       -11.62%        N/A         31.09%

*Performance shown is not annualized.


(WITH THE DEATH BENEFIT COMBINATION OPTION)


                                                                               10 Years or
                                                                                  Since
Variable Sub-Account                                   One Year     5 Year      Inception

Aggressive Equity                                      -3.59%        N/A         22.08%
Capital Growth                                         -0.62%       15.48%       11.85%
Competitive Edge "Best Ideas"                         -18.99%        N/A         -0.77%
Dividend Growth                                         3.33%       10.86%       12.34%
Equity                                                -13.98%       20.73%       19.79%
European Growth                                        -6.72%       16.02%       14.90%
Global Dividend Growth                                 -4.34%        8.69%        8.94%
High Yield                                            -33.51%       -6.39%        5.62%
Income Builder                                         -1.73%        N/A          6.10%
Information*                                            N/A          N/A        -40.18%
Pacific Growth                                        -34.64%      -10.13%       -8.13%
Quality Income Plus                                     8.96%        3.57%        6.29%
S&P 500 Index                                         -11.03%         N/A         6.06%
Short-Term Bond                                         3.81%         N/A         2.50%
Strategist                                             -0.26%       12.57%       11.09%
Utilities                                               1.17%       12.71%       11.87%

AIM V.I. Capital Appreciation                            N/A          N/A        -11.78%
AIM V.I. Growth                                          N/A          N/A        -23.73%
AIM V.I. Value                                           N/A          N/A        -24.70%

Alliance Growth and Income                               N/A          N/A         18.00%
Alliance Growth                                          N/A          N/A        -16.63%
Alliance Premier Growth                                  N/A          N/A        -14.98%

Morgan Stanley UIF Emerging Markets Equity             -39.99%        N/A         -7.33%
Morgan Stanley UIF Equity Growth                       -13.28%        N/A          6.66%
Morgan Stanley UIF International Magnum                -13.96%        N/A          1.04%
Morgan Stanley UIF Mid Cap Value                         N/A          N/A         14.23%
Morgan Stanley UIF U.S. Real Estate                     27.04%        N/A          3.18%

Putnam VT Growth and Income                              N/A          N/A         10.83%
Putnam VT International Growth                           N/A          N/A         -7.17%
Putnam VT Voyager                                        N/A          N/A        -16.78%

Van Kampen LIT Emerging Growth                         -11.72%        N/A         30.95%

*Performance shown is not annualized.




(WITH THE INCOME BENEFIT COMBINATION 2 OPTION)



                                                                                Ten Years or
                                                                                    Since
Variable Sub-Account                                    One Year     5 Year      Inception

Aggressive Equity                                      -3.65%        N/A         22.00%
Capital Growth                                         -0.68%       15.41%       11.79%
Competitive Edge "Best Ideas"                         -19.04%        N/A         -0.83%
Dividend Growth                                         3.27%       10.79%       12.27%
Equity                                                -14.04%       20.65%       19.71%
European Growth                                        -6.78%       15.95%       14.83%
Global Dividend Growth                                 -4.40%        8.62%        8.87%
High Yield                                            -33.55%       -6.45%        5.56%
Income Builder                                         -1.79%        N/A          6.03%
Information*                                            N/A          N/A        -40.21%
Pacific Growth                                        -34.68%      -10.19%       -8.19%
Quality Income Plus                                     8.89%        3.51%        6.23%
S&P 500 Index                                         -11.09%        N/A          6.00%
Short-Term Bond                                         3.75%        N/A          2.44%
Strategist                                             -0.32%       12.50%       11.02%
Utilities                                               1.10%       12.64%       11.80%

AIM V.I. Capital Appreciation                           N/A          N/A        -11.83%
AIM V.I. Growth                                         N/A          N/A        -23.78%
AIM V.I. Value                                          N/A          N/A        -24.74%

Alliance Growth and Income                              N/A          N/A         17.92%
Alliance Growth                                         N/A          N/A        -16.68%
Alliance Premier Growth                                 N/A          N/A        -15.03%

Morgan Stanley UIF Emerging Markets Equity            -40.02%        N/A         -7.39%
Morgan Stanley UIF Equity Growth                      -13.34%        N/A          6.59%
Morgan Stanley UIF International Magnum               -14.01%        N/A          0.97%
Morgan Stanley UIF Mid Cap Value                        N/A          N/A         14.16%
Morgan Stanley UIF U.S. Real Estate                    26.96%        N/A          3.12%

Putnam VT Growth and Income                             N/A          N/A         10.76%
Putnam VT International Growth                          N/A          N/A         -7.23%
Putnam VT Voyager                                       N/A          N/A        -16.83%

Van Kampen LIT Emerging Growth                        -11.77%        N/A         30.87%

*Performance shown is not annualized.


(WITH THE INCOME AND DEATH BENEFIT COMBINATION 2 OPTION)


                                                                                   10 Years or
                                                                                      Since
Variable Sub-Account                                       One Year      5 Year     Inception

Aggressive Equity                                           -3.84%        N/A         21.75%
Capital Growth                                              -0.88%       15.18%       11.56%
Competitive Edge "Best Ideas"                              -19.20%        N/A         -1.03%
Dividend Growth                                              3.06%       10.56%       12.04%
Equity                                                     -14.21%       20.41%       19.47%
European Growth                                             -6.97%       15.71%       14.59%
Global Dividend Growth                                      -4.59%        8.40%        8.65%
High Yield                                                 -33.68%       -6.64%        5.34%
Income Builder                                              -1.99%        N/A          5.82%
Information*                                                 N/A          N/A        -40.34%
Pacific Growth                                             -34.81%      -10.37%       -8.38%
Quality Income Plus                                          8.67%        3.30%        6.01%
S&P 500 Index                                              -11.27%        N/A          5.78%
Short-Term Bond                                              3.54%        N/A          2.23%
Strategist                                                  -0.52%       12.27%       10.79%
Utilities                                                    0.90%       12.41%       11.57%

AIM V.I. Capital Appreciation                                 N/A          N/A        -12.01%
AIM V.I. Growth                                               N/A          N/A        -23.95%
AIM V.I. Value                                                N/A          N/A        -24.90%

Alliance Growth and Income                                    N/A          N/A         17.69%
Alliance Growth                                               N/A          N/A        -16.85%
Alliance Premier Growth                                       N/A          N/A        -15.21%

Morgan Stanley UIF Emerging Markets Equity                 -40.15%         N/A         -7.57%
Morgan Stanley UIF Equity Growth                           -13.51%         N/A          6.38%
Morgan Stanley UIF International Magnum                    -14.18%         N/A          0.77%
Morgan Stanley UIF Mid Cap Value                              N/A          N/A         13.93%
Morgan Stanley UIF U.S. Real Estate                         26.71%        N/A          2.91%

Putnam VT Growth and Income                                   N/A          N/A         10.53%
Putnam VT International Growth                                N/A          N/A         -7.42%
Putnam VT Voyager                                             N/A          N/A        -17.00%

Van Kampen LIT Emerging Growth                              -11.95%        N/A         30.60%

*Performance shown is not annualized.

NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge as well as the contract maintenance charge. However, these rates of return do not reflect, withdrawal charges or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

  Annualized Return = (1+r)1/n-1

        where:

                r = cumulative rate of return for the period shown, and

                n =    number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in value of an accumulation unit over the period shown. Year-by-year rates of return reflect the change in value of accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1,3,5, and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.

The non-standardized average annual total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. No non-standardized total returns are shown for the Money Market Variable Sub-Account.

The Morgan Stanley Dean Witter Variable Annuity 3 AssetManager Contracts were first offered to the public as of September 12, 2000 . Accordingly, performance figures for Variable Sub-Accounts prior to those dates reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Morgan Stanley Dean Witter Variable Annuity 3 AssetManager Contracts, excluding the withdrawal charge but including the contract maintenance charges.

The inception dates of each Variable Sub-Account appears under "Standardized Total Returns" above.


(WITHOUT ANY DEATH OR INCOME BENEFIT OPTION)

                                                                           10 Years or
                                                                              Since
Variable Sub-Account                               One Year      5 Year     Inception

Aggressive Equit                                  -3.30%        N/A         22.41%
Capital Growth                                    -0.32%       15.80%       12.16%
Competitive Edge "Best Ideas"                    -18.74%        N/A         -0.47%
Dividend Growth                                    3.64%       11.17%       12.65%
Equity                                           -13.72%       21.06%       20.11%
European Growth                                   -6.44%       16.34%       15.20%
Global Dividend Growth                            -4.05%        8.99%        9.24%
High Yield                                       -33.29%       -6.11%        5.90%
Income Builder                                    -1.43%        N/A          6.40%
Information*                                       N/A          N/A        -39.77%
Pacific Growth                                   -34.42%       -9.84%       -7.83%
Quality Income Plus                                9.27%        3.87%        6.59%
S&P 500 Index                                    -10.76%        N/A          6.37%
Short-Term Bond                                    4.12%        N/A          2.82%
Strategist                                         0.04%       12.88%       11.39%
Utilities                                          1.47%       13.03%       12.17%

AIM V.I. Capital Appreciation                      N/A          N/A        -11.49%
AIM V.I. Growth                                    N/A          N/A        -23.45%
AIM V.I. Value                                     N/A          N/A        -24.44%

Alliance Growth and Income                         N/A          N/A         18.33%
Alliance Growth                                    N/A          N/A        -16.36%
Alliance Premier Growth                            N/A          N/A        -14.71%

Morgan Stanley UIF Emerging Markets Equity       -39.79%        N/A         -7.04%
Morgan Stanley UIF Equity Growth                 -13.02%        N/A          6.96%
Morgan Stanley UIF International Magnum          -13.69%        N/A          1.34%
Morgan Stanley UIF Mid Cap Value                   N/A          N/A         14.56%
Morgan Stanley UIF U.S. Real Estate               27.40%        N/A          3.49%

Putnam VT Growth and Income                        N/A          N/A         11.15%
Putnam VT International Growth                     N/A          N/A         -6.88%
Putnam VT Voyager                                  N/A          N/A        -16.51%

Van Kampen LIT Emerging Growth                   -11.45%        N/A         31.28%

*Performance shown is not annualized.



(WITH THE PERFORMANCE DEATH BENEFIT OPTION)


                                                                            10 Years or
                                                                                Since
Variable Sub-Account                                One Year      5 Year     Inception

Aggressive Equity                                 -10.88%        N/A         6.23%
Capital Growth                                     -0.46%       15.65%      12.01%
Competitive Edge "Best Ideas"                      27.24%        N/A         3.36%
Dividend Growth                                     3.50%       11.02%      12.50%
Equity                                            -13.83%       20.90%      19.95%
European Growth                                    -6.56%       16.19%      15.05%
Global Dividend Growth                             -4.18%        8.85%       9.10%
High Yield                                        -33.38%       -6.24%       5.76%
Income Builder                                      N/A          N/A         N/A
Information                                         N/A          N/A        14.41%
Information*                                        N/A          N/A       -39.85%
Pacific Growth                                    -34.51%       -9.96%      -7.95%
Quality Income Plus                                 9.13%        3.74%       6.45%
S&P 500 Index                                     -18.84%        N/A        -0.60%
Short-Term Bond                                    -3.42%        N/A        22.25%
Strategist                                         -0.09%       12.73%      11.25%
Utilities                                           1.33%       12.88%      12.02%

AIM V.I. Capital Appreciation                       N/A          N/A        18.18%
AIM V.I. Growth                                     N/A          N/A       -11.61%
AIM V.I. Value                                      N/A          N/A       -23.57%

Alliance Growth and Income                          N/A          N/A       -16.47%
Alliance Growth                                     N/A          N/A       -14.82%
Alliance Premier Growth                            3.98%         N/A         2.68%

Morgan Stanley UIF Emerging Markets Equity       -13.81%         N/A         1.20%
Morgan Stanley UIF Equity Growth                  -1.56%         N/A         6.26%
Morgan Stanley UIF International Magnum          -13.13%         N/A         6.82%
Morgan Stanley UIF Mid Cap Value                    N/A          N/A        11.00%
Morgan Stanley UIF U.S. Real Estate              -11.57%         N/A        31.11%

Putnam VT Growth and Income                         N/A          N/A       -16.62%
Putnam VT International Growth                      N/A          N/A       -24.54%
Putnam VT Voyager                                   N/A          N/A        -7.00%

Van Kampen LIT Emerging Growth                   -39.87%         N/A        -7.16%


 *Performance shown is not annualized.


(WITH THE DEATH BENEFIT COMBINATION OPTION)


                                                                               10 Years or
                                                                                  Since
Variable Sub-Account                                   One Year     5 Year      Inception

Aggressive Equity                                    -3.53%         N/A        22.12%
Capital Growth                                        -0.57%      15.52%       11.88%
Competitive Edge "Best Ideas"                        -18.93%        N/A        -0.71%
Dividend Growth                                        3.39%      10.90%       12.37%
Equity                                               -13.93%      20.76%       19.81%
European Growth                                       -6.67%      16.06%       14.92%
Global Dividend Growth                                -4.29%       8.73%        8.97%
High Yield                                           -33.45%      -6.34%        5.65%
Income Builder                                        -1.67%        N/A         6.14%
Information                                            N/A          N/A       -39.91%
Pacific Growth                                       -34.58%     -10.06%       -8.06%
Quality Income Plus                                    9.01%       3.62%        6.33%
S&P 500 Index                                        -10.98%        N/A         6.11%
Short-Term Bond                                        3.87%         N/A        2.57%
Strategist                                            -0.20%      12.61%       11.12%
Utilities                                              1.22%      12.75%       11.90%

AIM V.I. Capital Appreciation                          N/A          N/A       -11.71%
AIM V.I. Growth                                        N/A          N/A       -23.66%
AIM V.I. Value                                         N/A          N/A       -24.62%

Alliance Growth and Income                             N/A          N/A        18.04%
Alliance Growth                                        N/A          N/A       -16.56%
Alliance Premier Growth                                N/A          N/A       -14.91%

Morgan Stanley UIF Emerging Markets Equity           -39.93%        N/A        -7.27%
Morgan Stanley UIF Equity Growth                     -13.23%        N/A         6.70%
Morgan Stanley UIF International Magnum              -13.90%        N/A         1.09%
Morgan Stanley UIF Mid Cap Value                       N/A          N/A        14.28%
Morgan Stanley UIF U.S. Real Estate                   27.10%        N/A         3.24%

Putnam VT Growth and Income                            N/A          N/A        10.88%
Putnam VT International Growth                         N/A          N/A        -7.11%
Putnam VT Voyager                                      N/A          N/A       -16.71%

Van Kampen LIT Emerging Growth                       -11.67%        N/A        30.96%

*Performance shown is not annualized.


(WITH THE INCOME BENEFIT COMBINATION 2 OPTION)


                                                                                 10 Years or
                                                                                    Since
Variable Sub-Account                                     One Year     5 Year      Inception

Aggressive Equity                                       -3.59%        N/A         22.04%
Capital Growth                                          -0.63%       15.45%       11.82%
Competitive Edge "Best Ideas"                          -18.98%        N/A         -0.77%
Dividend Growth                                          3.33%       10.83%       12.30%
Equity                                                 -13.98%       20.69%       19.74%
European Growth                                         -6.72%       15.99%       14.85%
Global Dividend Growth                                  -4.34%        8.66%        8.91%
High Yield                                             -33.49%       -6.40%        5.58%
Income Builder                                          -1.73%        N/A          6.08%
Information*                                             N/A          N/A        -39.95%
Pacific Growth                                         -34.62%      -10.11%       -8.11%
Quality Income Plus                                      8.94%        3.56%        6.26%
S&P 500 Index                                          -11.03%        N/A          6.05%
Short-Term Bond                                          3.80%        N/A          2.50%
Strategist                                              -0.26%       12.54%       11.06%
Utilities                                                1.16%       12.69%       11.83%

AIM V.I. Capital Appreciation                            N/A          N/A        -11.76%
AIM V.I. Growth                                          N/A          N/A        -23.71%
AIM V.I. Value                                           N/A          N/A        -24.67%

Alliance Growth and Income                               N/A          N/A         17.97%
Alliance Growth                                          N/A          N/A        -16.61%
Alliance Premier Growth                                  N/A          N/A        -14.97%

Morgan Stanley UIF Emerging Markets Equity             -39.97%        N/A         -7.32%
Morgan Stanley UIF Equity Growth                       -13.28%        N/A          6.64%
Morgan Stanley UIF International Magnum                -13.96%        N/A          1.03%
Morgan Stanley UIF Mid Cap Value                         N/A          N/A         14.22%
Morgan Stanley UIF U.S. Real Estate                     27.02%        N/A          3.18%

Putnam VT Growth and Income                              N/A          N/A         10.81%
Putnam VT International Growth                           N/A          N/A         -7.16%
Putnam VT Voyager                                        N/A          N/A        -16.76%

Van Kampen LIT Emerging Growth                         -11.72%        N/A         30.88%


 *Performance shown is not annualized.

(WITH THE INCOME AND DEATH BENEFIT COMBINATION 2 OPTION)


                                                                                   10 Years or
                                                                                      Since
Variable Sub-Account                                       One Year      5 Year     Inception

Aggressive Equity Portfolio                                 -3.79%        N/A         21.79%
Capital Growth Portfolio                                    -0.83%       15.22%       11.59%
Competitive Edge "Best Ideas" Portfolio                    -19.15%        N/A         -0.97%
Dividend Growth Portfolio                                    3.12%       10.60%       12.08%
Equity Portfolio                                           -14.16%       20.44%       19.50%
European Growth Portfolio                                   -6.91%       15.75%       14.62%
Global Dividend Growth Portfolio                            -4.54%        8.44%        8.69%
High Yield Portfolio                                       -33.63%       -6.59%        5.37%
Income Builder Portfolio                                    -1.93%        N/A          5.86%
Information Portfolio*                                       N/A          N/A        -40.07%
Pacific Growth Portfolio                                   -34.75%      -10.30%       -8.30%
Quality Income Plus Portfolio                                8.72%        3.35%        6.05%
S&P 500 Index Portfolio                                    -11.21%        N/A          5.83%
Short-Term Bond Portfolio                                    3.59%        N/A          2.30%
Strategist Portfolio                                        -0.47%       12.31%       10.83%
Utilities Portfolio                                          0.95%       12.46%       11.60%

AIM V.I. Capital Appreciation                                N/A          N/A        -11.94%
AIM V.I. Growth                                              N/A          N/A        -23.88%
AIM V.I. Value                                               N/A          N/A        -24.82%

Alliance Growth and Income                                   N/A          N/A         17.73%
Alliance Growth                                              N/A          N/A        -16.78%
Alliance Premier Growth                                      N/A          N/A        -15.14%

Morgan Stanley UIF Emerging Markets Equity                 -40.09%        N/A         -7.51%
Morgan Stanley UIF Equity Growth                           -13.46%        N/A          6.42%
Morgan Stanley UIF International Magnum                    -14.13%        N/A          0.82%
Morgan Stanley UIF Mid Cap Value                             N/A          N/A         13.98%
Morgan Stanley UIF U.S. Real Estate                         26.76%        N/A          2.97%

Putnam VT Growth and Income                                  N/A          N/A         10.59%
Putnam VT International Growth                               N/A          N/A         -7.35%
Putnam VT Voyager                                            N/A          N/A        -16.93%

Van Kampen LIT Emerging Growth                             -11.90%        N/A         30.62%

*Performance shown is not annualized.


ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. No adjusted historical total returns are shown for the Money Market Variable Sub-Account.

The following list provides the inception date for the Portfolio corresponding to each of the Variable Sub-Accounts included in the tables.

                                                        Inception Date of
Variable Sub-Account                                 Corresponding Portfolio
--------------------                                -----------------------
High Yield*                                          March 9, 1984
Equity*                                              March 9, 1984
Quality Income Plus*                                 March 1, 1987
Strategist*                                          March 1, 1987
Dividend Growth*                                     March 1, 1990
Utilities*                                           March 1, 1990
European Growth*                                     March 1, 1991
Capital Growth*                                      March 1, 1991
Pacific Growth*                                      February 22, 1994
Global Dividend Growth*                              February 24, 1994
Income Builder*                                      January 21, 1997
Information                                          November 6, 2000
Equity Growth                                        January 2, 1997
International Magnum                                 January 2, 1997
Emerging Markets Equity                              October 1, 1996
Mid-Cap Value                                        January 2, 1997
U.S. Real Estate                                     March 4, 1997
Competitive Edge ("Best  Ideas")*                    May 18, 1998
S&P 500 Index*                                       May 18, 1998
Short-Term Bond*                                     May 2, 1999
Aggressive Equity*                                   May 1, 1999
Van Kampen Emerging Growth                           July 3, 1995
AIM V.I. Capital Appreciation                        May 5, 1993
AIM V.I. Growth                                      May 5, 1993
AIM V.I. Value                                       May 5, 1993
Alliance Growth**                                    September 15, 1994
Alliance Growth and Income**                         January 14, 1991
Alliance Premier Growth**                            July 14, 1999
Putnam VT Growth and Income***                       February 1, 1988
Putnam VT International Growth***                    January 2, 1997
Putnam VT Voyager***                                 February 1, 1988

* The Portfolios' Class Y shares ("12b-1 class") corresponding to these Variable Sub-Accounts were first offered on May 1, 2000. For periods prior to May 1, 2000, the performance shown is based on the historical performance of the Portfolios' Class X shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are shown above.

** The Portfolios' Class B shares (12b-1 class") corresponding to the Alliance Growth and Alliance Growth and Income Variable Sub-Accounts were first offered on June 1, 1999. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class A shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios' are as shown above.

*** The Portfolios' Class IB shares ("12b-1 Class") corresponding to the Putnam VT Growth and Income, International Growth, and Voyager Variable Sub-Accounts were first offered on April 6, 1998, April 6, 1998, and April 30, 1998 respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class 1A shares ("non 12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.



(WITHOUT ANY DEATH OR INCOME BENEFIT OPTION)

                                                                                         10 Years
                                                                                         or Since
                                                                One Year      5 Year     Inception

Aggressive Equity                                              -3.35%        N/A        22.37%
Capital Growth                                                 -0.38%       15.76%      12.13%
Competitive Edge "Best Ideas"                                 -18.79%        N/A        -0.53%
Dividend Growth                                                 3.59%       11.13%      12.62%
Equity                                                        -13.78%       21.02%      20.08%
European Growth                                                -6.49%       16.30%      15.18%
Global Dividend Growth                                         -4.11%        8.95%       9.20%
High Yield                                                    -33.35%       -6.16%       5.88%
Income Builder                                                 -1.49%        N/A         6.36%
Information*                                                    N/A          N/A       -40.03%
Pacific Growth                                                -34.48%       -9.91%      -7.91%
Quality Income Plus                                             9.22%        3.82%       6.55%
S&P 500 Index                                                 -10.82%        N/A         6.32%
Short-Term Bond                                                 4.06%        N/A         2.75%
Strategist                                                     -0.02%       12.84%      11.36%
Utilities                                                       1.41%       12.99%      12.14%

AIM V.I. Capital Appreciation                                 -12.25%       13.74%      15.65%
AIM V.I. Growth                                               -21.69%       14.94%      14.42%
AIM V.I. Value                                                -24.61%       11.70%      13.97%

Alliance Growth and Income                                     11.74%       17.77%      13.58%
Alliance Growth                                               -19.12%       17.13%      19.59%
Alliance Premier Growth                                       -18.04%        N/A        -5.52%

Morgan Stanley UIF Emerging Markets Equity                    -39.84%        N/A        -4.44%
Morgan Stanley UIF Equity Growth                              -13.07%        N/A        16.52%
Morgan Stanley UIF International Magnum                       -13.75%        N/A         4.74%
Morgan Stanley UIF Mid Cap Value                                9.10%        N/A        19.00%
Morgan Stanley UIF U.S. Real Estate                            27.35%        N/A         5.67%

Putnam VT Growth and Income                                     6.31%       12.07%      12.81%
Putnam VT International Growth                                -10.93%        N/A        17.04%
Putnam VT Voyager                                             -17.80%       16.72%      18.44%

Van Kampen LIT Emerging Growth                                -11.51%       26.92%      27.69%


* Performance shown is not annualized.







(WITH THE PERFORMANCE DEATH BENEFIT OPTION)

                                                                                        10 Years
                                                                                        or Since
                                                               One Year      5 Year     Inception

Aggressive Equity                                            -3.48%        N/A        22.21%
Capital Growth                                               -0.51%       15.61%      11.98%
Competitive Edge "Best Ideas"                               -18.90%        N/A        -0.66%
Dividend Growth                                               3.45%       10.98%      12.47%
Equity                                                      -13.89%       20.86%      19.92%
European Growth                                              -6.62%       16.15%      15.02%
Global Dividend Growth                                       -4.23%        8.81%       9.06%
High Yield                                                  -33.43%       -6.29%       5.74%
Income Builder                                               -1.62%        N/A         6.22%
Information*                                                  N/A          N/A        -40.11%
Pacific Growth                                              -34.56%      -10.03%      -8.03%
Quality Income Plus                                           9.08%        3.69%       6.41%
S&P 500 Index                                               -10.94%        N/A         6.18%
Short-Term Bond                                               3.93%        N/A         2.62%
Strategist                                                   -0.15%       12.69%      11.21%
Utilities                                                     1.28%       12.84%      11.99%

AIM V.I. Capital Appreciation                               -12.36%       13.59%      15.49%
AIM V.I. Growth                                             -21.80%       14.78%      14.27%
AIM V.I. Value                                              -24.71%       11.55%      13.82%

Alliance Growth and Income                                   11.60%       17.61%      13.43%
Alliance Growth                                             -19.22%       16.97%      19.43%
Alliance Premier Growth                                     -18.15%        N/A        -5.64%

Morgan Stanley UIF Emerging Markets Equity                  -39.92%        N/A        -4.56%
Morgan Stanley UIF Equity Growth                            -13.19%        N/A        16.37%
Morgan Stanley UIF International Magnum                     -13.86%        N/A         4.60%
Morgan Stanley UIF Mid Cap Value                              8.95%        N/A        18.84%
Morgan Stanley UIF U.S. Real Estate                          27.18%        N/A         5.53%

Putnam VT Growth and Income                                    6.17%       11.92%      12.66%
Putnam VT International Growth                               -11.04%        N/A        16.88%
Putnam VT Voyager                                            -17.90%       16.56%      18.29%

Van Kampen LIT Emerging Growth                               -11.62%       26.75%      27.53%



* Performance shown is not annualized.








(WITH THE DEATH BENEFIT COMBINATION OPTION)

                                                                                      10 Years
                                                                                      or Since
                                                             One Year      5 Year     Inception

Aggressive Equity                                          -3.59%        N/A        22.08%
Capital Growth                                             -0.62%       15.48%      11.85%
Competitive Edge "Best Ideas"                             -18.99%        N/A        -0.77%
Dividend Growth                                             3.33%       10.86%      12.34%
Equity                                                    -13.98%       20.73%      19.79%
European Growth                                            -6.72%       16.02%      14.90%
Global Dividend Growth                                     -4.34%        8.69%       8.94%
High Yield                                                -33.51%       -6.39%       5.62%
Income Builder                                             -1.73%        N/A         6.10%
Information       *                                          N/A         N/A       -40.18%
Pacific Growth                                            -34.64%      -10.13%      -8.13%
Quality Income Plus                                         8.96%        3.57%       6.29%
S&P 500 Index                                             -11.03%        N/A         6.06%
Short-Term Bond                                             3.81%        N/A         2.50%
Strategist                                                 -0.26%       12.57%      11.09%
Utilities                                                   1.17%       12.71%      11.87%

AIM V.I. Capital Appreciation                             -12.46%       13.47%      15.37%
AIM V.I. Growth                                           -21.88%       14.66%      14.14%
AIM V.I. Value                                            -24.80%       11.42%      13.69%

Alliance Growth and Income                                 11.47%       17.48%      13.30%
Alliance Growth                                           -19.31%       16.84%      19.30%
Alliance Premier Growth                                   -18.24%        N/A        -5.75%

Morgan Stanley UIF Emerging Markets Equity                -39.99%        N/A        -4.67%
Morgan Stanley UIF Equity Growth                          -13.28%        N/A        16.24%
Morgan Stanley UIF International Magnum                   -13.96%        N/A         4.48%
Morgan Stanley UIF Mid Cap Value                            8.83%        N/A        18.71%
Morgan Stanley UIF U.S. Real Estate                        27.04%        N/A         5.41%

Putnam VT Growth and Income                                 6.06%       11.80%      12.53%
Putnam VT International Growth                            -11.14%        N/A        16.75%
Putnam VT Voyager                                         -18.00%       16.43%      18.15%

Van Kampen LIT Emerging Growth                            -11.72%       26.61%      27.38%


* Performance shown is not annualized.





(WITH THE INCOME BENEFIT COMBINATION 2 OPTION)
                                                                                        10 Years or
                                                                                           Since
                                                                 One Year     5 Year     Inception

Aggressive Equity                                               -3.65%        N/A        22.00%
Capital Growth                                                  -0.68%      15.41%       11.79%
Competitive Edge "Best Ideas"                                  -19.04%        N/A        -0.83%
Dividend Growth                                                  3.27%      10.79%       12.27%
Equity                                                         -14.04%      20.65%       19.71%
European Growth                                                 -6.78%      15.95%       14.83%
Global Dividend Growth                                          -4.40%       8.62%        8.87%
High Yield                                                     -33.55%      -6.45%        5.56%
Income Builder                                                  -1.79%        N/A         6.03%
Information*                                                     N/A          N/A       -40.21%
Pacific Growth                                                 -34.68%     -10.19%       -8.19%
Quality Income Plus                                              8.89%       3.51%        6.23%
S&P 500 Index                                                  -11.09%       N/A          6.00%
Short-Term Bond                                                  3.75%       N/A          2.44%
Strategist                                                      -0.32%      12.50%       11.02%
Utilities                                                        1.10%      12.64%       11.80%

AIM V.I. Capital Appreciation                                  -12.52%      13.40%       15.29%
AIM V.I. Growth                                                -21.93%      14.59%       14.07%
AIM V.I. Value                                                 -24.84%      11.36%       13.62%

Alliance Growth and Income                                      11.40%      17.41%       13.23%
Alliance Growth                                                -19.36%      16.77%       19.23%
Alliance Premier Growth                                        -18.29%       N/A         -5.81%

Morgan Stanley UIF Emerging Markets Equity                     -40.02%       N/A         -4.73%
Morgan Stanley UIF Equity Growth                               -13.34%       N/A         16.17%
Morgan Stanley UIF International Magnum                        -14.01%       N/A          4.42%
Morgan Stanley UIF Mid Cap Value                                 8.77%       N/A         18.63%
Morgan Stanley UIF U.S. Real Estate                             26.96%       N/A          5.35%

Putnam VT Growth and Income                                      5.99%     11.73%        12.46%
Putnam VT International Growth                                 -11.20%       N/A         16.68%
Putnam VT Voyager                                              -18.05%     16.36%        18.08%

Van Kampen LIT Emerging Growth                                 -11.77%     26.53%        27.31%



* Performance shown is not annualized.





(WITH THE INCOME AND DEATH BENEFIT COMBINATION 2 OPTION)
                                                                                        10 Years or
                                                                                           Since
                                                                 One Year     5 Year     Inception

Aggressive Equity                                               -3.84%        N/A        21.75%
Capital Growth                                                  -0.88%      15.18%       11.56%
Competitive Edge "Best Ideas"                                  -19.20%        N/A        -1.03%
Dividend Growth                                                  3.06%      10.56%       12.04%
Equity                                                         -14.21%      20.41%       19.47%
European Growth                                                 -6.97%      15.71%       14.59%
Global Dividend Growth                                          -4.59%       8.40%        8.65%
High Yield                                                     -33.68%      -6.64%        5.34%
Income Builder                                                  -1.99%        N/A         5.82%
Information*                                                     N/A          N/A       -40.34%
Pacific Growth                                                 -34.81%     -10.37%       -8.38%
Quality Income Plus                                              8.67%       3.30%        6.01%
S&P 500 Index                                                  -11.27%        N/A         5.78%
Short-Term Bond                                                  3.54%        N/A         2.23%
Strategist                                                      -0.52%      12.27%       10.79%
Utilities                                                        0.90%      12.41%       11.57%

AIM V.I. Capital Appreciation                                  -12.69%      13.17%       15.06%
AIM V.I. Growth                                                -22.09%      14.35%       13.84%
AIM V.I. Value                                                 -25.00%      11.13%       13.39%

Alliance Growth and Income                                      11.18%      17.17%       13.00%
Alliance Growth                                                -19.53%      16.53%       18.99%
Alliance Premier Growth                                        -18.45%        N/A        -6.00%

Morgan Stanley UIF Emerging Markets Equity                     -40.15%        N/A        -4.92%
Morgan Stanley UIF Equity Growth                               -13.51%        N/A        15.93%
Morgan Stanley UIF International Magnum                        -14.18%        N/A         4.21%
Morgan Stanley UIF Mid Cap Value                                 8.54%        N/A        18.39%
Morgan Stanley UIF U.S. Real Estate                             26.71%        N/A         5.13%

Putnam VT Growth and Income                                     5.78%      11.50%       12.24%
Putnam VT International Growth                                -11.38%        N/A        16.44%
Putnam VT Voyager                                             -18.21%      16.12%       17.84%

Van Kampen LIT Emerging Growth                                -11.95%      26.28%       27.05%




* Performance shown is not annualized.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

               (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

               (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

          o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

          o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF NORTHBROOK LIFE INSURANCE COMPANY

Northbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Northbrook, and its operations form a part of Northbrook, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Northbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Northbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Northbrook does not intend to make provisions for any such taxes. If Northbrook is taxed on investment income or capital gains of the Variable Account, then Northbrook may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

The Contract may be used with several types of qualified plans. Northbrook reserves the right to limit the availability of the contract for use with any of the qualified plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

IRAs

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. IRAs are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH IRAs

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Roth IRAs are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth IRAs are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth IRA, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth IRA. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth IRA. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' IRAs if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE  AND  LOCAL  GOVERNMENT  AND  TAX-EXEMPT  ORGANIZATION  DEFERRED
COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS

------------------------------------------------------------------------------

The financial statements of Northbrook as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

-----------------------------------------------------------------------------

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended, the financial statements of Northbrook as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of Northbrook included herein should be considered only as bearing upon the ability of Northbrook to meet its obligations under the Contracts.

                              Financial Statements

                                      Index
                                      -----

                                                                            Page
                                                                            ----

Independent Auditors' Report............................................... F-1

Financial Statements:



     Statements of Operations and Comprehensive Income for the Years Ended
      December 31, 2000, 1999 and 1998..................................... F-2

     Statements of Financial Position
      December 31, 2000 and 1999........................................... F-3

     Statements of Shareholder's Equity for the Years Ended
      December 31, 2000, 1999 and 1998..................................... F-4

     Statements of Cash Flows for the Years Ended
      December 31, 2000, 1999 and 1998..................................... F-5

     Notes to Financial Statements......................................... F-6

     Schedule IV - Reinsurance for the Years Ended
      December 31, 2000, 1999 and 1998..................................... F-18

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Northbrook Life Insurance Company:

--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Northbrook Life Insurance Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2000 and 1999, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 23, 2001

                       NORTHBROOK LIFE INSURANCE COMPANY

               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
REVENUES
  Net investment income.....................................   $6,802     $6,010     $5,691
  Realized capital gains and losses.........................     (230)       510          2
                                                               ------     ------     ------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............    6,572      6,520      5,693
INCOME TAX EXPENSE..........................................    2,293      2,264      1,995
                                                               ------     ------     ------
NET INCOME..................................................    4,279      4,256      3,698
                                                               ------     ------     ------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    2,663     (4,802)       825
                                                               ------     ------     ------
COMPREHENSIVE INCOME (LOSS).................................   $6,942     $ (546)    $4,523
                                                               ======     ======     ======


                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                      DECEMBER 31,
                                                              ----------------------------
                                                                  2000           1999
                                                              ------------   -------------
                                                              ($ IN THOUSANDS, EXCEPT PAR
                                                                      VALUE DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $91,141 and $89,205).....................................   $   93,030     $    86,998
  Short-term................................................        3,859           3,170
                                                               ----------     -----------
  Total investments.........................................       96,889          90,168
Cash........................................................           --              21
Reinsurance recoverable from Allstate Life Insurance
  Company...................................................    1,975,150       2,022,502
Other assets................................................        4,817           5,997
Separate Accounts...........................................    7,614,673       8,211,996
                                                               ----------     -----------
      TOTAL ASSETS..........................................   $9,691,529     $10,330,684
                                                               ==========     ===========
LIABILITIES
Reserve for life-contingent contract benefits...............   $  149,111     $   150,587
Contractholder funds........................................    1,826,062       1,871,933
Current income taxes payable................................        2,078           2,171
Deferred income taxes.......................................        2,279             746
Payable to affiliates, net..................................        7,123           5,990
Separate Accounts...........................................    7,614,673       8,211,996
                                                               ----------     -----------
      TOTAL LIABILITIES.....................................    9,601,326      10,243,423
                                                               ----------     -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 25,000 shares authorized,
  issued and outstanding....................................        2,500           2,500
Additional capital paid-in..................................       56,600          56,600
Retained income.............................................       29,875          29,596
Accumulated other comprehensive income (loss):
  Unrealized net capital gains and losses...................        1,228          (1,435)
                                                               ----------     -----------
      Total accumulated other comprehensive income (loss)...        1,228          (1,435)
                                                               ----------     -----------
      TOTAL SHAREHOLDER'S EQUITY............................       90,203          87,261
                                                               ----------     -----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............   $9,691,529     $10,330,684
                                                               ==========     ===========

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY

                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
COMMON STOCK................................................  $ 2,500    $ 2,500    $ 2,500
                                                              -------    -------    -------
ADDITIONAL CAPITAL PAID-IN..................................   56,600     56,600     56,600
                                                              -------    -------    -------
RETAINED INCOME
Balance, beginning of year..................................   29,596     25,340     21,642
Net income..................................................    4,279      4,256      3,698
Dividends...................................................   (4,000)        --         --
                                                              -------    -------    -------
Balance, end of year........................................   29,875     29,596     25,340
                                                              -------    -------    -------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................   (1,435)     3,367      2,542
Change in unrealized net capital gains and losses...........    2,663     (4,802)       825
                                                              -------    -------    -------
Balance, end of year........................................    1,228     (1,435)     3,367
                                                              -------    -------    -------
    Total Shareholder's Equity..............................  $90,203    $87,261    $87,807
                                                              =======    =======    =======

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY

                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  4,279   $  4,256   $  3,698
Adjustments to reconcile net income to net cash provided by
 operating activities
    Amortization and other non-cash items...................       295        559        518
    Realized capital gains and losses.......................       230       (510)        (2)
    Changes in:
      Life-contingent contract benefits and contractholder
       funds................................................         5        (68)       273
      Income taxes payable..................................         7        355      1,866
      Other operating assets and liabilities................     1,563        924      4,126
                                                              --------   --------   --------
    Net cash provided by operating activities...............     6,379      5,516     10,479
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................     6,780     17,992      1,922
  Investment collections....................................     2,933      6,555     10,253
  Investment purchases......................................   (11,561)   (32,050)   (20,690)
  Change in short-term investments, net.....................      (552)     2,008     (1,964)
                                                              --------   --------   --------
    Net cash used in investing activities...................    (2,400)    (5,495)   (10,479)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid..............................................    (4,000)        --         --
                                                              --------   --------   --------
    Net cash used in financing activities...................    (4,000)        --         --
                                                              --------   --------   --------

NET INCREASE (DECREASE) IN CASH.............................       (21)        21         --
CASH AT THE BEGINNING OF YEAR...............................        21         --         --
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $     --   $     21   $     --
                                                              ========   ========   ========

                       See notes to financial statements.

NORTHBROOK LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
($ IN THOUSANDS)
-------------------------------------------------------------------

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Northbrook Life Insurance Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.

NATURE OF OPERATIONS
The Company markets investment and life insurance products exclusively through Dean Witter Reynolds, Inc. ("Dean Witter") (see Note 4), a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. Investment products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted, and variable annuities. Life insurance products consist of interest-sensitive life, immediate annuities with life contingencies, and variable life insurance. In 2000, substantially all of the Company's statutory premiums and deposits were from annuities.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

The Company is authorized to sell life and investment products in all states except New York, as well as in the District of Columbia and Puerto Rico. The top geographic locations for statutory premiums and deposits for the Company were California, Florida, and Texas for the year ended December 31, 2000. No other jurisdiction accounted for more than 5% of statutory premiums and deposits.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such write-downs are included in realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC (See Note 3). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrender charges. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions.

Variable annuity and variable life contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise primarily from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues deferred variable annuity and variable life contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claim to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. As discussed earlier, revenues to the Company from the Separate Accounts are recorded as contract charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to immediate annuities with life contingencies and certain variable annuity contract guarantees, is computed on the basis of assumptions as to future investment yields, mortality, morbidity, terminations and expenses at the time the policy is issued. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of contracts that include an investment component, including most fixed annuities, interest-sensitive life policies and certain investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 7.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
                                      F-8

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contracholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under the terms of the reinsurance agreements.

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements.

                                      YEAR ENDED DECEMBER 31,
                                    2000        1999        1998
                                  --------    --------    --------
Premiums                          $    289    $  2,966    $  2,528
Contract charges                   124,250     118,290     102,218
Credited interest, policy
 benefits, and certain
 expenses                          224,265     222,513     217,428

BUSINESS OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $22,026, $33,892 and $26,230 in 2000, 1999 and 1998, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

4.  EXCLUSIVE DISTRIBUTION AGREEMENT
The Company has a strategic alliance with Dean Witter to develop, market and distribute proprietary savings and life insurance products through Morgan Stanley Dean Witter Financial Advisors. Affiliates of Dean Witter are the investment managers for the Morgan Stanley Dean Witter Variable Investment Series and the Universal Institutional Funds, Inc., the funds in which certain assets of the Separate Accounts products are invested. Under the terms of the alliance, the Company has agreed to use Dean Witter as an exclusive distribution channel for the Company's products. In addition to the Company's products, Dean Witter markets other products that compete with those of the Company.

Pursuant to the alliance agreement, Dean Witter provides approximately half of the statutory capital necessary to maintain these products on the Company's books through loans to a subsidiary of AIC. AIC unconditionally guarantees the repayment of these loans. The Company shares approximately half the net profits with Dean Witter on contracts written under the alliance.

The strategic alliance is cancelable for new business by either party by giving 30 days written notice, however, the Company believes the benefits derived by Dean Witter will preserve the alliance.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

5.  INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                            GROSS
                                         UNREALIZED
    AT DECEMBER 31,      AMORTIZED   -------------------     FAIR
         2000              COST       GAINS      LOSSES     VALUE
         ----            ---------   --------   --------   --------
U.S. government and
  agencies                $10,778     $1,193    $    --    $11,971
Municipal                   1,501         26        (38)     1,489
Corporate                  59,449        656       (720)    59,385
Mortgage-backed
  securities               19,413        958       (186)    20,185
                          -------     ------    -------    -------
  Total fixed income
   securities             $91,141     $2,833    $  (944)   $93,030
                          =======     ======    =======    =======
At December 31, 1999
U.S. government and
  agencies                $ 8,660     $  131    $   (57)   $ 8,734
Municipal                   1,155          6       (108)     1,053
Corporate                  61,049         26     (2,541)    58,534
Mortgage-backed
  securities               18,341        822       (486)    18,677
                          -------     ------    -------    -------
  Total fixed income
   securities             $89,205     $  985    $(3,192)   $86,998
                          =======     ======    =======    =======

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2000:

                                           AMORTIZED     FAIR
                                             COST       VALUE
                                           ---------   --------
Due in one year or less                     $   454    $   456
Due after one year through five years        31,914     32,461
Due after five years through ten years       31,618     31,119
Due after ten years                           7,742      8,809
                                            -------    -------
                                             71,728     72,845
Mortgage-backed securities                   19,413     20,185
                                            -------    -------
  Total                                     $91,141    $93,030
                                            =======    =======

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

      YEAR ENDED DECEMBER 31,           2000       1999       1998
      -----------------------         --------   --------   --------
Fixed income securities                $6,635     $5,881     $5,616
Short-term investments                    249        261        190
                                       ------     ------     ------
  Investment income, before expense     6,884      6,142      5,806
  Investment expense                       82        132        115
                                       ------     ------     ------
  Net investment income                $6,802     $6,010     $5,691
                                       ======     ======     ======

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS


REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

        YEAR ENDED DECEMBER 31,             2000       1999       1998
        -----------------------           --------   --------   --------
Fixed income securities                    $(230)     $ 510       $ 2
                                           -----      -----       ---
  Realized capital gains and losses         (230)       510         2
  Income taxes                                80       (178)       (1)
                                           -----      -----       ---
  Realized capital gains and losses,
   after tax                               $(150)     $ 332       $ 1
                                           =====      =====       ===

Excluding calls and prepayments, gross gains of $78 and $629 were realized on sales of fixed income securities during 2000 and 1999, respectively and gross losses of $308, $119 and $9 were realized on sales of fixed income securities during 2000, 1999 and 1998, respectively. There were no gross gains realized on sales of fixed income securities during 1998.

UNREALIZED NET CAPITAL GAINS
Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 2000 are as follows:

                                                     GROSS
                         COST/                    UNREALIZED        UNREALIZED
                       AMORTIZED     FAIR     -------------------      NET
                         COST       VALUE      GAINS      LOSSES      GAINS
                       ---------   --------   --------   --------   ----------
Fixed income
 securities             $91,141    $93,030    $ 2,833    $  (944)     $1,889
                        =======    =======    =======    =======
Deferred income taxes                                                   (661)
                                                                      ------
Unrealized net
 capital gains                                                        $1,228
                                                                      ======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

      YEAR ENDED DECEMBER 31,          2000       1999       1998
      -----------------------        --------   --------   --------
Fixed income securities              $ 4,096    $(7,387)   $ 1,269
Deferred income taxes                 (1,433)     2,585       (444)
                                     -------    -------    -------
Increase (decrease) in unrealized
 net capital gains and losses        $ 2,663    $(4,802)   $   825
                                     =======    =======    =======

SECURITIES ON DEPOSIT
At December 31, 2000, fixed income securities with a carrying value of $8,939 were on deposit with regulatory authorities as required by law.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

6.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash are generally of a short-term nature. Their carrying values approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        CARRYING       FAIR       CARRYING       FAIR
                         VALUE        VALUE        VALUE        VALUE
                       ----------   ----------   ----------   ----------
Fixed income
 securities            $   93,030   $   93,030   $   86,998   $   86,998
Short-term                  3,859        3,859        3,170        3,170
Separate Accounts       7,614,673    7,614,673    8,211,996    8,211,996

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        CARRYING       FAIR       CARRYING       FAIR
                         VALUE        VALUE        VALUE        VALUE
                       ----------   ----------   ----------   ----------
Contractholder funds
 on investment
 contracts             $1,652,039   $1,644,231   $1,735,843   $1,675,910
Separate Accounts       7,614,673    7,614,673    8,211,996    8,211,996

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

7.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS
At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                             2000       1999
                                           --------   --------
Immediate annuities:
  Structured settlement annuities          $108,441   $109,907
  Other immediate annuities                  40,670     40,680
                                           --------   --------
  Total Reserve for life-contingent
   contract benefits                       $149,111   $150,587
                                           ========   ========

The assumptions for mortality generally utilized in calculating reserves include, the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; and the 1983 group annuity mortality table for other immediate annuities. Interest rate assumptions vary from 3.5% to 10.0% for immediate annuities. Other estimation methods used include the present value of contractually fixed future benefits for structured settlement annuities and other immediate annuities.

Premium deficiency reserves are established, if necessary, for the structured settlement annuity business, to the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized. The Company did not have a premium deficiency reserve at December 31, 2000 and 1999.

At December 31, Contractholder funds consists of the following:

                                           2000         1999
                                        ----------   ----------
Interest-sensitive life                 $  171,192   $  173,867
Fixed annuities:
  Immediate annuities                       66,051       78,197
  Deferred annuities                     1,588,819    1,619,869
                                        ----------   ----------
  Total Contractholder funds            $1,826,062   $1,871,933
                                        ==========   ==========

Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 5.8% to 6.5% for interest-sensitive life contracts; 3.5% to 10.2% for immediate annuities and 4.3% to 7.3% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 44.4% of deferred annuities are subject to a market value adjustment.

8.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Recent public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

In the normal course of its business, the Company is involved in pending and threatened litigation and regulatory actions in which claims for monetary damages are asserted. At this time, based on their present status, it is in the opinion of management, that the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expenses related to these funds are immaterial and are ceded to ALIC under reinsurance agreements.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization that advocates ethical market conduct.

9.  INCOME TAXES
The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate to ALIC the tax consequences of such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, as adjusted for the reinsurance ceded to ALIC.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS


Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                2000       1999
                                              --------   --------
DEFERRED ASSETS
Unrealized net capital losses                 $    --    $   772
                                              -------    -------
  Total deferred assets                            --        772
DEFERRED LIABILITIES
Difference in tax bases of investments         (1,618)    (1,518)
Unrealized net capital gains                     (661)        --
                                              -------    -------
  Total deferred liabilities                   (2,279)    (1,518)
                                              -------    -------
  Net deferred liability                      $(2,279)   $  (746)
                                              =======    =======

The components of income tax expense for the year ended December 31, are as follows:

                                        2000       1999       1998
                                      --------   --------   --------
Current                                $2,193     $2,249     $1,797
Deferred                                  100         15        198
                                       ------     ------     ------
  Total income tax expense             $2,293     $2,264     $1,995
                                       ======     ======     ======

The Company paid income taxes of $2,286, $1,908 and $129 in 2000, 1999 and 1998, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                         2000       1999       1998
                                       --------   --------   --------
Statutory federal income tax rate       35.0%      35.0%      35.0%
Tax-exempt income                       (0.1)      (0.1)      (0.2)
Other                                     --       (0.2)       0.2
                                        ----       ----       ----
Effective income tax rate               34.9%      34.7%      35.0%
                                        ====       ====       ====

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2000, approximately $16, will result in federal income taxes payable of $6 if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

10.  STATUTORY FINANCIAL INFORMATION
The Company's statutory capital and surplus was $84,335 and $83,746 at December 31, 2000 and 1999, respectively. The Company's statutory net income was $4,893, $4,840 and $3,518 for the years ended December 31, 2000, 1999 and 1998, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC has approved a January 1, 2001 implementation date for newly developed statutory accounting principles ("codification"). The Company's state of domicile, Arizona, has passed legislation revising various statutory accounting requirements to conform to codification. These requirements will not have a material impact on the statutory surplus of the Company. The NAIC has installed a formal maintenance process to develop and propose new guidance, as well as on-going clarification and interpretation of issues. The impact of any future changes will be recorded as they are approved by the NAIC.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. On December 28, 2000, the Company paid a cash dividend of $4.0 million to ALIC. The maximum amount of dividends that the Company can distribute during 2001 without prior approval of the Arizona Department of Insurance is $4,893.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS


RISKED-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December 31, 2000, RBC for the Company was significantly above levels that would require regulatory action.

11.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           2000                              1999                              1998
                              -------------------------------   -------------------------------   -------------------------------
                               PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX
                              --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
UNREALIZED CAPITAL GAINS AND
  LOSSES:
----------------------------
Unrealized holding gains
  (losses) arising during
  the period                   $3,843    $(1,344)    $2,499     $(6,877)    $2,407     $(4,470)    $1,271     $(445)      $826
Less: reclassification
  adjustments                    (253)        89       (164)        510       (178)        332          2        (1)         1
                               ------    -------     ------     -------     ------     -------     ------     -----       ----
Unrealized net capital gains
  (losses)                      4,096     (1,433)     2,663      (7,387)     2,585      (4,802)     1,269      (444)       825
                               ------    -------     ------     -------     ------     -------     ------     -----       ----
Other comprehensive income
  (loss)                       $4,096    $(1,433)    $2,663     $(7,387)    $2,585     $(4,802)    $1,269     $(444)      $825
                               ======    =======     ======     =======     ======     =======     ======     =====       ====

                       NORTHBROOK LIFE INSURANCE COMPANY

                            SCHEDULE IV--REINSURANCE

                                ($ IN THOUSANDS)

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force.....................................  $441,073   $441,073   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $124,621   $124,621   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force.....................................  $474,824   $474,824   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $121,351   $121,351   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1998
Life insurance in force.....................................  $494,256   $494,256   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $104,746   $104,746   $     --
                                                              ========   ========   ========

             -------------------------------------------------------------------
             NORTHBROOK VARIABLE
             ANNUITY ACCOUNT II

             FINANCIAL STATEMENTS AS OF DECEMBER 31, 2000
             AND FOR THE PERIODS ENDED DECEMBER 31, 2000
             AND DECEMBER 31, 1999, AND INDEPENDENT
             AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Northbrook Life Insurance Company:

We have audited the accompanying statement of net assets of Northbrook Variable Annuity Account II (the "Account) as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Northbrook Variable Annuity Account II as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account), the results of operations for each of the individual sub-accounts for the period then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP


Chicago, Illinois
March 16, 2001

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF NET ASSETS
DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Allocation to Sub-Accounts investing in the Morgan Stanley Dean Witter Variable Investment Series:
    Aggressive Equity,  9,324,197 shares (cost $137,973,999)                                                       $    133,429,256
    Capital Growth,  8,376,439 shares (cost $154,649,655)                                                               168,031,371
    Competitive Edge, "Best Ideas",  6,501,703 shares (cost $69,126,775)                                                 66,187,323
    Dividend Growth,  99,725,922 shares (cost $2,021,362,239)                                                         1,446,025,885
    Equity,  42,297,703 shares (cost $1,498,425,486)                                                                  1,677,949,912
    European Growth,  18,555,920 shares (cost $457,882,241)                                                             470,763,685
    Global Dividend Growth,  27,475,948 shares (cost $347,817,219)                                                      349,768,829
    High Yield,  48,733,748 shares (cost $252,940,759)                                                                  118,423,004
    Income Builder,  5,232,788 shares (cost $59,586,492)                                                                 56,828,070
    Information,  270,570 shares (cost $2,679,453)                                                                        2,519,002
    Money Market,  329,076,061 shares (cost $329,076,061)                                                               329,076,061
    Pacific Growth,  10,506,071 shares (cost $68,708,789)                                                                58,413,757
    Quality Income Plus,  36,118,616 shares (cost $380,339,700)                                                         369,132,239
    S&P 500 Index,  16,583,164 shares (cost $198,782,618)                                                               199,827,129
    Short-Term Bond,  634,713 shares (cost $6,296,134)                                                                    6,321,744
    Strategist,  38,001,657 shares (cost $565,791,144)                                                                  633,107,612
    Utilities,  23,361,628 shares (cost $391,212,111)                                                                   506,480,064


Allocation to Sub-Accounts investing in The Universal Institutional Funds, Inc. (a):
    Emerging Markets Equity,  2,583,089 shares (cost $27,026,493)                                                        18,314,101
    Equity Growth,  6,498,999 shares (cost $121,248,987)                                                                108,923,229
    International Magnum,  1,740,292 shares (cost $21,659,380)                                                           20,500,642
    Mid Cap Value,  529,126 shares (cost $8,657,831)                                                                      7,963,341
    U.S. Real Estate,  1,417,626 shares (cost $15,219,889)                                                               16,316,872

Allocation to Sub-Accounts investing in the Van Kampen Life Investment Trust:
    LIT Emerging Growth,  6,758,613 shares (cost $305,440,259)                                                          280,076,934

Allocation to Sub-Accounts investing in the AIM Variable Insurance Funds:
    AIM V.I. Capital Appreciation,  460,280 shares (cost $17,187,336)                                                    14,195,037
    AIM V.I. Growth,  359,847 shares (cost $11,189,259)                                                                   8,931,397
    AIM V.I. Value,  1,109,110 shares (cost $35,005,920)                                                                 30,289,801

Allocation to Sub-Accounts investing in the Alliance Variable Product Series Fund:
    Alliance Growth,  381,478 shares (cost $10,970,733)                                                                   9,533,140
    Alliance Growth & Income,  1,155,922 shares (cost $25,976,933)                                                       26,655,557
    Alliance Premier Growth,  1,152,794 shares (cost $44,487,129)                                                        36,808,714


(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.


See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Allocation to Sub-Accounts investing in the Putnam Variable Trust:
    Growth & Income,  389,078 shares (cost $9,662,848)                                                             $     10,022,645
    International Growth,  1,379,868 shares (cost $25,129,280)                                                           24,382,273
    Voyager,  530,373 shares (cost $30,071,462)                                                                          25,797,343

Allocation to Sub-Accounts investing in the Morgan Stanley Dean Witter Variable Investment Series (Class Y Shares):
    Aggressive Equity,  934,261 shares (cost $14,251,780)                                                                13,350,585
    Capital Growth,  176,088 shares (cost $3,665,836)                                                                     3,527,050
    Competitive Edge, "Best Ideas",  459,255 shares (cost $5,233,332)                                                     4,666,032
    Dividend Growth,  1,317,242 shares (cost $18,070,467)                                                                19,086,840
    Equity,  803,447 shares (cost $34,586,978)                                                                           31,864,714
    European Growth,  417,351 shares (cost $10,818,291)                                                                  10,571,497
    Global Dividend Growth,  173,972 shares (cost $2,137,828)                                                             2,211,184
    High Yield,  799,540 shares (cost $2,680,762)                                                                         1,942,883
    Income Builder,  88,914 shares (cost $962,058)                                                                          964,721
    Information,  205,693 shares (cost $2,024,764)                                                                        1,915,004
    Money Market,  13,812,844 shares (cost $13,812,844)                                                                  13,812,844
    Pacific Growth,  131,096 shares (cost $925,987)                                                                         728,895
    Quality Income Plus,  506,767 shares (cost $5,081,703)                                                                5,174,088
    S&P 500 Index,  1,057,247 shares (cost $13,823,841)                                                                  12,729,255
    Short-Term Bond,  143,718 shares (cost $1,428,531)                                                                    1,429,993
    Strategist,  1,402,350 shares (cost $24,122,392)                                                                     23,349,119
    Utilities,  879,210 shares (cost $19,263,900)                                                                        19,061,271
                                                                                                                  -----------------

        Total Assets                                                                                                  7,397,381,944

LIABILITIES
Payable to Northbrook Life Insurance Company:
    Accrued contract maintenance charges                                                                                  1,601,225
                                                                                                                  -----------------

        Net Assets                                                                                                $   7,395,780,719
                                                                                                                  =================





See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                           Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                      ------------------------------------------------------------------------------

                                                                                      Competitive
                                                        Aggressive      Capital           Edge,        Dividend
                                                          Equity         Growth       "Best Ideas"      Growth           Equity
                                                      --------------  -------------  --------------  --------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                              $     47,575   $ 29,086,812    $   299,232    $362,534,374    $ 297,648,729
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                          (1,517,851)    (2,241,359)      (976,358)    (19,528,740)     (24,911,486)
     Administrative expense                                (111,337)      (171,290)       (71,998)     (1,491,480)      (1,885,727)
                                                      -------------   ------------    -----------    ------------    -------------

         Net investment income (loss)                    (1,581,613)    26,674,163       (749,124)    341,514,154      270,851,516
                                                      --------------  ------------    -----------    ------------    -------------


REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                 23,121,158     28,138,618     11,603,729     529,947,039      191,449,587
     Cost of investments sold                            22,734,007     22,751,087     10,814,175     321,944,807      142,485,156
                                                      --------------  ------------    -----------    ------------    -------------

         Net realized gains (losses)                        387,151      5,387,531        789,554     208,002,232       48,964,431
                                                      --------------  ------------    -----------    ------------    -------------

Change in unrealized gains (losses)                     (11,134,118)   (32,870,081)   (14,724,894)   (532,890,671)    (594,936,907)
                                                      --------------  ------------    -----------    ------------    -------------

         Net gains (losses) on investments              (10,746,967)   (27,482,550)   (13,935,340)   (324,888,439)    (545,972,476)
                                                      --------------  ------------    -----------    ------------    -------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                              $(12,328,580)  $   (808,387)  $(14,684,464)   $ 16,625,715    $(275,120,960)
                                                      ==============  ============   ============    ============    =============






See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                           Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                     -------------------------------------------------------------------------------

                                                                         Global
                                                        European        Dividend          High           Income
                                                         Growth          Growth           Yield          Builder     Information (d)
                                                     --------------  --------------  --------------  --------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $ 81,559,286    $ 38,418,888    $ 34,828,332    $  3,300,354    $          -
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                         (6,752,112)     (5,057,987)     (2,631,531)       (843,085)         (3,058)
     Administrative expense                               (514,410)       (387,407)       (200,584)        (63,198)           (218)
                                                      ------------    ------------    ------------    ------------    ------------

         Net investment income (loss)                   74,292,764      32,973,494      31,996,217       2,394,071          (3,276)
                                                      ------------    ------------    ------------    ------------    -------------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                               269,468,966     126,228,317      97,696,615      25,465,332         121,973
     Cost of investments sold                          226,110,015     124,018,182     146,727,240      26,747,744         136,773
                                                      ------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                    43,358,951       2,210,135     (49,030,625)     (1,282,412)        (14,800)
                                                      ------------    ------------    ------------    ------------    ------------

Change in unrealized gains (losses)                   (149,231,476)    (57,816,199)    (47,984,362)     (2,694,441)       (160,451)
                                                      ------------    ------------    ------------    ------------    ------------

         Net gains (losses) on investments            (105,872,525)    (55,606,064)    (97,014,987)     (3,976,853)       (175,251)
                                                      ------------    ------------    ------------    ------------    ------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                             $(31,579,761)   $(22,632,570)   $(65,018,770)   $ (1,582,782)   $   (178,527)
                                                      ============    ============  ==============    ============    ============





(d) For the Period Beginning November 6, 2000 and Ended December 31, 2000





See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                           Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                     -------------------------------------------------------------------------------

                                                                                         Quality
                                                         Money           Pacific          Income          S&P 500      Short-Term
                                                         Market          Growth            Plus            Index          Bond
                                                     --------------  ---------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $ 20,547,459    $   1,406,029    $ 25,901,025    $  2,124,368    $    251,924
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                         (4,612,431)      (1,224,475)     (4,829,415)     (2,793,746)        (67,831)
     Administrative expense                               (351,214)         (92,705)       (373,780)       (204,891)         (5,015)
                                                      ------------    -------------    ------------    ------------    ------------

         Net investment income (loss)                   15,583,814           88,849      20,697,830        (874,269)        179,078
                                                      ------------    -------------    ------------    ------------    ------------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                               924,460,138      367,859,674     119,060,101      24,211,104       3,986,498
     Cost of investments sold                          924,460,138      372,581,665     127,836,141      22,349,734       3,984,090
                                                      ------------    -------------    ------------    ------------    ------------

         Net realized gains (losses)                             -       (4,721,991)     (8,776,040)      1,861,370           2,408
                                                      ------------    -------------    ------------    ------------    ------------

Change in unrealized gains (losses)                              -      (25,754,810)     21,690,015     (23,889,850)         44,678
                                                      ------------    -------------    ------------    ------------    ------------

         Net gains (losses) on investments                       -      (30,476,801)     12,913,975     (22,028,480)         47,086
                                                      ------------    -------------    ------------    ------------    ------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                             $ 15,583,814    $ (30,387,952)   $ 33,611,805    $(22,902,749)   $    226,164
                                                      ============    =============    ============    ============    ============





See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------


                                                       Morgan Stanley Dean Witter
                                                           Variable Investment                 The Universal Institutional
                                                           Series Sub-Accounts                Funds, Inc. Sub-Accounts (a)
                                                     -------------------------------  ----------------------------------------------

                                                                                         Emerging
                                                                                          Markets         Equity      International
                                                       Strategist       Utilities         Equity          Growth          Magnum
                                                     --------------  ---------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $ 94,362,198    $  42,191,530    $  3,202,487    $  7,112,755    $   630,686
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                         (8,546,307)      (6,756,708)       (381,217)     (1,418,665)      (243,948)
     Administrative expense                               (652,796)        (521,802)        (27,571)       (104,200)       (17,678)
                                                      ------------    -------------    ------------    ------------    -----------

         Net investment income (loss)                   85,163,095       34,913,020       2,793,699       5,589,890        369,060
                                                      ------------    -------------    ------------    ------------    -----------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                88,870,638       85,288,040     114,529,084      22,570,885     37,961,558
     Cost of investments sold                           70,820,948       58,514,330     115,643,105      20,646,110     38,203,383
                                                      ------------    -------------    ------------    ------------    -----------

         Net realized gains (losses)                    18,049,690       26,773,710      (1,114,021)      1,924,775       (241,825)
                                                      ------------    -------------    ------------    ------------    -----------

Change in unrealized gains (losses)                   (101,361,897)     (53,017,599)    (13,971,580)    (26,639,061)    (2,386,683)
                                                      ------------    -------------    ------------    ------------    -----------

         Net gains (losses) on investments             (83,312,207)     (26,243,889)    (15,085,601)    (24,714,286)    (2,628,508)
                                                      ------------    -------------    ------------    ------------    -----------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                             $  1,850,888    $   8,669,131    $(12,291,902)   $(19,124,396)   $(2,259,448)
                                                      ============    =============    ============    ============    ===========




(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     Van Kampen
                                                    The Universal Institutional    Life Investment       AIM Variable Insurance
                                                    Funds, Inc. Sub-Accounts (a)  Trust Sub-Account        Funds Sub-Accounts
                                                    ----------------------------  -----------------  -------------------------------

                                                       Mid Cap      U.S. Real       LIT Emerging     AIM V.I. Capital     AIM V.I.
                                                      Value (e)       Estate           Growth        Appreciation (e)    Growth (e)
                                                    -------------  -------------  -----------------  ----------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $   880,361    $   362,555    $       620,288    $      381,821    $   272,516
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                          (31,192)      (139,563)        (3,589,992)          (75,582)       (46,586)
     Administrative expense                               (2,197)       (10,133)          (261,949)           (5,440)        (3,421)
                                                     -----------    -----------    ---------------    --------------    -----------

         Net investment income (loss)                    846,972        212,859         (3,231,653)          300,799        222,509
                                                     -----------    -----------    ---------------    --------------    -----------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                              11,462,434     25,388,488         60,523,851         8,462,728      4,935,760
     Cost of investments sold                         11,489,190     24,789,389         53,406,221         9,246,474      5,261,069
                                                     -----------    -----------    ---------------    --------------    -----------

         Net realized gains (losses)                     (26,756)       599,099          7,117,630          (783,746)      (325,309)
                                                     -----------    -----------    ---------------    --------------    -----------

Change in unrealized gains (losses)                     (694,490)     1,473,607        (73,283,344)       (2,992,299)    (2,257,862)
                                                     -----------    -----------    ---------------    --------------    -----------

         Net gains (losses) on investments              (721,246)     2,072,706        (66,165,714)       (3,776,045)    (2,583,171)
                                                     -----------    -----------    ---------------    --------------    -----------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                            $   125,726    $ 2,285,565    $   (69,397,367)   $   (3,475,246)   $(2,360,662)
                                                     ===========    ===========    ===============    ==============    ===========



(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

(e) For the Period Beginning January 31, 2000 and Ended December 31, 2000




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                    AIM Variable
                                                     Insurance                                                           Putnam
                                                       Funds                                                          Variable Trust
                                                    Sub-Accounts  Alliance Variable Product Series Fund Sub-Accounts   Sub-Accounts
                                                    ------------  --------------------------------------------------  --------------

                                                                                    Alliance
                                                      AIM V.I.      Alliance         Growth &      Alliance Premier      Growth &
                                                     Value (e)     Growth (e)       Income (e)        Growth (e)        Income (e)
                                                    ------------  -------------  ----------------  -----------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $ 1,304,111    $    90,083    $      103,200    $       155,667    $        293
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                        (158,818)       (49,440)          (97,725)          (196,503)        (31,299)
     Administrative expense                             (11,487)        (3,615)           (7,114)           (14,244)         (2,285)
                                                    -----------    -----------    --------------    ---------------    ------------

         Net investment income (loss)                 1,133,806         37,028            (1,639)           (55,080)        (33,291)
                                                    -----------    -----------    --------------    ---------------    ------------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                             10,601,342      2,072,364         8,524,970          2,572,763      10,522,766
     Cost of investments sold                        11,141,220      2,317,782         8,486,425          2,669,150      10,484,701
                                                    -----------    -----------    --------------    ---------------    ------------

         Net realized gains (losses)                   (539,878)      (245,418)           38,545            (96,387)         38,065
                                                    -----------    -----------    --------------    ---------------    ------------

Change in unrealized gains (losses)                  (4,716,119)    (1,437,593)          678,624         (7,678,415)        359,797
                                                    -----------    -----------    --------------    ---------------    ------------

         Net gains (losses) on investments           (5,255,997)    (1,683,011)          717,169         (7,774,802)        397,862
                                                    -----------    -----------    --------------    ---------------    ------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                           $(4,122,191)   $(1,645,983)   $      715,530    $    (7,829,882)   $    364,571
                                                    ===========    ===========    ==============    ===============    ============


(e) For the Period Beginning January 31, 2000 and Ended December 31, 2000




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                           Putnam Variable          Morgan Stanley Dean Witter Variable Investment
                                                         Trust Sub-Accounts              Series (Class Y Shares) Sub-Accounts
                                                    ----------------------------  --------------------------------------------------

                                                                                                                      Competitive
                                                    International                    Aggressive        Capital            Edge,
                                                      Growth (e)     Voyager (e)     Equity (f)       Growth (f)    "Best Ideas" (f)
                                                    -------------  -------------  ---------------  ---------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $    15,742    $     7,042    $         496    $      99,461    $        2,321
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                         (118,902)      (140,678)         (58,560)         (59,229)          (21,589)
     Administrative expense                               (8,768)       (10,126)          (3,903)          (3,552)           (1,442)
                                                     -----------    -----------    -------------    -------------    --------------

         Net investment income (loss)                   (111,928)      (143,762)         (61,967)          36,680           (20,710)
                                                     -----------    -----------    -------------    -------------    --------------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                              33,741,385      5,601,893          691,604          226,527           505,600
     Cost of investments sold                         34,091,072      5,798,454          688,205          245,073           514,368
                                                     -----------    -----------    -------------    -------------    --------------

         Net realized gains (losses)                    (349,687)      (196,561)           3,399          (18,546)           (8,768)
                                                     -----------    -----------    -------------    -------------    --------------

Change in unrealized gains (losses)                     (747,007)    (4,274,119)        (901,195)        (138,786)         (567,300)
                                                     -----------    -----------    -------------    -------------    --------------

         Net gains (losses) on investments            (1,096,694)    (4,470,680)        (897,796)        (157,332)         (576,068)
                                                     -----------    -----------    -------------    -------------    --------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                            $(1,208,622)   $(4,614,442)   $    (959,763)   $    (120,652)   $     (596,778)
                                                     ===========    ===========    =============    =============    ==============






(e) For the Period Beginning January 31, 2000 and Ended December 31, 2000

(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                 Morgan Stanley Dean Witter Variable Investment Series (Class Y Shares) Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                                          Global
                                                         Dividend                        European        Dividend         High
                                                        Growth (f)      Equity (f)      Growth (f)      Growth (f)      Yield (f)
                                                     --------------  ---------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $    481,819    $     637,506    $    218,617    $     20,557    $   181,215
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                            (59,906)        (133,322)        (49,286)         (8,893)       (10,953)
     Administrative expense                                 (3,972)          (9,156)         (3,296)           (601)          (738)
                                                      ------------    -------------  --------------  --------------    -----------

         Net investment income (loss)                      417,941          495,028         166,035          11,063        169,524
                                                      ------------    -------------  --------------  --------------    -----------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                   589,481          951,176       1,205,945         119,306        301,713
     Cost of investments sold                              647,369        1,023,310       1,327,683         120,355        342,327
                                                      ------------    -------------  --------------  --------------    -----------

         Net realized gains (losses)                       (57,888)         (72,134)       (121,738)         (1,049)       (40,614)
                                                      ------------    -------------  --------------  --------------    -----------

Change in unrealized gains (losses)                      1,016,373       (2,722,264)       (246,794)         73,356       (737,879)
                                                      ------------  ---------------  --------------  --------------    -----------

         Net gains (losses) on investments                 958,485       (2,794,398)       (368,532)         72,307       (778,493)
                                                      ------------  ---------------  --------------  --------------    -----------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                             $  1,376,426  $    (2,299,370) $     (202,497) $       83,370    $  (608,969)
                                                      ============  ===============  ==============  ==============    ===========







(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000





See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                 Morgan Stanley Dean Witter Variable Investment Series (Class Y Shares) Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                                                         Quality
                                                         Income                           Money          Pacific          Income
                                                       Builder (f)   Information (f)    Market (f)      Growth (f)       Plus (f)
                                                     --------------  ---------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $     17,787    $           -    $    179,443    $        877    $    80,813
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                             (2,728)          (2,669)        (44,098)         (4,429)       (14,130)
     Administrative expense                                   (193)            (172)         (3,065)           (282)        (1,006)
                                                      ------------    -------------    ------------    ------------    -----------

         Net investment income (loss)                       14,866           (2,841)        132,280          (3,834)        65,677
                                                      ------------    -------------    ------------    ------------    -----------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                    88,029           29,381       6,375,457          77,163        201,333
     Cost of investments sold                               88,966           29,373       6,375,457          82,326        199,314
                                                      ------------    -------------    ------------    ------------    -----------

         Net realized gains (losses)                          (937)               8               -          (5,163)         2,019
                                                      ------------    -------------    ------------    ------------    -----------

Change in unrealized gains (losses)                          2,663         (109,760)              -        (197,092)        92,385
                                                      ------------    -------------    ------------    ------------    -----------

         Net gains (losses) on investments                   1,726         (109,752)              -        (202,255)        94,404
                                                      ------------    -------------    ------------    ------------    -----------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                             $     16,592    $    (112,593)   $    132,280    $   (206,089)   $   160,081
                                                      ============    =============    ============    ============   ============






(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000





See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------

                                     Morgan Stanley Dean Witter Variable Investment Series (Class Y Shares) Sub-Accounts
                                     -----------------------------------------------------------------------------------

                                                          S&P 500        Short-Term
                                                         Index (f)        Bond (f)      Strategist (f)    Utilities (f)
                                                       --------------  --------------  ----------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                               $     16,188    $     18,008    $      454,862    $     195,463
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                              (58,073)         (4,286)          (83,435)         (61,586)
     Administrative expense                                   (3,954)           (282)           (5,604)          (4,069)
                                                        ------------    ------------    --------------    -------------

         Net investment income (loss)                        (45,839)         13,440           365,823          129,808
                                                        ------------    ------------    --------------    -------------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                     920,532          99,101         1,079,619          617,486
     Cost of investments sold                                933,408          98,867         1,117,985          628,231
                                                        ------------    ------------    --------------    -------------

         Net realized gains (losses)                         (12,876)            234           (38,366)         (10,745)
                                                        ------------    ------------    --------------    -------------

Change in unrealized gains (losses)                       (1,094,586)          1,462          (773,273)        (202,629)
                                                        ------------    ------------    --------------    -------------

         Net gains (losses) on investments                (1,107,462)          1,696          (811,639)        (213,374)
                                                        ------------    ------------    --------------    -------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                               $ (1,153,301)   $     15,136    $     (445,816)   $     (83,566)
                                                        ============    ============    ==============    =============








(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000






See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                         Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                      Capital
                                                        Aggressive Equity         Appreciation (c)          Capital Growth
                                                 -------------------------------  ----------------  --------------------------------

                                                       2000           1999 (b)          1999             2000              1999
                                                 ---------------  --------------  ----------------  ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                      $  (1,581,613)   $    (89,491)   $      331,100    $  26,674,163    $  14,629,948
Net realized gains (losses)                             387,151         562,424            45,003        5,387,531        5,021,860
Change in unrealized gains (losses)                 (11,134,118)      6,589,375         1,824,853      (32,870,081)      18,225,024
                                                  -------------    ------------    --------------    -------------    -------------


Change in net assets resulting from operations      (12,328,580)      7,062,308         2,200,956         (808,387)      37,876,832
                                                  -------------    ------------    --------------    -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                             37,028,311      12,119,932         1,292,309       13,443,564        9,505,220
Benefit payments                                       (900,845)         (8,280)          (57,970)      (1,969,294)      (1,116,070)
Payments on termination                              (6,715,026)       (180,619)         (647,504)     (18,795,015)     (12,938,058)
Contract maintenance charge                             (56,112)         (8,488)            3,365          (65,736)         (54,380)
Transfers among the sub-accounts
     and with the Fixed Account - net                78,737,903      18,649,870       (34,073,925)      18,365,722       (3,891,813)
                                                  -------------    ------------    --------------    -------------    -------------

Change in net assets resulting
     from capital transactions                      108,094,231      30,572,415       (33,483,725)      10,979,241       (8,495,101)
                                                  -------------    ------------    --------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                    95,765,651      37,634,723       (31,282,769)      10,170,854       29,381,731

NET ASSETS AT BEGINNING OF PERIOD                    37,634,723               -        31,282,769      157,824,145      128,442,414
                                                  -------------    ------------    --------------    -------------    -------------

NET ASSETS AT END OF PERIOD                       $ 133,400,374    $ 37,634,723    $            -    $ 167,994,999    $ 157,824,145
                                                  =============    ============    ==============    =============    =============






(b) For the Period Beginning May 3, 1999 and Ended December 31, 1999

(c) As of the close of Business on March 19, 1999, the Capital Appreciation Sub-Account merged with and into the Equity Sub-Account.




See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                            Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                           --------------------------------------------------------------------

                                                            Competitive Edge, "Best Ideas"            Dividend Growth
                                                           --------------------------------  ----------------------------------

                                                                 2000             1999             2000             1999
                                                           ---------------  ---------------  ----------------  ----------------
FROM OPERATIONS
Net investment income (loss)                                $    (749,124)   $    (357,963)   $  341,514,154    $  314,959,411
Net realized gains (losses)                                       789,554          668,887       208,002,232       128,696,734
Change in unrealized gains (losses)                           (14,724,894)      10,507,911      (532,890,671)     (523,069,735)
                                                            -------------    -------------    --------------    --------------


Change in net assets resulting from operations                (14,684,464)      10,818,835        16,625,715       (79,413,590)
                                                            -------------    -------------    --------------    --------------

FROM CAPITAL TRANSACTIONS
Deposits                                                       12,414,281       14,308,748        39,845,901       188,251,624
Benefit payments                                                 (532,011)        (385,715)      (22,382,755)      (22,608,692)
Payments on termination                                        (4,806,290)      (3,208,126)     (175,477,715)     (178,336,682)
Contract maintenance charge                                       (28,565)         (20,818)         (630,181)         (827,903)
Transfers among the sub-accounts
     and with the Fixed Account - net                          14,339,473        2,656,267      (305,079,362)     (100,954,098)
                                                            -------------    -------------    --------------    --------------


Change in net assets resulting
     from capital transactions                                 21,386,888       13,350,356      (463,724,112)     (114,475,751)
                                                            -------------    -------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS                               6,702,424       24,169,191      (447,098,397)     (193,889,341)

NET ASSETS AT BEGINNING OF PERIOD                              59,470,572       35,301,381     1,892,811,278     2,086,700,619
                                                            -------------    -------------    --------------    --------------

NET ASSETS AT END OF PERIOD                                 $  66,172,996    $  59,470,572    $1,445,712,881    $1,892,811,278
                                                            =============    =============    ==============    ==============


                                                             Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                           ----------------------------------------------------------------------

                                                                                          Equity
                                                                             ----------------------------------

                                                                                   2000            1999 (c)
                                                                             ----------------  ----------------
FROM OPERATIONS
Net investment income (loss)                                                  $  270,851,516    $  143,182,457
Net realized gains (losses)                                                       48,964,431        20,788,533
Change in unrealized gains (losses)                                             (594,936,907)      497,325,723
                                                                              --------------    --------------


Change in net assets resulting from operations                                  (275,120,960)      661,296,713
                                                                              --------------    --------------

FROM CAPITAL TRANSACTIONS
Deposits                                                                         100,705,202       167,149,976
Benefit payments                                                                 (18,537,524)      (11,678,201)
Payments on termination                                                         (168,025,629)     (109,621,629)
Contract maintenance charge                                                         (661,389)         (626,104)
Transfers among the sub-accounts
     and with the Fixed Account - net                                            121,184,474       173,235,007
                                                                              --------------    --------------


Change in net assets resulting
     from capital transactions                                                    34,665,134       218,459,049
                                                                              --------------    --------------

INCREASE (DECREASE) IN NET ASSETS                                               (240,455,826)      879,755,762

NET ASSETS AT BEGINNING OF PERIOD                                              1,918,042,532     1,038,286,770
                                                                              --------------    --------------

NET ASSETS AT END OF PERIOD                                                   $1,677,586,706    $1,918,042,532
                                                                              ==============    ==============





(c) As of the close of Business on March 19, 1999, the Capital Appreciation Sub-Account merged with and into the Equity Sub-Account.






See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                                            Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                            ------------------------------------------------------------------

                                                                    European Growth                Global Dividend Growth
                                                            --------------------------------  --------------------------------

                                                                  2000            1999              2000             1999
                                                            ---------------  ---------------  ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                                 $  74,292,764    $  40,243,082    $  32,973,494    $  35,854,179
Net realized gains (losses)                                     43,358,951       32,543,061        2,210,135        9,001,583
Change in unrealized gains (losses)                           (149,231,476)      43,557,813      (57,816,199)      11,267,752
                                                             -------------    -------------    -------------    -------------


Change in net assets resulting from operations                 (31,579,761)     116,343,956      (22,632,570)      56,123,514
                                                             -------------    -------------    -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                        24,846,114       33,605,981        6,820,575       24,612,447
Benefit payments                                                (5,830,479)      (3,672,213)      (4,968,693)      (5,520,386)
Payments on termination                                        (54,836,408)     (44,372,248)     (42,189,879)     (36,599,848)
Contract maintenance charge                                       (190,290)        (186,281)        (153,681)        (198,686)
Transfers among the sub-accounts
     and with the Fixed Account - net                            2,444,524      (38,047,377)     (62,748,030)     (16,822,685)
                                                             -------------    -------------    -------------    -------------

Change in net assets resulting
     from capital transactions                                 (33,566,539)     (52,672,138)    (103,239,708)     (34,529,158)
                                                             -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                              (65,146,300)      63,671,818     (125,872,278)      21,594,356

NET ASSETS AT BEGINNING OF PERIOD                              535,808,084      472,136,266      475,565,397      453,971,041
                                                             -------------    -------------    -------------    -------------

NET ASSETS AT END OF PERIOD                                  $ 470,661,784    $ 535,808,084    $ 349,693,119    $ 475,565,397
                                                             =============    =============    =============    =============


                                                            Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                            ------------------------------------------------------------------

                                                                                        High Yield
                                                                              --------------------------------

                                                                                    2000            1999
                                                                              ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                                                   $  31,996,217    $  38,967,620
Net realized gains (losses)                                                      (49,030,625)     (31,301,303)
Change in unrealized gains (losses)                                              (47,984,362)     (15,834,237)
                                                                               -------------    -------------


Change in net assets resulting from operations                                   (65,018,770)      (8,167,920)
                                                                               -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                                           5,088,118       26,101,041
Benefit payments                                                                  (4,283,015)      (4,009,045)
Payments on termination                                                          (30,396,806)     (35,111,312)
Contract maintenance charge                                                          (63,055)        (104,889)
Transfers among the sub-accounts
     and with the Fixed Account - net                                            (45,613,045)     (57,088,792)
                                                                               -------------    -------------

Change in net assets resulting
     from capital transactions                                                   (75,267,803)     (70,212,997)
                                                                               -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                                               (140,286,573)     (78,380,917)

NET ASSETS AT BEGINNING OF PERIOD                                                258,683,943      337,064,860
                                                                               -------------    -------------

NET ASSETS AT END OF PERIOD                                                    $ 118,397,370    $ 258,683,943
                                                                               =============    =============







See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                    -------------------------------------------------------------------------------

                                                            Income Builder           Information            Money Market
                                                    ------------------------------  -------------  --------------------------------

                                                         2000            1999          2000 (d)         2000              1999
                                                    --------------  --------------  -------------  ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                         $  2,394,071    $  4,500,919    $    (3,276)   $  15,583,814    $  13,220,816
Net realized gains (losses)                            (1,282,412)        112,097        (14,800)               -                -
Change in unrealized gains (losses)                    (2,694,441)       (428,270)      (160,451)               -                -
                                                     ------------    ------------    -----------    -------------    -------------


Change in net assets resulting from operations         (1,582,782)      4,184,746       (178,527)      15,583,814       13,220,816
                                                     ------------    ------------    -----------    -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                1,613,246       7,989,151      1,097,092       47,872,330       75,959,488
Benefit payments                                         (968,748)     (1,104,145)             -      (15,333,949)     (12,372,372)
Payments on termination                                (5,576,539)     (5,408,027)          (125)    (100,926,101)    (112,272,629)
Contract maintenance charge                               (24,523)        (31,269)          (595)        (109,981)        (128,006)
Transfers among the sub-accounts
     and with the Fixed Account - net                 (14,824,705)    (11,305,739)     1,600,612      (17,688,547)      34,266,127
                                                     ------------    ------------    -----------    -------------    -------------

Change in net assets resulting
     from capital transactions                        (19,781,269)     (9,860,029)     2,696,984      (86,186,248)     (14,547,392)
                                                     ------------    ------------    -----------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                     (21,364,051)     (5,675,283)     2,518,457      (70,602,434)      (1,326,576)

NET ASSETS AT BEGINNING OF PERIOD                      78,179,820      83,855,103              -      399,607,264      400,933,840
                                                     ------------    ------------    -----------    -------------    -------------

NET ASSETS AT END OF PERIOD                          $ 56,815,769    $ 78,179,820    $ 2,518,457    $ 329,004,830    $ 399,607,264
                                                     ============    ============    ===========    =============    =============







(d) For the Period Beginning November 6, 2000 and Ended December 31, 2000





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------

                                                     Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                     ------------------------------------------------------------------

                                                            Pacific Growth                    Quality Income Plus
                                                     -------------------------------   --------------------------------

                                                          2000            1999              2000              1999
                                                     --------------  ---------------   ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                          $     88,849    $    (306,851)    $  20,697,830    $  23,233,331
Net realized gains (losses)                             (4,721,991)       5,666,501        (8,776,040)      (2,450,149)
Change in unrealized gains (losses)                    (25,754,810)      34,854,630        21,690,015      (47,274,110)
                                                      ------------    -------------     -------------    -------------


Change in net assets resulting from operations         (30,387,952)      40,214,280        33,611,805      (26,490,928)
                                                      ------------    -------------     -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                 6,138,915       12,935,903         7,876,912       29,984,131
Benefit payments                                          (779,687)        (522,120)       (9,709,897)      (7,891,742)
Payments on termination                                 (8,242,631)      (5,927,181)      (50,375,262)     (52,572,327)
Contract maintenance charge                                (28,669)         (41,208)         (154,638)        (161,057)
Transfers among the sub-accounts
     and with the Fixed Account - net                  (14,475,423)      12,162,641       (26,207,240)     (24,709,758)
                                                      ------------    -------------     -------------    -------------

Change in net assets resulting
     from capital transactions                         (17,387,495)      18,608,035       (78,570,125)     (55,350,753)
                                                      ------------    -------------     -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                      (47,775,447)      58,822,315       (44,958,320)     (81,841,681)

NET ASSETS AT BEGINNING OF PERIOD                      106,176,560       47,354,245       414,010,657      495,852,338
                                                      ------------    -------------     -------------    -------------

NET ASSETS AT END OF PERIOD                           $ 58,401,113    $ 106,176,560     $ 369,052,337    $ 414,010,657
                                                      ============    =============     =============    =============


                                                     Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                     ------------------------------------------------------------------

                                                                                 S&P 500 Index
                                                                       --------------------------------

                                                                             2000             1999
                                                                       ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                                            $    (874,269)   $  (1,085,100)
Net realized gains (losses)                                                 1,861,370          965,551
Change in unrealized gains (losses)                                       (23,889,850)      20,320,510
                                                                        -------------    -------------


Change in net assets resulting from operations                            (22,902,749)      20,200,961
                                                                        -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                                   29,138,284       62,363,357
Benefit payments                                                           (2,917,283)        (364,932)
Payments on termination                                                   (17,084,143)      (6,958,805)
Contract maintenance charge                                                   (79,072)         (52,042)
Transfers among the sub-accounts
     and with the Fixed Account - net                                      36,340,948       55,622,169
                                                                        -------------    -------------

Change in net assets resulting
     from capital transactions                                             45,398,734      110,609,747
                                                                        -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                                          22,495,985      130,810,708

NET ASSETS AT BEGINNING OF PERIOD                                         177,287,890       46,477,182
                                                                        -------------    -------------

NET ASSETS AT END OF PERIOD                                             $ 199,783,875    $ 177,287,890
                                                                        =============    =============






See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------

                                                     Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                     ------------------------------------------------------------------

                                                           Short-Term Bond                        Strategist
                                                     -----------------------------     --------------------------------

                                                         2000           1999 (b)             2000             1999
                                                     -------------  --------------     ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                          $   179,078    $     40,073       $  85,163,095    $   5,099,380
Net realized gains (losses)                                 2,408            (781)         18,049,690       15,031,460
Change in unrealized gains (losses)                        44,678         (19,068)       (101,361,897)      68,404,657
                                                      -----------    ------------       -------------    -------------


Change in net assets resulting from operations            226,164          20,224           1,850,888       88,535,497
                                                      -----------    ------------       -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                1,300,140         930,037          27,377,665       53,336,082
Benefit payments                                         (168,784)              -          (9,554,700)      (7,657,772)
Payments on termination                                  (448,343)       (114,564)        (67,256,375)     (54,083,482)
Contract maintenance charge                                (2,476)           (754)           (250,462)        (236,109)
Transfers among the sub-accounts
     and with the Fixed Account - net                   2,278,206       2,300,526          28,655,668       15,905,456
                                                      -----------    ------------       -------------    -------------

Change in net assets resulting
     from capital transactions                          2,958,743       3,115,245         (21,028,204)       7,264,175
                                                      -----------    ------------       -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                       3,184,907       3,135,469         (19,177,316)      95,799,672

NET ASSETS AT BEGINNING OF PERIOD                       3,135,469               -         652,147,887      556,348,215
                                                      -----------    ------------       -------------    -------------

NET ASSETS AT END OF PERIOD                           $ 6,320,376    $  3,135,469       $ 632,970,571    $ 652,147,887
                                                      ===========    ============       =============    =============


                                                     Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                     ------------------------------------------------------------------

                                                                                   Utilities
                                                                       --------------------------------

                                                                            2000             1999
                                                                       ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                                            $  34,913,020    $  15,985,982
Net realized gains (losses)                                                26,773,710       23,911,415
Change in unrealized gains (losses)                                       (53,017,599)      14,087,560
                                                                        -------------    -------------


Change in net assets resulting from operations                              8,669,131       53,984,957
                                                                        -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                                   18,520,186       39,072,264
Benefit payments                                                           (8,048,701)      (8,484,832)
Payments on termination                                                   (55,510,014)     (50,808,054)
Contract maintenance charge                                                  (212,176)        (201,221)
Transfers among the sub-accounts
     and with the Fixed Account - net                                      11,594,071      (10,204,178)
                                                                        -------------    -------------

Change in net assets resulting
     from capital transactions                                            (33,656,634)     (30,626,021)
                                                                        -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                                         (24,987,503)      23,358,936

NET ASSETS AT BEGINNING OF PERIOD                                         531,357,935      507,998,999
                                                                        -------------    -------------

NET ASSETS AT END OF PERIOD                                             $ 506,370,432    $ 531,357,935
                                                                        =============    =============





(b) For the Period Beginning May 3, 1999 and Ended December 31, 1999





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                                       The Universal Institutional Funds, Inc. Sub-Accounts (a)
                                                    ---------------------------------------------------------------

                                                       Emerging Markets Equity               Equity Growth
                                                    ------------------------------  -------------------------------

                                                         2000           1999              2000            1999
                                                    --------------  --------------  ---------------  --------------
FROM OPERATIONS
Net investment income (loss)                         $  2,793,699    $   (123,674)   $   5,589,890    $  1,708,417
Net realized gains (losses)                            (1,114,021)      2,301,737        1,924,775         638,483
Change in unrealized gains (losses)                   (13,971,580)      5,429,367      (26,639,061)     12,913,775
                                                     ------------    ------------    -------------    ------------


Change in net assets resulting from operations        (12,291,902)      7,607,430      (19,124,396)     15,260,675
                                                     ------------    ------------    -------------    ------------

FROM CAPITAL TRANSACTIONS
Deposits                                               10,687,977       5,860,089       26,800,090      18,427,169
Benefit payments                                         (264,494)         (4,713)      (1,101,811)       (284,465)
Payments on termination                                (1,504,909)       (593,151)      (7,282,991)     (3,119,435)
Contract maintenance charge                                (7,488)         (6,183)         (41,500)        (21,923)
Transfers among the sub-accounts
     and with the Fixed Account - net                     (59,472)      7,427,993       36,549,584      17,161,540
                                                     ------------    ------------    -------------    ------------

Change in net assets resulting
     from capital transactions                          8,851,614      12,684,035       54,923,372      32,162,886
                                                     ------------    ------------    -------------    ------------

INCREASE (DECREASE) IN NET ASSETS                      (3,440,288)     20,291,465       35,798,976      47,423,561

NET ASSETS AT BEGINNING OF PERIOD                      21,750,425       1,458,960       73,100,676      25,677,115
                                                     ------------    ------------    -------------    ------------

NET ASSETS AT END OF PERIOD                          $ 18,310,137    $ 21,750,425    $ 108,899,652    $ 73,100,676
                                                     ============    ============    =============    ============


                                                       The Universal Institutional Funds, Inc. Sub-Accounts (a)
                                                    ---------------------------------------------------------------

                                                                         International Magnum
                                                                    ------------------------------

                                                                         2000            1999
                                                                    --------------  --------------
FROM OPERATIONS
Net investment income (loss)                                         $    369,060    $     12,977
Net realized gains (losses)                                              (241,825)        245,853
Change in unrealized gains (losses)                                    (2,386,683)      1,391,382
                                                                     ------------    ------------


Change in net assets resulting from operations                         (2,259,448)      1,650,212
                                                                     ------------    ------------

FROM CAPITAL TRANSACTIONS
Deposits                                                                6,888,652       4,195,250
Benefit payments                                                         (218,924)        (11,957)
Payments on termination                                                (1,086,218)       (236,057)
Contract maintenance charge                                                (7,789)         (3,349)
Transfers among the sub-accounts
     and with the Fixed Account - net                                   5,829,986       2,293,294
                                                                     ------------    ------------

Change in net assets resulting
     from capital transactions                                         11,405,707       6,237,181
                                                                     ------------   -------------

INCREASE (DECREASE) IN NET ASSETS                                       9,146,259       7,887,393

NET ASSETS AT BEGINNING OF PERIOD                                      11,349,945       3,462,552
                                                                     ------------   -------------

NET ASSETS AT END OF PERIOD                                          $ 20,496,204   $  11,349,945
                                                                     ============   =============




(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------


                                                    The Universal Institutional Funds, Inc. Sub-Accounts (a)
                                                   ----------------------------------------------------------

                                                         Mid Cap
                                                          Value                    U.S. Real Estate
                                                   -------------------  -------------------------------------

                                                         2000 (e)              2000                1999
                                                   -------------------  ------------------  -----------------
FROM OPERATIONS
Net investment income (loss)                        $         846,972    $        212,859    $       209,474
Net realized gains (losses)                                   (26,756)            599,099            (80,917)
Change in unrealized gains (losses)                          (694,490)          1,473,607           (365,102)
                                                    -----------------    ----------------    ---------------


Change in net assets resulting from operations                125,726           2,285,565           (236,545)
                                                    -----------------    ----------------    ---------------

FROM CAPITAL TRANSACTIONS
Deposits                                                    5,225,576           2,199,419          2,256,539
Benefit payments                                               (4,831)            (83,181)           (18,349)
Payments on termination                                      (142,447)           (829,831)          (219,432)
Contract maintenance charge                                    (1,966)             (5,703)            (1,904)
Transfers among the sub-accounts
     and with the Fixed Account - net                       2,759,559           7,508,547          1,478,675
                                                    -----------------    ----------------    ---------------

Change in net assets resulting
     from capital transactions                              7,835,891           8,789,251          3,495,529
                                                    -----------------    ----------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                           7,961,617          11,074,816          3,258,984

NET ASSETS AT BEGINNING OF PERIOD                                   -           5,238,524          1,979,540
                                                    -----------------    ----------------    ---------------

NET ASSETS AT END OF PERIOD                         $       7,961,617    $     16,313,340    $     5,238,524
                                                    =================    ================    ===============


                                                      Van Kampen Life Investment
                                                          Trust Sub-Account
                                                   --------------------------------

                                                          LIT Emerging Growth
                                                   --------------------------------

                                                         2000             1999
                                                   ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                        $  (3,231,653)   $    (643,933)
Net realized gains (losses)                             7,117,630        1,246,818
Change in unrealized gains (losses)                   (73,283,344)      46,420,306
                                                    -------------    -------------


Change in net assets resulting from operations        (69,397,367)      47,023,191
                                                    -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                               98,979,814       27,759,585
Benefit payments                                       (1,770,332)        (201,304)
Payments on termination                               (16,299,682)      (3,202,433)
Contract maintenance charge                              (113,455)         (35,203)
Transfers among the sub-accounts
     and with the Fixed Account - net                 138,452,923       49,182,955
                                                    -------------    -------------

Change in net assets resulting
     from capital transactions                        219,249,268       73,503,600
                                                    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                     149,851,901      120,526,791

NET ASSETS AT BEGINNING OF PERIOD                     130,164,408        9,637,617
                                                    -------------    -------------

NET ASSETS AT END OF PERIOD                         $ 280,016,309    $ 130,164,408
                                                    =============    =============







(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

(e) For the Period Beginning January 31, 2000 and Ended December 31, 2000





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------

                                                     AIM Variable Insurance Funds Sub-Accounts
                                                  -----------------------------------------------

                                                  AIM V.I. Capital    AIM V.I.        AIM V.I.
                                                    Appreciation       Growth          Value
                                                  ----------------  -------------  --------------

                                                      2000 (e)         2000 (e)       2000 (e)
                                                  ----------------  -------------  --------------
FROM OPERATIONS
Net investment income (loss)                       $      300,799    $   222,509    $  1,133,806
Net realized gains (losses)                              (783,746)      (325,309)       (539,878)
Change in unrealized gains (losses)                    (2,992,299)    (2,257,862)     (4,716,119)
                                                   --------------    -----------    ------------


Change in net assets resulting from operations         (3,475,246)    (2,360,662)     (4,122,191)
                                                   --------------    -----------    ------------

FROM CAPITAL TRANSACTIONS
Deposits                                                8,831,089      6,951,807      19,428,320
Benefit payments                                         (104,263)       (70,239)       (110,067)
Payments on termination                                  (277,657)      (100,901)       (527,967)
Contract maintenance charge                                (4,181)        (2,311)         (8,468)
Transfers among the sub-accounts
     and with the Fixed Account - net                   9,222,222      4,511,770      15,623,618
                                                   --------------    -----------    ------------

Change in net assets resulting
     from capital transactions                         17,667,210     11,290,126      34,405,436
                                                   --------------    -----------    ------------

INCREASE (DECREASE) IN NET ASSETS                      14,191,964      8,929,464      30,283,245

NET ASSETS AT BEGINNING OF PERIOD                               -              -               -
                                                   --------------    -----------    ------------

NET ASSETS AT END OF PERIOD                        $   14,191,964    $ 8,929,464    $ 30,283,245
                                                   ==============    ===========    ============


                                                  Alliance Variable Product Series Fund Sub-Accounts
                                                  --------------------------------------------------

                                                     Alliance      Alliance Growth      Alliance
                                                      Growth          & Income       Premier Growth
                                                  ---------------  ----------------  ---------------

                                                     2000 (e)           2000 (e)         2000 (e)
                                                  ---------------  ----------------  ---------------
FROM OPERATIONS
Net investment income (loss)                       $      37,028    $       (1,639)   $     (55,080)
Net realized gains (losses)                             (245,418)           38,545          (96,387)
Change in unrealized gains (losses)                   (1,437,593)          678,624       (7,678,415)
                                                   -------------    --------------    -------------


Change in net assets resulting from operations        (1,645,983)          715,530       (7,829,882)
                                                   -------------    --------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                               6,020,329         8,503,685       19,474,950
Benefit payments                                         (80,917)         (126,654)         (97,170)
Payments on termination                                 (234,818)         (302,659)        (766,535)
Contract maintenance charge                               (2,835)           (7,260)         (11,185)
Transfers among the sub-accounts
     and with the Fixed Account - net                  5,475,300        17,867,145       26,030,568
                                                   -------------    --------------    -------------

Change in net assets resulting
     from capital transactions                        11,177,059        25,934,257       44,630,628
                                                   -------------    --------------    -------------

INCREASE (DECREASE) IN NET ASSETS                      9,531,076        26,649,787       36,800,746

NET ASSETS AT BEGINNING OF PERIOD                              -                 -                -
                                                   -------------    --------------    -------------

NET ASSETS AT END OF PERIOD                        $   9,531,076    $   26,649,787    $  36,800,746
                                                   =============    ==============    =============






(e) For the Period Beginning January 31, 2000 and Ended December 31, 2000





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------

                                                         Putnam Variable Trust Sub-Accounts
                                                   ----------------------------------------------

                                                      Growth &     International
                                                       Income          Growth          Voyager
                                                   --------------  --------------  --------------

                                                      2000 (e)        2000 (e)        2000 (e)
                                                   --------------  --------------  --------------
FROM OPERATIONS
Net investment income (loss)                        $    (33,291)   $   (111,928)   $   (143,762)
Net realized gains (losses)                               38,065        (349,687)       (196,561)
Change in unrealized gains (losses)                      359,797        (747,007)     (4,274,119)
                                                    ------------    ------------    ------------


Change in net assets resulting from operations           364,571      (1,208,622)     (4,614,442)
                                                    ------------    ------------    ------------

FROM CAPITAL TRANSACTIONS
Deposits                                               4,011,399      12,932,128      15,917,834
Benefit payments                                               -         (66,733)              -
Payments on termination                                 (197,399)       (422,871)       (633,137)
Contract maintenance charge                               (2,605)         (6,887)         (7,325)
Transfers among the sub-accounts
     and with the Fixed Account - net                  5,844,510      13,149,980      15,128,829
                                                    ------------    ------------    ------------

Change in net assets resulting
     from capital transactions                         9,655,905      25,585,617      30,406,201
                                                    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS                     10,020,476      24,376,995      25,791,759

NET ASSETS AT BEGINNING OF PERIOD                              -               -               -
                                                    ------------    ------------    ------------

NET ASSETS AT END OF PERIOD                         $ 10,020,476    $ 24,376,995    $ 25,791,759
                                                    ============    ============    ============


                                                          Morgan Stanley Dean Witter Variable
                                                    Investment Series (Class Y Shares) Sub-Accounts
                                                   -------------------------------------------------

                                                                                       Competitive
                                                      Aggressive         Capital          Edge,
                                                        Equity            Growth       "Best Ideas"
                                                   ----------------  --------------  ---------------

                                                       2000 (f)          2000 (f)        2000 (f)
                                                   ----------------  --------------  ---------------
FROM OPERATIONS
Net investment income (loss)                        $      (61,967)   $     36,680    $     (20,710)
Net realized gains (losses)                                  3,399         (18,546)          (8,768)
Change in unrealized gains (losses)                       (901,195)       (138,786)        (567,300)
                                                    --------------    ------------    -------------


Change in net assets resulting from operations            (959,763)       (120,652)        (596,778)
                                                    --------------    ------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                13,046,167       1,840,288        5,131,055
Benefit payments                                           (51,889)         (7,387)         (11,615)
Payments on termination                                    (57,611)        (35,472)         (10,508)
Contract maintenance charge                                 (2,890)           (763)          (1,010)
Transfers among the sub-accounts
     and with the Fixed Account - net                    1,373,681       1,850,273          153,878
                                                    --------------    ------------    -------------

Change in net assets resulting
     from capital transactions                          14,307,458       3,646,939        5,261,800
                                                    --------------    ------------    -------------

INCREASE (DECREASE) IN NET ASSETS                       13,347,695       3,526,287        4,665,022

NET ASSETS AT BEGINNING OF PERIOD                                -               -                -
                                                    --------------    ------------    -------------

NET ASSETS AT END OF PERIOD                         $   13,347,695    $  3,526,287    $   4,665,022
                                                    ==============    ============    =============








(e) For the Period Beginning January 31, 2000 and Ended December 31, 2000

(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                 Morgan Stanley Dean Witter Variable Investment Series (Class Y Shares) Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                               Global
                                                    Dividend                     European      Dividend        High        Income
                                                     Growth         Equity        Growth        Growth         Yield       Builder
                                                 -------------- ------------- -------------- ------------- ------------- -----------

                                                     2000 (f)       2000 (f)      2000 (f)       2000 (f)      2000 (f)     2000 (f)
                                                 -------------- ------------- -------------- ------------- ------------- -----------
FROM OPERATIONS
Net investment income (loss)                      $    417,941   $   495,028   $    166,035   $    11,063   $   169,524   $  14,866
Net realized gains (losses)                            (57,888)      (72,134)      (121,738)       (1,049)      (40,614)       (937)
Change in unrealized gains (losses)                  1,016,373    (2,722,264)      (246,794)       73,356      (737,879)      2,663
                                                  ------------   -----------   ------------   -----------   -----------   ---------


Change in net assets resulting from operations       1,376,426    (2,299,370)      (202,497)       83,370      (608,969)     16,592
                                                  ------------   -----------   ------------   -----------   -----------   ---------

FROM CAPITAL TRANSACTIONS
Deposits                                            17,370,177    31,964,349     10,744,322     2,118,591     2,468,796     914,037
Benefit payments                                       (11,393)      (37,877)       (68,776)            -             -           -
Payments on termination                               (110,205)     (193,229)       (74,892)      (27,365)       (9,079)     (2,112)
Contract maintenance charge                             (4,132)       (6,897)        (2,288)         (479)         (421)       (209)
Transfers among the sub-accounts
     and with the Fixed Account - net                  461,836     2,430,841        173,340        36,588        92,135      36,204
                                                  ------------   -----------   ------------   -----------   -----------   ---------

Change in net assets resulting
     from capital transactions                      17,706,283    34,157,187     10,771,706     2,127,335     2,551,431     947,920
                                                  ------------   -----------   ------------   -----------   -----------   ---------

INCREASE (DECREASE) IN NET ASSETS                   19,082,709    31,857,817     10,569,209     2,210,705     1,942,462     964,512

NET ASSETS AT BEGINNING OF PERIOD                            -             -              -             -             -           -
                                                  ------------   -----------   ------------   -----------   -----------   ---------

NET ASSETS AT END OF PERIOD                       $ 19,082,709   $31,857,817   $ 10,569,209   $ 2,210,705   $ 1,942,462   $ 964,512
                                                  ============   ===========   ============   ===========   ===========   =========







(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                 Morgan Stanley Dean Witter Variable Investment Series (Class Y Shares) Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                            Quality
                                                                   Money        Pacific      Income        S&P 500      Short-Term
                                                  Information      Market       Growth        Plus          Index          Bond
                                                 ------------- -------------- ----------- ------------- -------------- -------------

                                                    2000 (f)       2000 (f)     2000 (f)     2000 (f)      2000 (f)       2000 (f)
                                                 ------------- -------------- ----------- ------------- -------------- -------------
FROM OPERATIONS
Net investment income (loss)                      $    (2,841)  $    132,280   $  (3,834)  $    65,677   $    (45,839)  $    13,440
Net realized gains (losses)                                 8              -      (5,163)        2,019        (12,876)          234
Change in unrealized gains (losses)                  (109,760)             -    (197,092)       92,385     (1,094,586)        1,462
                                                  -----------   ------------   ---------   -----------   ------------   -----------


Change in net assets resulting from operations       (112,593)       132,280    (206,089)      160,081     (1,153,301)       15,136
                                                  -----------   ------------   ---------   -----------   ------------   -----------

FROM CAPITAL TRANSACTIONS
Deposits                                            2,037,542     20,255,548     921,823     4,616,633     13,059,493     1,236,517
Benefit payments                                            -              -           -             -        (72,473)            -
Payments on termination                                (1,735)      (225,866)       (359)      (18,951)       (76,724)       (3,902)
Contract maintenance charge                              (415)        (2,990)       (158)       (1,120)        (2,755)         (310)
Transfers among the sub-accounts
     and with the Fixed Account - net                  (8,210)    (6,349,118)     13,520       416,325        972,260       182,242
                                                  -----------   ------------   ---------   -----------   ------------   -----------

Change in net assets resulting
     from capital transactions                      2,027,182     13,677,574     934,826     5,012,887     13,879,801     1,414,547
                                                  -----------   ------------   ---------   -----------   ------------   -----------

INCREASE (DECREASE) IN NET ASSETS                   1,914,589     13,809,854     728,737     5,172,968     12,726,500     1,429,683

NET ASSETS AT BEGINNING OF PERIOD                           -              -           -             -              -             -
                                                  -----------   ------------   ---------   -----------   ------------   -----------

NET ASSETS AT END OF PERIOD                       $ 1,914,589   $ 13,809,854   $ 728,737   $ 5,172,968   $ 12,726,500   $ 1,429,683
                                                  ===========   ============   =========   ===========   ============   ===========






(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  Morgan Stanley Dean Witter
                                                  Variable Investment Series
                                                 (Class Y Shares) Sub-Accounts
                                                -------------------------------

                                                  Strategist        Utilities
                                                --------------   --------------

                                                   2000 (f)         2000 (f)
                                                --------------   --------------
FROM OPERATIONS
Net investment income (loss)                     $    365,823     $    129,808
Net realized gains (losses)                           (38,366)         (10,745)
Change in unrealized gains (losses)                  (773,273)        (202,629)
                                                 ------------     ------------


Change in net assets resulting from operations       (445,816)         (83,566)
                                                 ------------     ------------

FROM CAPITAL TRANSACTIONS
Deposits                                           22,556,091       18,280,101
Benefit payments                                       (7,531)          (7,416)
Payments on termination                               (87,319)         (88,324)
Contract maintenance charge                            (5,054)          (4,126)
Transfers among the sub-accounts
     and with the Fixed Account - net               1,333,694          960,476
                                                 ------------     ------------


Change in net assets resulting
     from capital transactions                     23,789,881       19,140,711
                                                 ------------     ------------


INCREASE (DECREASE) IN NET ASSETS                  23,344,065       19,057,145

NET ASSETS AT BEGINNING OF PERIOD                           -                -
                                                 ------------     ------------


NET ASSETS AT END OF PERIOD                      $ 23,344,065     $ 19,057,145
                                                 ============     ============




(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


1.   ORGANIZATION

     Northbrook Variable Annuity Account II (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Northbrook Life Insurance Company ("Northbrook Life"). The assets of the Account are legally segregated from those of Northbrook Life. Northbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     Northbrook Life issues five variable annuity contracts: the Morgan Stanley Dean Witter Variable Annuity II, the Morgan Stanley Dean Witter Variable Annuity II AssetManager, the Preferred Client Variable Annuity, the Morgan Stanley Dean Witter Variable Annuity 3, and the Morgan Stanley Dean Witter Variable Annuity 3 AssetManager (collectively the "Contracts"). The deposits of the Contracts are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Northbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

       MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
          Aggressive Equity                       Information
          Capital Growth                          Money Market
          Competitive Edge, "Best Ideas"          Pacific Growth
          Dividend Growth                         Quality Income Plus
          Equity                                  S&P 500 Index
          European Growth                         Short-Term Bond
          Global Dividend Growth                  Strategist
          High Yield                              Utilities
          Income Builder
       THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (PREVIOUSLY KNOWN AS MORGAN
          STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
          Emerging Markets Equity                 Mid Cap Value
          Equity Growth                           U.S. Real Estate
          International Magnum
       VAN KAMPEN LIFE INVESTMENT TRUST
          LIT Emerging Growth
       AIM VARIABLE INSURANCE FUNDS
          AIM V.I. Capital Appreciation           AIM V.I. Value
          AIM V.I. Growth
       ALLIANCE VARIABLE PRODUCT SERIES FUND
          Alliance Growth                         Alliance Premier Growth
          Alliance Growth & Income
       PUTNAM VARIABLE TRUST
          Growth & Income                         Voyager
          International Growth

--------------------------------------------------------------------------------


1.   ORGANIZATION (CONTINUED)

       MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES (CLASS Y SHARES)
          Aggressive Equity                       Information
          Capital Growth                          Money Market
          Competitive Edge, "Best Ideas"          Pacific Growth
          Dividend Growth                         Quality Income Plus
          Equity                                  S&P 500 Index
          European Growth                         Short-Term Bond
          Global Dividend Growth                  Strategist
          High Yield                              Utilities
          Income Builder

     Northbrook Life provides insurance and administrative services to the contractholders for a fee. Northbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Northbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Northbrook Life. Northbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

--------------------------------------------------------------------------------


3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Northbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily based on the average daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Northbrook Life guarantees that the amount of this charge will not increase over the life of the contract. At the contractholder's discretion, additional options may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Northbrook Life deducts an administrative expense charge daily at a rate equal to .10% per annum of the average daily net assets of the Contracts.

     CONTRACT MAINTENANCE CHARGE - Northbrook Life deducts an annual contract maintenance charge of $30 on each Morgan Stanley Dean Witter Variable Annuity II and $35 on each Morgan Stanley Dean Witter Variable Annuity II AssetManager, Morgan Stanley Dean Witter Variable Annuity 3, and Morgan Stanley Dean Witter Variable Annuity 3 AssetManager contract anniversary and guarantees that this charge will not increase over the life of the contract. If certain conditions are met, this charge will be waived for Morgan Stanley Dean Witter Variable Annuity II AssetManager, Morgan Stanley Dean Witter Variable Annuity 3, and Morgan Stanley Dean Witter Variable Annuity 3 AssetManager contracts.

4.  UNITS ISSUED AND REDEEMED

    (Units in whole amounts)


                                                                    Morgan Stanley Dean Witter Variable Annuity II
                                                       ---------------------------------------------------------------------

                                                                                         Unit activity during 2000:
                                                                                --------------------------------------------

                                                         Units Outstanding          Units          Units   Units Outstanding
                                                         December 31, 1999          Issued       Redeemed  December 31, 2000
                                                       -------------------      ------------  ------------ -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                924,675         6,341,267    (4,164,785)       3,101,157
  Capital Growth                                                 3,251,167         1,049,440    (1,279,525)       3,021,082
  Competitive Edge, "Best Ideas"                                 1,766,647         1,564,045      (924,813)       2,405,879
  Dividend Growth                                               31,771,950         2,953,392   (12,277,622)      22,447,720
  Equity                                                        13,033,466         2,612,030    (3,382,699)      12,262,797
  European Growth                                                7,442,535         4,593,090    (5,728,147)       6,307,478
  Global Dividend Growth                                        15,377,323         1,179,563    (5,492,334)      11,064,552
  High Yield                                                     6,186,696         1,271,037    (3,345,585)       4,112,148
  Income Builder                                                 2,557,977           700,855    (1,390,310)       1,868,522
  Information                                                            -            91,116       (27,576)          63,540
  Money Market                                                  17,541,394        77,631,812   (82,072,695)      13,100,511
  Pacific Growth                                                 7,412,176        31,249,411   (32,944,342)       5,717,245
  Quality Income Plus                                           16,872,144         2,640,795    (6,588,948)      12,923,991
  S&P 500 Index                                                  4,729,418         3,252,229    (2,296,188)       5,685,459
  Short-Term Bond                                                  127,159           372,957      (252,926)         247,190
  Strategist                                                    13,273,409         1,527,664    (3,280,494)      11,520,579
  Utilities                                                     11,688,649         1,316,557    (3,115,661)       9,889,545

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                          609,573        16,737,934   (16,850,589)         496,918
  Equity Growth                                                  1,653,843         2,769,272    (1,838,283)       2,584,832
  International Magnum                                             281,569         5,407,715    (5,167,722)         521,562
  Mid Cap Value                                                          -         1,743,809    (1,613,795)         130,014
  U.S. Real Estate                                                 230,000         4,268,590    (3,989,429)         509,161

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                            1,761,875         5,314,069    (3,678,654)       3,397,290

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                          -         1,741,481    (1,410,724)         330,757
  AIM V.I. Growth                                                        -         1,133,808      (934,691)         199,117
  AIM V.I. Value                                                         -         2,296,760    (1,638,647)         658,113

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                        -           736,739      (479,977)         256,762
  Alliance Growth & Income                                               -         1,890,009    (1,179,222)         710,787
  Alliance Premier Growth                                                -         1,564,834      (474,431)       1,090,403

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                        -         2,025,969    (1,731,711)         294,258
  International Growth                                                   -         4,794,979    (4,217,824)         577,155
  Voyager                                                                -         1,159,172      (564,466)         594,706



                                                                  Accumulated
                                                                  Unit Value
                                                               December 31, 2000
                                                               -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                     $  14.04
  Capital Growth                                                           31.30
  Competitive Edge, "Best Ideas"                                            9.93
  Dividend Growth                                                          36.76
  Equity                                                                   67.70
  European Growth                                                          40.73
  Global Dividend Growth                                                   18.49
  High Yield                                                               16.06
  Income Builder                                                           12.85
  Information                                                               9.29
  Money Market                                                             14.08
  Pacific Growth                                                            5.76
  Quality Income Plus                                                      19.95
  S&P 500 Index                                                            11.80
  Short-Term Bond                                                          10.51
  Strategist                                                               31.23
  Utilities                                                                33.42

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                   8.22
  Equity Growth                                                            12.11
  International Magnum                                                     10.45
  Mid Cap Value                                                            10.24
  U.S. Real Estate                                                         11.23

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                      21.45

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                             8.32
  AIM V.I. Growth                                                           7.34
  AIM V.I. Value                                                            8.00

Investments in the Alliance Variable Product Series Fund
  Sub-Accounts:
  Alliance Growth                                                           8.14
  Alliance Growth & Income                                                 10.76
  Alliance Premier Growth                                                   7.86

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                          10.80
  International Growth                                                      9.08
  Voyager                                                                   8.13



Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                                  Morgan Stanley Dean Witter Variable Annuity II with Longevity Reward Rider
                                                  --------------------------------------------------------------------------

                                                                                           Unit activity during 2000:
                                                                                    ----------------------------------------

                                                             Units Outstanding        Units       Units    Units Outstanding
                                                            December 31, 1999        Issued      Redeemed  December 31, 2000
                                                            ------------------      --------    ---------- -----------------

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                          -        92,041       (19,621)           72,420
  Capital Growth                                                             -       153,394       (13,781)          139,613
  Competitive Edge, "Best Ideas"                                             -        37,003          (110)           36,893
  Dividend Growth                                                            -     1,089,897       (93,278)          996,619
  Equity                                                                     -     1,328,473       (39,392)        1,289,081
  European Growth                                                            -       456,654       (22,360)          434,294
  Global Dividend Growth                                                     -       267,973       (47,593)          220,380
  High Yield                                                                 -       105,732       (11,417)           94,315
  Income Builder                                                             -        12,953        (3,403)            9,550
  Money Market                                                               -       275,657       (90,315)          185,342
  Pacific Growth                                                             -        64,420       (21,942)           42,478
  Quality Income Plus                                                        -       391,866       (17,793)          374,073
  S&P 500 Index                                                              -        73,288        (2,662)           70,626
  Strategist                                                                 -     1,094,172       (84,319)        1,009,853
  Utilities                                                                  -       810,548       (29,532)          781,016

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                    -         4,827             -             4,827
  Equity Growth                                                              -        19,684        (3,668)           16,016
  International Magnum                                                       -         1,690             -             1,690
  Mid Cap Value                                                              -         2,770           (35)            2,735
  U.S. Real Estate                                                           -        10,052          (711)            9,341

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                        -       115,897       (20,193)           95,704

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                              -        18,081            (5)           18,076
  AIM V.I. Growth                                                            -        37,734        (4,285)           33,449
  AIM V.I. Value                                                             -        36,117        (2,925)           33,192

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                            -        18,304           (33)           18,271
  Alliance Growth & Income                                                   -         6,267             -             6,267
  Alliance Premier Growth                                                    -        14,145            (7)           14,138

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                            -            84            (5)               79
  International Growth                                                       -        24,612             -            24,612
  Voyager                                                                    -        27,825        (2,363)           25,462


                                                                     Accumulated
                                                                       Unit Value
                                                                   December 31, 2000
                                                                   -----------------

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                          $  9.69
  Capital Growth                                                                9.72
  Competitive Edge, "Best Ideas"                                                8.43
  Dividend Growth                                                              10.70
  Equity                                                                        9.54
  European Growth                                                               9.21
  Global Dividend Growth                                                        9.95
  High Yield                                                                    6.96
  Income Builder                                                               10.05
  Money Market                                                                 10.28
  Pacific Growth                                                                7.28
  Quality Income Plus                                                          10.77
  S&P 500 Index                                                                 8.97
  Strategist                                                                    9.94
  Utilities                                                                    10.14

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                       6.39
  Equity Growth                                                                 8.34
  International Magnum                                                          9.06
  Mid Cap Value                                                                10.24
  U.S. Real Estate                                                             11.51

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                           8.13

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                 8.29
  AIM V.I. Growth                                                               7.40
  AIM V.I. Value                                                                8.32

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                               8.00
  Alliance Growth & Income                                                     10.25
  Alliance Premier Growth                                                       7.98

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                              10.57
  International Growth                                                          9.02
  Voyager                                                                       8.12

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

  (Units in whole amounts)

                                Morgan Stanley Dean Witter Variable Annuity II with Longevity Reward Rider and Enhanced
                             Death Benefit Option, Performance Death Benefit Option or Performance Income Benefit Option
                             -------------------------------------------------------------------------------------------

                                                                                         Unit activity during 2000:
                                                                                    -------------------------------------

                                                                Units Outstanding    Units    Units     Units Outstanding
                                                                December 31, 1999    Issued  Redeemed   December 31, 2000
                                                               -------------------  -------- ---------- -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                              -    45,427   (13,089)            32,338
  Capital Growth                                                                 -    24,368         -             24,368
  Competitive Edge, "Best Ideas"                                                 -     5,747        (1)             5,746
  Dividend Growth                                                                -   291,638   (17,484)           274,154
  Equity                                                                         -   355,627   (32,484)           323,143
  European Growth                                                                -   121,384    (3,045)           118,339
  Global Dividend Growth                                                         -   101,777    (5,960)            95,817
  High Yield                                                                     -    29,698    (5,190)            24,508
  Income Builder                                                                 -     1,972        (6)             1,966
  Money Market                                                                   -    95,063   (87,020)             8,043
  Pacific Growth                                                                 -     9,443      (366)             9,077
  Quality Income Plus                                                            -   115,005    (6,506)           108,499
  S&P 500 Index                                                                  -    41,078       (21)            41,057
  Strategist                                                                     -   331,663    (5,009)           326,654
  Utilities                                                                      -   228,033    (1,722)           226,311

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                        -        12         -                 12
  Equity Growth                                                                  -    29,047   (11,559)            17,488
  International Magnum                                                           -     5,300    (1,628)             3,672
  U.S. Real Estate                                                               -       458        (6)               452

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                            -    56,049    (6,526)            49,523

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                  -     4,938        (1)             4,937
  AIM V.I. Growth                                                                -     5,870        (1)             5,869

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                -     6,858        (1)             6,857
  Alliance Growth & Income                                                       -    10,486         -             10,486
  Alliance Premier Growth                                                        -     5,141        (2)             5,139

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                -     5,419         -              5,419
  International Growth                                                           -     3,997         -              3,997
  Voyager                                                                        -     3,406        (2)             3,404


                                                                             Accumulated
                                                                             Unit Value
                                                                          December 31, 2000
                                                                          -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                                 $  9.69
  Capital Growth                                                                       9.71
  Competitive Edge, "Best Ideas"                                                       8.43
  Dividend Growth                                                                     10.69
  Equity                                                                               9.54
  European Growth                                                                      9.20
  Global Dividend Growth                                                               9.94
  High Yield                                                                           6.95
  Income Builder                                                                      10.04
  Money Market                                                                        10.27
  Pacific Growth                                                                       7.27
  Quality Income Plus                                                                 10.77
  S&P 500 Index                                                                        8.96
  Strategist                                                                           9.93
  Utilities                                                                           10.13

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                              6.38
  Equity Growth                                                                        8.33
  International Magnum                                                                 9.05
  U.S. Real Estate                                                                    11.50

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                                  8.13

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                        8.28
  AIM V.I. Growth                                                                      7.40

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                      8.00
  Alliance Growth & Income                                                            10.24
  Alliance Premier Growth                                                              7.98

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                     10.56
  International Growth                                                                 9.01
  Voyager                                                                              8.11

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

  (Units in whole amounts)


                                                 Morgan Stanley Dean Witter Variable Annuity II with Enhanced Death Benefit Option,
                                                        Performance Death Benefit Option or Performance Income Benefit Option
                                                -----------------------------------------------------------------------------------

                                                                                                 Unit activity during 2000:
                                                                                        --------------------------------------------

                                                             Units Outstanding              Units        Units     Units Outstanding
                                                             December 31, 1999             Issued      Redeemed    December 31, 2000
                                                           -------------------          -----------   ------------ -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                  1,122,012            3,803,892       (912,137)       4,013,767
  Capital Growth                                                     1,636,053              694,543       (448,216)       1,882,380
  Competitive Edge, "Best Ideas"                                     2,481,411            1,139,678       (642,496)       2,978,593
  Dividend Growth                                                   20,053,835            1,948,755     (7,371,661)      14,630,929
  Equity                                                            10,374,793            2,343,359     (2,142,932)      10,575,220
  European Growth                                                    4,444,148            2,794,872     (2,937,427)       4,301,593
  Global Dividend Growth                                             8,775,455              723,111     (2,588,881)       6,909,685
  High Yield                                                         4,203,079              586,990     (1,940,134)       2,849,935
  Income Builder                                                     3,113,231              150,686     (1,034,507)       2,229,410
  Information                                                                -              120,446         (8,160)         112,286
  Money Market                                                      10,276,270           36,502,067    (38,497,409)       8,280,928
  Pacific Growth                                                     4,058,485           27,612,644    (28,279,905)       3,391,224
  Quality Income Plus                                                5,167,349              869,181     (1,594,859)       4,441,671
  S&P 500 Index                                                      6,209,831            3,140,780     (1,814,805)       7,535,806
  Short--Term Bond                                                     121,549              310,081       (187,647)         243,983
  Strategist                                                         6,559,093            1,350,609     (1,189,912)       6,719,790
  Utilities                                                          4,016,659              939,883       (780,555)       4,175,987

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                              689,216            1,362,196     (1,166,683)         884,729
  Equity Growth                                                      2,952,648            2,752,957     (1,503,676)       4,201,929
  International Magnum                                                 416,818              491,043       (194,122)         713,739
  Mid Cap Value                                                              -              133,783        (14,692)         119,091
  U.S. Real Estate                                                     194,964              474,767       (142,836)         526,895

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                2,522,689            5,349,894     (2,468,519)       5,404,064

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                              -              530,729       (127,710)         403,019
  AIM V.I. Growth                                                            -              262,938        (40,849)         222,089
  AIM V.I. Value                                                             -              984,704       (116,938)         867,766

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                            -              291,472        (38,453)         253,019
  Alliance Growth & Income                                                   -              915,704       (159,048)         756,656
  Alliance Premier Growth                                                    -            1,468,491        (98,297)       1,370,194

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                            -              220,718              -         220,718
  International Growth                                                       -              620,887        (58,420)        562,467
Voyager                                                                      -              912,659       (125,900)        786,759


                                                                         Accumulated
                                                                          Unit Value
                                                                     December 31, 2000
                                                                     -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                           $  14.01
  Capital Growth                                                                 31.09
  Competitive Edge, "Best Ideas"                                                  9.89
  Dividend Growth                                                                36.52
  Equity                                                                         67.25
  European Growth                                                                40.46
  Global Dividend Growth                                                         18.37
  High Yield                                                                     15.95
  Income Builder                                                                 12.78
  Information                                                                     9.29
  Money Market                                                                   13.99
  Pacific Growth                                                                  5.72
  Quality Income Plus                                                            19.82
  S&P 500 Index                                                                  11.76
  Short--Term Bond                                                               10.49
  Strategist                                                                     31.02
  Utilities                                                                      33.19

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                         8.19
  Equity Growth                                                                  12.06
  International Magnum                                                           10.41
  Mid Cap Value                                                                  10.23
  U.S. Real Estate                                                               11.20

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                            21.37

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                   8.32
  AIM V.I. Growth                                                                 7.34
  AIM V.I. Value                                                                  7.99

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                 8.14
  Alliance Growth & Income                                                       10.75
  Alliance Premier Growth                                                         7.85

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                 10.79
  International Growth                                                             9.08
  Voyager                                                                          8.12

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

  (Units in whole amounts)

                                                    Morgan Stanley Dean Witter Variable Annuity II with Longevity Reward Rider and
                                                      Performance Benefit Combination Option or Death Benefit Combination Option
                                                    ------------------------------------------------------------------------------

                                                                                                 Unit activity during 2000:
                                                                                           --------------------------------------

                                                                 Units Outstanding           Units    Units     Units Outstanding
                                                                 December 31, 1999          Issued  Redeemed    December 31, 2000
                                                                -------------------        -------  --------    -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                               -          3,933     (143)                3,790
  Capital Growth                                                                  -          1,919     (345)                1,574
  Dividend Growth                                                                 -         52,339   (2,086)               50,253
  Equity                                                                          -         56,197     (684)               55,513
  European Growth                                                                 -         25,192   (1,738)               23,454
  Global Dividend Growth                                                          -         16,360   (2,411)               13,949
  High Yield                                                                      -          4,694      (15)                4,679
  Money Market                                                                    -          2,561     (439)                2,122
  Pacific Growth                                                                  -          1,279     (628)                  651
  Quality Income Plus                                                             -          9,270     (201)                9,069
  S&P 500 Index                                                                   -          9,550       (5)                9,545
  Strategist                                                                      -         55,837   (3,590)               52,247
  Utilities                                                                       -         30,894     (368)               30,526

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                                   -         12,028      (92)               11,936
  International Magnum                                                            -          1,098        -                 1,098
  Mid Cap Value                                                                   -            361        -                   361

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                             -         14,769     (100)               14,669

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Value                                                                  -            101        -                   101

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Premier Growth                                                         -          1,955       (1)                1,954
Investments in the Putnam Variable Trust Sub-Accounts:
  Voyager                                                                         -            482        -                   482



                                                                                 Accumulated
                                                                                  Unit Value
                                                                                December 31, 2000
                                                                                -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                                       $  9.68
  Capital Growth                                                                             9.71
  Dividend Growth                                                                           10.69
  Equity                                                                                     9.53
  European Growth                                                                            9.20
  Global Dividend Growth                                                                     9.94
  High Yield                                                                                 6.95
  Money Market                                                                              10.27
  Pacific Growth                                                                             7.27
  Quality Income Plus                                                                       10.76
  S&P 500 Index                                                                              8.96
  Strategist                                                                                 9.93
  Utilities                                                                                 10.13

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                                              8.33
  International Magnum                                                                       9.04
  Mid Cap Value                                                                             10.22

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                                        8.12

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Value                                                                             8.31

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Premier Growth                                                                    7.97
Investments in the Putnam Variable Trust Sub-Accounts:
  Voyager                                                                                    8.11

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

  (Units in whole amounts)


                                        Morgan Stanley Dean Witter Variable Annuity II with Death Benefit Combination Option or
                                                                     Performance Benefit Combination Option
                                        ---------------------------------------------------------------------------------------

                                                                                           Unit activity during 2000:
                                                                                  --------------------------------------------

                                                          Units Outstanding         Units         Units      Units Outstanding
                                                          December 31, 1999         Issued       Redeemed    December 31, 2000
                                                          -----------------       ----------     ---------   -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                 458,487        1,621,998      (329,064)          1,751,421
  Capital Growth                                                    128,657          234,510       (50,275)            312,892
  Competitive Edge, "Best Ideas"                                    489,657          446,713      (125,833)            810,537
  Dividend Growth                                                 1,434,477          736,620      (682,198)          1,488,899
  Equity                                                            950,293          715,671      (269,166)          1,396,798
  European Growth                                                   392,050          373,168      (130,075)            635,143
  Global Dividend Growth                                            488,336          303,250      (180,211)            611,375
  High Yield                                                        290,136          144,534      (163,230)            271,440
  Income Builder                                                    270,771           87,029      (129,242)            228,558
  Information                                                             -           36,992           (21)             36,971
  Money Market                                                    1,263,421        3,903,594    (4,081,597)          1,085,418
  Pacific Growth                                                    390,608          716,997      (533,639)            573,966
  Quality Income Plus                                               328,139          198,858      (138,552)            388,445
  S&P 500 Index                                                   1,877,442        1,367,163      (623,521)          2,621,084
  Short--Term Bond                                                   34,942           67,468       (33,811)             68,599
  Strategist                                                      1,004,838          577,758      (247,702)          1,334,894
  Utilities                                                         340,744          322,154      (104,032)            558,866

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                           210,592          439,572      (200,659)            449,505
  Equity Growth                                                     495,861          578,929      (158,881)            915,909
  International Magnum                                              172,588          241,300       (54,679)            359,209
  Mid Cap Value                                                           -           70,125        (2,321)             67,804
  U.S. Real Estate                                                   93,827          100,877       (29,697)            165,007

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                               818,855        1,726,136      (386,499)          2,158,492

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                           -          267,819       (15,096)            252,723
  AIM V.I. Growth                                                         -          117,145        (4,520)            112,625
  AIM V.I. Value                                                          -          543,811       (33,365)            510,446

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                         -          152,519        (7,384)            145,135
  Alliance Growth & Income                                                -          282,835             -             282,835
  Alliance Premier Growth                                                 -          528,775       (23,450)            505,325

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                         -           86,919             -              86,919
  International Growth                                                    -          446,227       (16,182)            430,045
  Voyager                                                                 -          403,670       (42,449)            361,221

                                                                                 Accumulated
                                                                                 Unit Value
                                                                              December 31, 2000
                                                                              -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                                    $  13.98
  Capital Growth                                                                          30.57
  Competitive Edge, "Best Ideas"                                                           9.86
  Dividend Growth                                                                         35.88
  Equity                                                                                  66.07
  European Growth                                                                         39.79
  Global Dividend Growth                                                                  18.19
  High Yield                                                                              15.66
  Income Builder                                                                          12.72
  Information                                                                              9.29
  Money Market                                                                            13.74
  Pacific Growth                                                                           5.67
  Quality Income Plus                                                                     19.47
  S&P 500 Index                                                                           11.73
  Short--Term Bond                                                                        10.47
  Strategist                                                                              30.47
  Utilities                                                                               32.61

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                                  8.17
  Equity Growth                                                                           12.02
  International Magnum                                                                    10.38
  Mid Cap Value                                                                           10.23
  U.S. Real Estate                                                                        11.16

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                                     21.30

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                            8.31
  AIM V.I. Growth                                                                          7.33
  AIM V.I. Value                                                                           7.99

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                          8.13
  Alliance Growth & Income                                                                10.75
  Alliance Premier Growth                                                                  7.85

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                         10.78
  International Growth                                                                     9.07
  Voyager                                                                                  8.11


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

  (Units in whole amounts)

                                                    Morgan Stanley Dean Witter Variable Annuity II with Longevity Reward Rider,
                                                    Enhanced Earnings Death Benefit and Enhanced Death Benefit Option,
                                                    Performance Income Benefit Option or Performance Death Benefit Option
                                                    ---------------------------------------------------------------------------

                                                                                             Unit activity during 2000:
                                                                                      -----------------------------------------

                                                       Units Outstanding               Units     Units       Units Outstanding
                                                       December 31, 1999              Issued    Redeemed     December 31, 2000
                                                      -------------------             -------  ----------    ------------------

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                       -              18,163          (4)              18,159
  Equity                                                                -              31,703           -               31,703
  European Growth                                                       -              23,608           -               23,608
  Global Dividend Growth                                                -              11,559           -               11,559
  High Yield                                                            -               5,111          (1)               5,110
  Strategist                                                            -              20,036          (5)              20,031


                                                                           Accumulated
                                                                           Unit Value
                                                                        December 31, 2000
                                                                        -----------------

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                                $  10.50
  Equity                                                                            10.13
  European Growth                                                                   10.40
  Global Dividend Growth                                                            10.32
  High Yield                                                                         9.54
  Strategist                                                                        10.07

Units relating to accrued contract maintenance charges are included in units redeemed.

   (Units in whole amounts)


                                Morgan Stanley Dean Witter Variable Annuity II with Enhanced Earnings Death Benefit and Enhanced
                                    Death Benefit Option, Performance Income Benefit Option or Performance Death Benefit Option
                                ------------------------------------------------------------------------------------------------

                                                                                                      Unit activity during 2000:
                                                                                         ---------------------------------------

                                                                   Units Outstanding       Units                       Units
                                                                   December 31, 1999       Issued                    Redeemed
                                                                  -------------------    ------------              -------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                                  -           24,796                   (19,608)
  Equity                                                                           -           36,047                   (31,693)
  Global Dividend Growth                                                           -           12,606                   (11,546)
  High Yield                                                                       -            7,164                    (5,111)
  Income Builder                                                                   -            9,383                       (10)
  Quality Income Plus                                                              -           14,091                        (7)
  Strategist                                                                       -           31,311                   (20,039)
  Utilities                                                                        -            6,967                        (2)

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                                    -            1,183                         -
  U.S. Real Estate                                                                 -            5,552                       (47)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                              -              463                         -

                                                        Unit activity during 2000:
                                                        --------------------------

                                                                                                Accumulated
                                                                 Units Outstanding              Unit Value
                                                                 December 31, 2000            December 31, 2000
                                                                 -----------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                            5,188            $           10.50
  Equity                                                                     4,354                        10.13
  Global Dividend Growth                                                     1,060                        10.32
  High Yield                                                                 2,053                         9.54
  Income Builder                                                             9,373                        10.28
  Quality Income Plus                                                       14,084                        10.02
  Strategist                                                                11,272                        10.07
  Utilities                                                                  6,965                        10.14

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                              1,183                         9.83
  U.S. Real Estate                                                           5,505                        10.03

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                          463                         9.84



Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

   (Units in whole amounts)

                                                                 Morgan Stanley Dean Witter Variable Annuity II with
                                                     Longevity Reward Rider, Enhanced Earnings Death Benefit, and Income and Death
                                                     Benefit Combination Rider II, Death Benefit Combination Option, or Performance
                                                                                Combination Benefit Option
                                                     -----------------------------------------------------------------------------

                                                                                                        Unit activity during 2000:
                                                                                            --------------------------------------

                                                                   Units Outstanding           Units                     Units
                                                                   December 31, 1999           Issued                  Redeemed
                                                                  -------------------       ------------             -------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                                  -             11,927                        (3)
  Equity                                                                           -              3,680                         -
  European Growth                                                                  -              9,466                         -
  Global Dividend Growth                                                           -              8,932                         -
  High Yield                                                                       -              3,187                         -
  Income Builder                                                                   -              3,463                        (3)
  Pacific Growth                                                                   -                348                         -
  Strategist                                                                       -              1,637                        (1)
  Utilities                                                                        -              1,819                        (1)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                              -              3,527                         -

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Premier Growth                                                          -                576                         -

                                                        Unit activity during 2000:
                                                        --------------------------

                                                                                               Accumulated
                                                                 Units Outstanding            Unit Value
                                                                 December 31, 2000          December 31, 2000
                                                                 -----------------          -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                         11,924            $           10.49
  Equity                                                                   3,680                        10.13
  European Growth                                                          9,466                        10.40
  Global Dividend Growth                                                   8,932                        10.32
  High Yield                                                               3,187                         9.54
  Income Builder                                                           3,460                        10.28
  Pacific Growth                                                             348                         9.50
  Strategist                                                               1,636                        10.07
  Utilities                                                                1,818                        10.14

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                      3,527                         9.84

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Premier Growth                                                    576                         9.81


Units relating to accrued contract maintenance charges are included in units redeemed.

   (Units in whole amounts)


                               Morgan Stanley Dean Witter Variable Annuity II with Income and Death Benefit Combination Rider II
                               -------------------------------------------------------------------------------------------------

                                                                                                      Unit activity during 2000:
                                                                                          --------------------------------------

                                                                   Units Outstanding         Units                      Units
                                                                   December 31, 1999         Issued                   Redeemed
                                                                  -------------------     ------------              ------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                                -            2,136                        (1)
  Capital Growth                                                                   -              280                         -
  Dividend Growth                                                                  -           17,415                        (4)
  Equity                                                                           -           45,152                      (309)
  European Growth                                                                  -            8,533                         -
  Global Dividend Growth                                                           -            5,147                         -
  High Yield                                                                       -            3,235                        (1)
  Money Market                                                                     -            4,301                      (112)
  Quality Income Plus                                                              -            6,006                        (3)
  S&P 500 Index                                                                    -           19,737                        (9)
  Strategist                                                                       -              314                         -
  Utilities                                                                        -            1,268                         -

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                                    -              721                         -

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                              -            6,591                         -

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Premier Growth                                                          -              661                         -

                                                        Unit activity during 2000:
                                                        --------------------------

                                                                                                 Accumulated
                                                                 Units Outstanding                Unit Value
                                                                 December 31, 2000            December 31, 2000
                                                                 -----------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                          2,135            $            9.21
  Capital Growth                                                               280                         9.87
  Dividend Growth                                                           17,411                        10.42
  Equity                                                                    44,843                         9.27
  European Growth                                                            8,533                        10.33
  Global Dividend Growth                                                     5,147                        10.28
  High Yield                                                                 3,234                         8.36
  Money Market                                                               4,189                        10.07
  Quality Income Plus                                                        6,003                        10.40
  S&P 500 Index                                                             19,728                         9.21
  Strategist                                                                   314                         9.57
  Utilities                                                                  1,268                        10.02

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                                721                         8.58

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                        6,591                         8.11

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Premier Growth                                                      661                         8.83

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                            Morgan Stanley Dean Witter Variable Annuity II with Enhanced Earnings Death Benefit and Income and Death Benefit Combination Rider II
                                            -----------------------------------------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                          -------------------------------------

                                                              Units Outstanding              Units                     Units
                                                              December 31, 1999              Issued                  Redeemed
                                                             -------------------          ------------             ------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                             -                 3,475                         -
  High Yield                                                                  -                    98                         -
  Quality Income Plus                                                         -                 2,757                        (2)
  Strategist                                                                  -                 3,348                        (1)
  Utilities                                                                   -                 6,317                        (2)

                                                    Unit activity during 2000:
                                                    --------------------------

                                                                                          Accumulated
                                                             Units Outstanding            Unit Value
                                                             December 31, 2000          December 31, 2000
                                                             -----------------          -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                      3,475            $           10.49
  High Yield                                                              98                         9.54
  Quality Income Plus                                                  2,755                        10.02
  Strategist                                                           3,347                        10.07
  Utilities                                                            6,315                        10.14


Units relating to accrued contract maintenance charges are included in units redeemed.

    (Units in whole amounts)


                                                                     Morgan Stanley Dean Witter Variable Annuity II AssetManager
                                                                     -----------------------------------------------------------

                                                                                                      Unit activity during 2000:
                                                                                               ---------------------------------

                                                                   Units Outstanding              Units                 Units
                                                                   December 31, 1999              Issued              Redeemed
                                                                  -------------------          ------------         ------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                           11,455               103,217               (16,122)
  Capital Growth                                                              27,471                47,495               (10,495)
  Competitive Edge, "Best Ideas"                                              59,367               110,705               (32,272)
  Dividend Growth                                                            441,792               330,306              (185,441)
  Equity                                                                     277,235               344,474               (86,840)
  European Growth                                                             84,846               107,925               (30,211)
  Global Dividend Growth                                                      80,482                30,782               (31,269)
  High Yield                                                                 183,538                78,174              (136,802)
  Income Builder                                                              38,046                17,953                (9,138)
  Information                                                                      -                54,117                   (12)
  Money Market                                                               326,539               430,710              (489,481)
  Pacific Growth                                                              16,849                18,340                (9,205)
  Quality Income Plus                                                        353,126               179,209               (99,929)
  S&P 500 Index                                                              167,065               211,991               (51,034)
  Short-Term Bond                                                             11,170                11,617               (14,019)
  Strategist                                                                 198,638               176,730               (50,650)
  Utilities                                                                  137,439               140,984               (41,304)

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                      8,933                27,024                (7,572)
  Equity Growth                                                               48,641                82,939                (8,543)
  International Magnum                                                        25,209                50,764                (7,809)
  U.S. Real Estate                                                            13,344                19,112                (4,669)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                         90,139               181,308               (26,098)


                                                       Unit activity during 2000:
                                                       --------------------------

                                                                                                Accumulated
                                                                Units Outstanding               Unit Value
                                                                December 31, 2000            December 31, 2000
                                                                -----------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                        98,550            $           13.98
  Capital Growth                                                           64,471                        12.70
  Competitive Edge, "Best Ideas"                                          137,800                         9.72
  Dividend Growth                                                         586,657                        10.06
  Equity                                                                  534,869                        13.83
  European Growth                                                         162,560                        10.72
  Global Dividend Growth                                                   79,995                        10.71
  High Yield                                                              124,910                         5.74
  Income Builder                                                           46,861                        10.06
  Information                                                              54,105                         9.29
  Money Market                                                            267,768                        10.93
  Pacific Growth                                                           25,984                        11.77
  Quality Income Plus                                                     432,406                        10.67
  S&P 500 Index                                                           328,022                        10.96
  Short-Term Bond                                                           8,768                        10.47
  Strategist                                                              324,718                        11.95
  Utilities                                                               237,119                        12.27

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                  28,385                         9.36
  Equity Growth                                                           123,037                        11.78
  International Magnum                                                     68,164                         9.31
  U.S. Real Estate                                                         27,787                        11.25

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                     245,349                        18.70



Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                   Morgan Stanley Dean Witter Variable Annuity II AssetManager with Enhanced Death Benefit Option,
                                              Performance Death Benefit Option or Performance Income Benefit Option
                                   -----------------------------------------------------------------------------------------------

                                                                                                        Unit activity during 2000:
                                                                                                ----------------------------------

                                                                Units Outstanding                  Units                 Units
                                                                December 31, 1999                  Issued              Redeemed
                                                               -------------------              ------------         -------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                        40,515                   160,807               (31,530)
  Capital Growth                                                           30,798                    63,396               (22,568)
  Competitive Edge, Best Ideas                                             72,820                   141,468               (27,304)
  Dividend Growth                                                         662,841                   283,180              (269,991)
  Equity                                                                  471,331                   374,551              (126,474)
  European Growth                                                         194,903                 1,330,291            (1,213,378)
  Global Dividend Growth                                                  128,434                    53,084               (29,521)
  High Yield                                                              123,235                    72,395               (98,477)
  Income Builder                                                           52,500                    19,066               (27,211)
  Money Market                                                            436,501                 5,219,455            (5,148,551)
  Pacific Growth                                                           38,449                 2,310,180            (2,295,476)
  Quality Income Plus                                                     249,824                   104,021              (112,968)
  S&P 500 Index                                                           349,707                   226,980              (115,013)
  Short-Term Bond                                                          11,485                     9,657                (3,780)
  Strategist                                                              162,824                   147,664               (54,697)
  Utilities                                                               165,102                    90,031               (36,026)

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                  16,698                    14,266                (7,719)
  Equity Growth                                                           104,259                    98,166               (42,010)
  International Magnum                                                     30,807                    38,686               (14,106)
  U.S. Real Estate                                                         33,042                    14,335               (10,774)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                     108,684                   421,544              (314,354)

                                                     Unit activity during 2000:
                                                     --------------------------

                                                                                               Accumulated
                                                              Units Outstanding               Unit Value
                                                              December 31, 2000            December 31, 2000
                                                             ------------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                     169,792            $           13.95
  Capital Growth                                                         71,626                        12.66
  Competitive Edge, Best Ideas                                          186,984                         9.69
  Dividend Growth                                                       676,030                        10.03
  Equity                                                                719,408                        13.79
  European Growth                                                       311,816                        10.69
  Global Dividend Growth                                                151,997                        10.67
  High Yield                                                             97,153                         5.73
  Income Builder                                                         44,355                        10.03
  Money Market                                                          507,405                        10.90
  Pacific Growth                                                         53,153                        11.73
  Quality Income Plus                                                   240,877                        10.63
  S&P 500 Index                                                         461,674                        10.92
  Short-Term Bond                                                        17,362                        10.45
  Strategist                                                            255,791                        11.91
  Utilities                                                             219,107                        12.23

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                23,245                         9.33
  Equity Growth                                                         160,415                        11.75
  International Magnum                                                   55,387                         9.28
  U.S. Real Estate                                                       36,603                        11.21

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                   215,874                        18.64


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

   (Units in whole amounts)


                                                            Morgan Stanley Dean Witter Variable Annuity II AssetManager with
                                                       Performance Benefit Combination Option or Death Benefit Combination Option
                                                       --------------------------------------------------------------------------

                                                                                                       Unit activity during 2000:
                                                                                               ----------------------------------

                                                                  Units Outstanding             Units                    Units
                                                                  December 31, 1999             Issued                 Redeemed
                                                                 ------------------           ------------          -------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                          44,292                261,031                (36,377)
  Capital Growth                                                             27,483                112,149                (11,989)
  Competitive Edge, Best Ideas                                               23,894                121,152                (13,304)
  Dividend Growth                                                           256,374                398,660               (136,020)
  Equity                                                                    323,544                438,050               (112,197)
  European Growth                                                            75,890                234,683                (20,639)
  Global Dividend Growth                                                     62,965                 43,352                (12,494)
  High Yield                                                                 38,054                 47,583                (17,645)
  Income Builder                                                             20,223                  7,260                 (2,601)
  Information                                                                     -                  4,195                      -
  Money Market                                                              123,921                732,371               (575,394)
  Pacific Growth                                                             73,243                 65,992                (19,835)
  Quality Income Plus                                                       172,419                156,062                (52,245)
  S&P 500 Index                                                             168,103                168,225                (42,689)
  Short-Term Bond                                                             5,436                 12,633                 (4,707)
  Strategist                                                                 68,969                158,771                 (9,697)
  Utilities                                                                 100,464                143,131                (26,144)

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                    51,240                 92,115                (30,324)
  Equity Growth                                                              16,474                129,432                (16,593)
  International Magnum                                                       21,796                 43,414                 (9,856)
  U.S. Real Estate                                                           30,211                 55,211                (18,081)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                       129,629                337,238                (78,670)

                                                        Unit activity during 2000:
                                                        --------------------------

                                                                                                Accumulated
                                                                Units Outstanding                Unit Value
                                                                December 31, 2000            December 31, 2000
                                                               ------------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                       268,946            $           13.92
  Capital Growth                                                          127,643                        12.62
  Competitive Edge, Best Ideas                                            131,742                         9.66
  Dividend Growth                                                         519,014                        10.00
  Equity                                                                  649,397                        13.75
  European Growth                                                         289,934                        10.66
  Global Dividend Growth                                                   93,823                        10.64
  High Yield                                                               67,992                         5.71
  Income Builder                                                           24,882                        10.00
  Information                                                               4,195                         9.29
  Money Market                                                            280,898                        10.87
  Pacific Growth                                                          119,400                        11.70
  Quality Income Plus                                                     276,236                        10.60
  S&P 500 Index                                                           293,639                        10.89
  Short-Term Bond                                                          13,362                        10.43
  Strategist                                                              218,043                        11.88
  Utilities                                                               217,451                        12.20

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                 113,031                         9.30
  Equity Growth                                                           129,313                        11.71
  International Magnum                                                     55,354                         9.25
  U.S. Real Estate                                                         67,341                        11.18

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                     388,197                        18.59


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                                                           Morgan Stanley Dean Witter Variable Annuity 3
                                                                   --------------------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                 --------------------------------

                                                                    Units Outstanding               Units                Units
                                                                    December 31, 1999               Issued             Redeemed
                                                                   -------------------           ------------        ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                           -                 70,355               (9,045)
  Equity Growth                                                                     -                195,008              (12,835)
  International Magnum                                                              -                 41,655                    -
  Mid Cap Value                                                                     -                 57,281               (3,230)
  U.S. Real Estate                                                                  -                 21,807                 (906)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                               -                495,445              (23,341)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                     -                 99,637               (8,820)
  AIM V.I. Growth                                                                   -                112,909               (1,985)
  AIM V.I. Value                                                                    -                312,033                    -

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                   -                122,226               (2,250)
  Alliance Growth & Income                                                          -                109,440               (6,732)
  Alliance Premier Growth                                                           -                312,880               (8,302)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                   -                 73,374                    -
  International Growth                                                              -                194,668               (7,102)
  Voyager                                                                           -                216,014               (4,578)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                 -                215,518              (17,167)
  Capital Growth                                                                    -                 65,559               (1,210)
  Competitive Edge, "Best Ideas"                                                    -                 85,892               (2,859)
  Dividend Growth                                                                   -                256,863               (5,012)
  Equity                                                                            -                681,963               (6,684)
  European Growth                                                                   -                235,980              (11,289)
  Global Dividend Growth                                                            -                 37,669               (3,745)
  High Yield                                                                        -                 36,379               (2,566)
  Income Builder                                                                    -                 31,077               (3,644)
  Information                                                                       -                 27,658                  (77)
  Money Market                                                                      -                478,735             (206,566)
  Pacific Growth                                                                    -                  8,832               (1,305)
  Quality Income Plus                                                               -                177,762               (1,338)
  S&P 500 Index                                                                     -                312,738              (11,108)
  Short-Term Bond                                                                   -                 22,751                 (143)
  Strategist                                                                        -                437,224              (11,156)
  Utilities                                                                         -                342,061               (4,308)


                                                               Unit activity during 2000:
                                                               --------------------------

                                                                                                 Accumulated
                                                                    Units Outstanding            Unit Value
                                                                    December 31, 2000          December 31, 2000
                                                                    -----------------          -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                    61,310                      $  6.39
  Equity Growth                                                             182,173                         8.34
  International Magnum                                                       41,655                         9.05
  Mid Cap Value                                                              54,051                        10.23
  U.S. Real Estate                                                           20,901                        11.50

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                       472,104                         8.13

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                              90,817                         8.28
  AIM V.I. Growth                                                           110,924                         7.40
  AIM V.I. Value                                                            312,033                         8.32

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                           119,976                         8.00
  Alliance Growth & Income                                                  102,708                        10.24
  Alliance Premier Growth                                                   304,578                         7.98

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                            73,374                        10.56
  International Growth                                                      187,566                         9.02
  Voyager                                                                   211,436                         8.12

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                         198,351                         9.68
  Capital Growth                                                             64,349                         9.70
  Competitive Edge, "Best Ideas"                                             83,033                         8.41
  Dividend Growth                                                           251,851                        10.68
  Equity                                                                    675,279                         9.53
  European Growth                                                           224,691                         9.19
  Global Dividend Growth                                                     33,924                         9.93
  High Yield                                                                 33,813                         6.94
  Income Builder                                                             27,433                        10.03
  Information                                                                27,581                         9.29
  Money Market                                                              272,169                        10.26
  Pacific Growth                                                              7,527                         7.27
  Quality Income Plus                                                       176,424                        10.75
  S&P 500 Index                                                             301,630                         8.96
  Short-Term Bond                                                            22,608                        10.30
  Strategist                                                                426,068                         9.92
  Utilities                                                                 337,753                        10.13


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                                Morgan Stanley Dean Witter Variable Annuity 3 with Performance Death Benefit Option
                                                -----------------------------------------------------------------------------------

                                                                                                 Unit activity during 2000:
                                                                                             ----------------------------------

                                                                  Units Outstanding             Units                  Units
                                                                  December 31, 1999             Issued               Redeemed
                                                                  ------------------         ------------          ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                         -               45,452                (13,690)
  Equity Growth                                                                   -              451,234                 (9,863)
  International Magnum                                                            -               43,773                 (5,658)
  Mid Cap Value                                                                   -               89,498                   (680)
  U.S. Real Estate                                                                -               30,053                 (4,529)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                             -              821,294                (32,513)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                   -              262,592                 (7,022)
  AIM V.I. Growth                                                                 -              216,997                 (3,809)
  AIM V.I. Value                                                                  -              482,717                 (8,921)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                 -              134,618                 (1,737)
  Alliance Growth & Income                                                        -              172,651                (25,831)
  Alliance Premier Growth                                                         -              424,668                (20,885)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                 -               73,293                      -
  International Growth                                                            -              271,699                 (4,540)
  Voyager                                                                         -              318,320                (10,628)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                               -              396,938                (13,525)
  Capital Growth                                                                  -              122,872                 (8,800)
  Competitive Edge, "Best Ideas"                                                  -              185,390                 (4,358)
  Dividend Growth                                                                 -              451,170                (12,452)
  Equity                                                                          -            1,099,472                (64,331)
  European Growth                                                                 -              303,478                (18,650)
  Global Dividend Growth                                                          -               76,151                 (2,225)
  High Yield                                                                      -               51,886                (11,493)
  Income Builder                                                                  -               19,855                 (2,760)
  Information                                                                     -               57,590                    (12)
  Money Market                                                                    -              616,365               (283,068)
  Pacific Growth                                                                  -               13,136                   (509)
  Quality Income Plus                                                             -              116,117                 (9,488)
  S&P 500 Index                                                                   -              441,133                (16,668)
  Short-Term Bond                                                                 -               33,699                 (1,359)
  Strategist                                                                      -              483,829                 (9,393)
  Utilities                                                                       -              396,056                (18,081)


                                                               Unit activity during 2000:
                                                               --------------------------

                                                                                                Accumulated
                                                                   Units Outstanding            Unit Value
                                                                   December 31, 2000          December 31, 2000
                                                                   -----------------          -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                   31,762                      $  6.38
  Equity Growth                                                            441,371                         8.33
  International Magnum                                                      38,115                         9.05
  Mid Cap Value                                                             88,818                        10.22
  U.S. Real Estate                                                          25,524                        11.49

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                      788,781                         8.12

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                            255,570                         8.28
  AIM V.I. Growth                                                          213,188                         7.39
  AIM V.I. Value                                                           473,796                         8.32

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                          132,881                         7.99
  Alliance Growth & Income                                                 146,820                        10.23
  Alliance Premier Growth                                                  403,783                         7.97

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                           73,293                        10.56
  International Growth                                                     267,159                         9.01
  Voyager                                                                  307,692                         8.11

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                        383,413                         9.67
  Capital Growth                                                           114,072                         9.69
  Competitive Edge, "Best Ideas"                                           181,032                         8.41
  Dividend Growth                                                          438,718                        10.68
  Equity                                                                 1,035,141                         9.52
  European Growth                                                          284,828                         9.18
  Global Dividend Growth                                                    73,926                         9.92
  High Yield                                                                40,393                         6.94
  Income Builder                                                            17,095                        10.02
  Information                                                               57,578                         9.29
  Money Market                                                             333,297                        10.25
  Pacific Growth                                                            12,627                         7.27
  Quality Income Plus                                                      106,629                        10.74
  S&P 500 Index                                                            424,465                         8.95
  Short-Term Bond                                                           32,340                        10.30
  Strategist                                                               474,436                         9.91
  Utilities                                                                377,975                        10.12

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)

                                                Morgan Stanley Dean Witter Variable Annuity 3 with Death Benefit Combination Option
                                                -----------------------------------------------------------------------------------

                                                                                                   Unit activity during 2000:
                                                                                               ----------------------------------

                                                                  Units Outstanding               Units                  Units
                                                                  December 31, 1999               Issued               Redeemed
                                                                  -------------------          ------------          ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                          -                83,855                 (5,727)
  Equity Growth                                                                    -               332,911                (31,363)
  International Magnum                                                             -                73,831                      -
  Mid Cap Value                                                                    -                98,553                    (82)
  U.S. Real Estate                                                                 -                23,928                   (210)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                              -               683,232                (19,532)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                    -               154,655                 (8,419)
  AIM V.I. Growth                                                                  -               132,495                 (1,504)
  AIM V.I. Value                                                                   -               358,488                (13,283)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                  -               134,032                 (7,812)
  Alliance Growth & Income                                                         -               139,161                      -
  Alliance Premier Growth                                                          -               388,853                (15,658)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                  -                60,394                   (547)
  International Growth                                                             -               182,723                 (2,071)
  Voyager                                                                          -               299,575                 (6,777)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                -               265,175                 (8,734)
  Capital Growth                                                                   -                56,059                 (1,575)
  Competitive Edge, "Best Ideas"                                                   -               112,649                 (1,764)
  Dividend Growth                                                                  -               304,912                (25,422)
  Equity                                                                           -               711,536                (18,636)
  European Growth                                                                  -               286,818                (64,597)
  Global Dividend Growth                                                           -                37,805                 (3,680)
  High Yield                                                                       -               149,310                 (9,490)
  Income Builder                                                                   -                36,830                   (116)
  Information                                                                      -                26,114                     (6)
  Money Market                                                                     -               443,522               (120,832)
  Pacific Growth                                                                   -                29,046                   (624)
  Quality Income Plus                                                              -                84,408                   (433)
  S&P 500 Index                                                                    -               295,044                (11,591)
  Short-Term Bond                                                                  -                21,845                    (26)
  Strategist                                                                       -               481,319                (24,794)
  Utilities                                                                        -               361,745                 (4,011)


                                                               Unit activity during 2000:
                                                               --------------------------

                                                                                               Accumulated
                                                                  Units Outstanding            Unit Value
                                                                  December 31, 2000          December 31, 2000
                                                                  -----------------          -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                  78,128                      $  6.38
  Equity Growth                                                           301,548                         8.32
  International Magnum                                                     73,831                         9.04
  Mid Cap Value                                                            98,471                        10.22
  U.S. Real Estate                                                         23,718                        11.49

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                     663,700                         8.12

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                           146,236                         8.27
  AIM V.I. Growth                                                         130,991                         7.39
  AIM V.I. Value                                                          345,205                         8.31

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                         126,220                         7.99
  Alliance Growth & Income                                                139,161                        10.23
  Alliance Premier Growth                                                 373,195                         7.97

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                          59,847                        10.55
  International Growth                                                    180,652                         9.00
  Voyager                                                                 292,798                         8.11

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                       256,441                         9.66
  Capital Growth                                                           54,484                         9.69
  Competitive Edge, "Best Ideas"                                          110,885                         8.40
  Dividend Growth                                                         279,490                        10.67
  Equity                                                                  692,900                         9.52
  European Growth                                                         222,221                         9.18
  Global Dividend Growth                                                   34,125                         9.92
  High Yield                                                              139,820                         6.94
  Income Builder                                                           36,714                        10.02
  Information                                                              26,108                         9.29
  Money Market                                                            322,690                        10.25
  Pacific Growth                                                           28,422                         7.26
  Quality Income Plus                                                      83,975                        10.73
  S&P 500 Index                                                           283,453                         8.95
  Short-Term Bond                                                          21,819                        10.29
  Strategist                                                              456,525                         9.91
  Utilities                                                               357,734                        10.12

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                               Morgan Stanley Dean Witter Variable Annuity 3 with Income Benefit Combination Option
                                               ------------------------------------------------------------------------------------

                                                                                                 Unit activity during 2000:
                                                                                            -------------------------------------

                                                                  Units Outstanding             Units                     Units
                                                                  December 31, 1999             Issued                  Redeemed
                                                                  -----------------         ------------             ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                       -               14,060                    (4,931)
  Equity Growth                                                                 -               29,299                    (1,274)
  International Magnum                                                          -                7,192                      (455)
  Mid Cap Value                                                                 -               13,264                      (111)
  U.S. Real Estate                                                              -                5,630                    (1,155)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                           -              205,879                    (9,622)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                 -                6,586                      (375)
  AIM V.I. Growth                                                               -                9,431                      (122)
  AIM V.I. Value                                                                -               84,006                    (2,911)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                               -                9,111                      (355)
  Alliance Growth & Income                                                      -                7,310                         -
  Alliance Premier Growth                                                       -               30,846                      (291)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                               -               10,484                         -
  International Growth                                                          -               25,658                    (2,589)
  Voyager                                                                       -               99,425                    (4,881)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                             -               44,816                    (2,062)
  Capital Growth                                                                -                6,320                      (439)
  Competitive Edge, "Best Ideas"                                                -               29,532                      (118)
  Dividend Growth                                                               -               22,635                      (942)
  Equity                                                                        -               90,809                    (4,897)
  European Growth                                                               -               36,834                    (3,204)
  Global Dividend Growth                                                        -                1,774                    (1,049)
  High Yield                                                                    -                6,402                        (2)
  Information                                                                   -                3,567                    (1,572)
  Money Market                                                                  -              100,189                   (57,564)
  Pacific Growth                                                                -                2,612                      (211)
  Quality Income Plus                                                           -               11,912                        (2)
  S&P 500 Index                                                                 -               19,876                    (1,313)
  Short-Term Bond                                                               -                4,834                        (2)
  Strategist                                                                    -               19,619                    (1,103)
  Utilities                                                                     -               17,781                    (3,709)


                                                               Unit activity during 2000:
                                                               --------------------------

                                                                                                Accumulated
                                                                    Units Outstanding            Unit Value
                                                                    December 31, 2000          December 31, 2000
                                                                    -----------------          -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                   9,129                      $  6.38
  Equity Growth                                                            28,025                         8.32
  International Magnum                                                      6,737                         9.04
  Mid Cap Value                                                            13,153                        10.21
  U.S. Real Estate                                                          4,475                        11.48

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                     196,257                         8.12

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                             6,211                         8.27
  AIM V.I. Growth                                                           9,309                         7.39
  AIM V.I. Value                                                           81,095                         8.31

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                           8,756                         7.99
  Alliance Growth & Income                                                  7,310                        10.22
  Alliance Premier Growth                                                  30,555                         7.96

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                          10,484                        10.55
  International Growth                                                     23,069                         9.00
  Voyager                                                                  94,544                         8.10

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                        42,754                         9.66
  Capital Growth                                                            5,881                         9.68
  Competitive Edge, "Best Ideas"                                           29,414                         8.40
  Dividend Growth                                                          21,693                        10.67
  Equity                                                                   85,912                         9.51
  European Growth                                                          33,630                         9.17
  Global Dividend Growth                                                      725                         9.91
  High Yield                                                                6,400                         6.93
  Information                                                               1,995                         9.29
  Money Market                                                             42,625                        10.24
  Pacific Growth                                                            2,401                         7.26
  Quality Income Plus                                                      11,910                        10.73
  S&P 500 Index                                                            18,563                         8.94
  Short-Term Bond                                                           4,832                        10.29
  Strategist                                                               18,516                         9.91
  Utilities                                                                14,072                        10.11

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)

                                     Morgan Stanley Dean Witter Variable Annuity 3 with Income and Death Benefit Combination Option
                                     ----------------------------------------------------------------------------------------------

                                                                                                  Unit activity during 2000:
                                                                                               --------------------------------

                                                                    Units Outstanding             Units                Units
                                                                    December 31, 1999             Issued             Redeemed
                                                                   -------------------         ------------        ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                           -              101,725               (18,362)
  Equity Growth                                                                     -              299,598               (9,849)
  International Magnum                                                              -               67,972               (3,606)
  Mid Cap Value                                                                     -              179,679               (9,870)
  U.S. Real Estate                                                                  -               24,723                 (416)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                               -            1,160,768              (35,343)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                     -              159,468              (10,146)
  AIM V.I. Growth                                                                   -              157,297              (14,706)
  AIM V.I. Value                                                                    -              346,373              (19,193)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                   -               97,138               (1,878)
  Alliance Growth & Income                                                          -              291,984               (7,159)
  Alliance Premier Growth                                                           -              458,139              (19,918)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                   -               87,345                    -
  International Growth                                                              -              294,114               (2,530)
  Voyager                                                                           -              421,342              (12,310)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                 -              488,918              (19,431)
  Capital Growth                                                                    -              110,628               (2,162)
  Competitive Edge, "Best Ideas"                                                    -              149,237              (11,060)
  Dividend Growth                                                                   -              296,303              (24,393)
  Equity                                                                            -              793,423              (18,936)
  European Growth                                                                   -              374,889               (7,893)
  Global Dividend Growth                                                            -               77,812               (1,401)
  High Yield                                                                        -               60,034               (5,844)
  Income Builder                                                                    -               12,117               (1,549)
  Information                                                                       -               91,709               (1,341)
  Money Market                                                                      -              584,722             (253,586)
  Pacific Growth                                                                    -               44,613                 (167)
  Quality Income Plus                                                               -               74,075               (2,438)
  S&P 500 Index                                                                     -              385,096              (35,357)
  Short-Term Bond                                                                   -               45,611               (1,470)
  Strategist                                                                        -              951,045              (23,405)
  Utilities                                                                         -              270,764               (7,944)


                                                              Unit activity during 2000:
                                                              --------------------------

                                                                                               Accumulated
                                                                  Units Outstanding            Unit Value
                                                                  December 31, 2000          December 31, 2000
                                                                  -----------------          -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                  83,363                      $  6.37
  Equity Growth                                                           289,749                         8.31
  International Magnum                                                     64,366                         9.03
  Mid Cap Value                                                           169,809                        10.20
  U.S. Real Estate                                                         24,307                        11.47

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                   1,125,425                         8.11

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                           149,322                         8.26
  AIM V.I. Growth                                                         142,591                         7.38
  AIM V.I. Value                                                          327,180                         8.30

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                          95,260                         7.98
  Alliance Growth & Income                                                284,825                        10.21
  Alliance Premier Growth                                                 438,221                         7.96

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                          87,345                        10.53
  International Growth                                                    291,584                         8.99
  Voyager                                                                 409,032                         8.09

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                       469,487                         9.65
  Capital Growth                                                          108,466                         9.67
  Competitive Edge, "Best Ideas"                                          138,177                         8.39
  Dividend Growth                                                         271,910                        10.65
  Equity                                                                  774,487                         9.50
  European Growth                                                         366,996                         9.16
  Global Dividend Growth                                                   76,411                         9.90
  High Yield                                                               54,190                         6.92
  Income Builder                                                           10,568                        10.00
  Information                                                              90,368                         9.29
  Money Market                                                            331,136                        10.23
  Pacific Growth                                                           44,446                         7.25
  Quality Income Plus                                                      71,637                        10.72
  S&P 500 Index                                                           349,739                         8.93
  Short-Term Bond                                                          44,141                        10.27
  Strategist                                                              927,640                         9.89
  Utilities                                                               262,820                        10.10


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)

                                                                      Morgan Stanley Dean Witter Variable Annuity 3 AssetManager
                                                                      ----------------------------------------------------------

                                                                                                   Unit activity during 2000:
                                                                                                --------------------------------

                                                                    Units Outstanding              Units                Units
                                                                    December 31, 1999              Issued             Redeemed
                                                                   -------------------          ------------        ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                           -                   697                     -
  Equity Growth                                                                     -                 7,709                 (768)
  International Magnum                                                              -                 1,848                 (739)
  Mid Cap Value                                                                     -                11,438                 (153)
  U.S. Real Estate                                                                  -                 5,280                  (44)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                               -                27,426               (2,923)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                     -                 8,464                   (1)
  AIM V.I. Growth                                                                   -                 5,182                   (1)
  AIM V.I. Value                                                                    -                32,287               (5,338)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                   -                 4,858                   (1)
  Alliance Growth & Income                                                          -                23,886               (5,547)
  Alliance Premier Growth                                                           -                21,107                   (9)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                   -                 5,756                    -
  International Growth                                                              -                17,699                 (627)
  Voyager                                                                           -                31,848               (5,556)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                 -                14,524                 (945)
  Capital Growth                                                                    -                 7,609                  (19)
  Competitive Edge, "Best Ideas"                                                    -                 1,875                   (1)
  Dividend Growth                                                                   -                14,103                   (3)
  Equity                                                                            -                21,974                  (70)
  European Growth                                                                   -                 5,902                   (6)
  Global Dividend Growth                                                            -                 1,196                    -
  High Yield                                                                        -                   203                    -
  Information                                                                       -                 1,812                    -
  Money Market                                                                      -                40,553              (20,929)
  Quality Income Plus                                                               -                16,337                   (3)
  S&P 500 Index                                                                     -                31,386               (6,110)
  Short-Term Bond                                                                   -                 3,045                    -
  Strategist                                                                        -                30,734                 (805)
  Utilities                                                                         -                11,854                   (7)


                                                              Unit activity during 2000:
                                                              --------------------------

                                                                                                 Accumulated
                                                                   Units Outstanding             Unit Value
                                                                   December 31, 2000           December 31, 2000
                                                                   -----------------           -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                       697                      $  7.22
  Equity Growth                                                               6,941                         8.25
  International Magnum                                                        1,109                         9.68
  Mid Cap Value                                                              11,285                         9.58
  U.S. Real Estate                                                            5,236                        10.18

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                        24,503                         7.72

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                               8,463                         7.68
  AIM V.I. Growth                                                             5,181                         7.61
  AIM V.I. Value                                                             26,949                         8.50

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                             4,857                         8.23
  Alliance Growth & Income                                                   18,339                         9.93
  Alliance Premier Growth                                                    21,098                         8.01

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                             5,756                        10.26
  International Growth                                                       17,072                         9.51
  Voyager                                                                    26,292                         8.24

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                          13,579                         8.97
  Capital Growth                                                              7,590                         9.41
  Competitive Edge, "Best Ideas"                                              1,874                         8.51
  Dividend Growth                                                            14,100                        10.68
  Equity                                                                     21,904                         8.91
  European Growth                                                             5,896                        10.04
  Global Dividend Growth                                                      1,196                        10.44
  High Yield                                                                    203                         7.31
  Information                                                                 1,812                         9.29
  Money Market                                                               19,624                        10.13
  Quality Income Plus                                                        16,334                        10.46
  S&P 500 Index                                                              25,276                         8.89
  Short-Term Bond                                                             3,045                        10.15
  Strategist                                                                 29,929                         9.45
  Utilities                                                                  11,847                         9.33


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)

                                                                      Morgan Stanley Dean Witter Variable Annuity 3 AssetManager
                                                                                with Performance Death Benefit Option
                                                                      ----------------------------------------------------------

                                                                                                   Unit activity during 2000:
                                                                                               ---------------------------------

                                                                    Units Outstanding             Units                 Units
                                                                    December 31, 1999             Issued              Redeemed
                                                                   -------------------         ------------         ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                           -                1,849                     -
  Equity Growth                                                                     -               11,596                    (3)
  International Magnum                                                              -                1,976                     -
  Mid Cap Value                                                                     -                6,402                    (2)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                               -               31,293                  (700)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Growth                                                                   -                3,651                    (1)
  AIM V.I. Value                                                                    -               12,015                     -

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                   -                5,172                    (1)
  Alliance Growth & Income                                                          -                3,262                     -
  Alliance Premier Growth                                                           -                8,550                    (3)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                   -                1,806                     -
  International Growth                                                              -                3,681                     -
  Voyager                                                                           -               12,002                    (7)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                 -                9,125                   (20)
  Capital Growth                                                                    -                2,875                  (825)
  Competitive Edge, "Best Ideas"                                                    -                1,689                     -
  Dividend Growth                                                                   -                8,706                    (2)
  Equity                                                                            -               43,821                  (885)
  European Growth                                                                   -                6,366                  (854)
  High Yield                                                                        -                1,730                     -
  Information                                                                       -                  625                    (1)
  Money Market                                                                      -                8,736                     -
  Pacific Growth                                                                    -                1,338                     -
  S&P 500 Index                                                                     -                9,951                  (918)
  Short-Term Bond                                                                   -                2,119                     -
  Strategist                                                                        -                6,603                  (825)
  Utilities                                                                         -               10,539                  (838)


                                                              Unit activity during 2000:
                                                              --------------------------

                                                                                                Accumulated
                                                                    Units Outstanding            Unit Value
                                                                    December 31, 2000          December 31, 2000
                                                                    -----------------          -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                     1,849                      $  7.22
  Equity Growth                                                              11,593                         8.25
  International Magnum                                                        1,976                         9.67
  Mid Cap Value                                                               6,400                         9.57

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                        30,593                         7.72

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Growth                                                             3,650                         7.61
  AIM V.I. Value                                                             12,015                         8.50

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                             5,171                         8.22
  Alliance Growth & Income                                                    3,262                         9.93
  Alliance Premier Growth                                                     8,547                         8.01

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                             1,806                        10.26
  International Growth                                                        3,681                         9.50
  Voyager                                                                    11,995                         8.23

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                           9,105                         8.97
  Capital Growth                                                              2,050                         9.40
  Competitive Edge, "Best Ideas"                                              1,689                         8.51
  Dividend Growth                                                             8,704                        10.68
  Equity                                                                     42,936                         8.91
  European Growth                                                             5,512                        10.03
  High Yield                                                                  1,730                         7.30
  Information                                                                   624                         9.29
  Money Market                                                                8,736                        10.13
  Pacific Growth                                                              1,338                         7.87
  S&P 500 Index                                                               9,033                         8.89
  Short-Term Bond                                                             2,119                        10.14
  Strategist                                                                  5,778                         9.45
  Utilities                                                                   9,701                         9.33


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)

                                                                    Morgan Stanley Dean Witter Variable Annuity 3 AssetManager
                                                                                 with Death Benefit Combination Option
                                                                   -----------------------------------------------------------

                                                                                                  Unit activity during 2000:
                                                                                                ------------------------------

                                                                       Units Outstanding           Units              Units
                                                                       December 31, 1999           Issued           Redeemed
                                                                      -------------------       ------------      ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                              -                849                  -
  Equity Growth                                                                        -              3,318               (361)
  International Magnum                                                                 -                807                  -
  Mid Cap Value                                                                        -                824                 (1)
  U.S. Real Estate                                                                     -                916                 (8)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                                  -             18,589             (1,765)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                        -             31,897                 (7)
  AIM V.I. Growth                                                                      -              1,381                  -
  AIM V.I. Value                                                                       -             10,781             (3,867)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                      -                296                  -
  Alliance Growth & Income                                                             -              7,060                  -
  Alliance Premier Growth                                                              -             35,707                (14)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                      -             10,733                  -
  International Growth                                                                 -             31,510                  -
  Voyager                                                                              -              3,191                 (2)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                    -              3,633             (1,686)
  Capital Growth                                                                       -              6,555                (64)
  Competitive Edge, "Best Ideas"                                                       -              1,095                  -
  Dividend Growth                                                                      -              1,400                 (8)
  Equity                                                                               -             22,921             (5,791)
  European Growth                                                                      -              5,026             (1,637)
  Global Dividend Growth                                                               -              2,431                 (1)
  High Yield                                                                           -              1,725                (10)
  Income Builder                                                                       -              1,548                  -
  Money Market                                                                         -             16,713             (2,333)
  Pacific Growth                                                                       -                389                  -
  Quality Income Plus                                                                  -              2,839               (138)
  S&P 500 Index                                                                        -              4,323                 (9)
  Strategist                                                                           -             16,598             (2,665)
  Utilities                                                                            -             10,051             (2,925)


                                                                 Unit activity during 2000:
                                                                 --------------------------

                                                                                                  Accumulated
                                                                      Units Outstanding            Unit Value
                                                                      December 31, 2000          December 31, 2000
                                                                      -----------------          -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                         849                      $  7.22
  Equity Growth                                                                 2,957                         8.24
  International Magnum                                                            807                         9.67
  Mid Cap Value                                                                   823                         9.57
  U.S. Real Estate                                                                908                        10.17

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                          16,824                         7.71

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                31,890                         7.67
  AIM V.I. Growth                                                               1,381                         7.60
  AIM V.I. Value                                                                6,914                         8.50

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                 296                         8.22
  Alliance Growth & Income                                                      7,060                         9.92
  Alliance Premier Growth                                                      35,693                         8.01

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                              10,733                        10.25
  International Growth                                                         31,510                         9.50
  Voyager                                                                       3,189                         8.23

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                             1,947                         8.97
  Capital Growth                                                                6,491                         9.40
  Competitive Edge, "Best Ideas"                                                1,095                         8.50
  Dividend Growth                                                               1,392                        10.67
  Equity                                                                       17,130                         8.90
  European Growth                                                               3,389                        10.03
  Global Dividend Growth                                                        2,430                        10.43
  High Yield                                                                    1,715                         7.30
  Income Builder                                                                1,548                        10.01
  Money Market                                                                 14,380                        10.13
  Pacific Growth                                                                  389                         7.87
  Quality Income Plus                                                           2,701                        10.45
  S&P 500 Index                                                                 4,314                         8.89
  Strategist                                                                   13,933                         9.45
  Utilities                                                                     7,126                         9.32

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

  (Units in whole amounts)


                                                                     Morgan Stanley Dean Witter Variable Annuity 3 AssetManager
                                                                              with Income Benefit Combination Option
                                                                    -----------------------------------------------------------

                                                                                                  Unit activity during 2000:
                                                                                               ---------------------------------

                                                                    Units Outstanding             Units                 Units
                                                                    December 31, 1999             Issued              Redeemed
                                                                   -------------------         ------------         ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                           -                1,500                     -

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                               -                8,701                     -

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Growth                                                                   -                1,410                    (1)
  AIM V.I. Value                                                                    -                2,074                     -

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                   -                2,441                     -
  Alliance Growth & Income                                                          -                  636                     -
  Alliance Premier Growth                                                           -                4,401                    (1)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                   -                2,256                     -
  International Growth                                                              -                2,085                     -
  Voyager                                                                           -                1,932                    (1)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                 -                  856                    (2)
  Dividend Growth                                                                   -                1,300                     -
  Equity                                                                            -                1,291                    (1)
  European Growth                                                                   -                  102                     -
  High Yield                                                                        -                  143                     -
  Pacific Growth                                                                    -                1,879                    (1)
  Quality Income Plus                                                               -                2,958                     -
  S&P 500 Index                                                                     -                  636                     -
  Strategist                                                                        -                2,007                    (1)
  Utilities                                                                         -                3,126                    (2)


                                                            Unit activity during 2000:
                                                            --------------------------

                                                                                                Accumulated
                                                                 Units Outstanding                Unit Value
                                                                 December 31, 2000            December 31, 2000
                                                                 -----------------            -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                    1,500                      $  7.22

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                        8,701                         7.71

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Growth                                                            1,409                         7.60
  AIM V.I. Value                                                             2,074                         8.50

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                            2,441                         8.22
  Alliance Growth & Income                                                     636                         9.92
  Alliance Premier Growth                                                    4,400                         8.01

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                            2,256                        10.25
  International Growth                                                       2,085                         9.50
  Voyager                                                                    1,931                         8.23

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                            854                         8.96
  Dividend Growth                                                            1,300                        10.67
  Equity                                                                     1,290                         8.90
  European Growth                                                              102                        10.03
  High Yield                                                                   143                         7.30
  Pacific Growth                                                             1,878                         7.87
  Quality Income Plus                                                        2,958                        10.45
  S&P 500 Index                                                                636                         8.89
  Strategist                                                                 2,006                         9.45
  Utilities                                                                  3,124                         9.32


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

  (Units in whole amounts)


                                                                        Morgan Stanley Dean Witter Variable Annuity 3 AssetManager
                                                                             with Income and Death Benefit Combination Option
                                                                      ------------------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                  --------------------------------

                                                                      Units Outstanding              Units                Units
                                                                      December 31, 1999              Issued              Redeemed
                                                                     -------------------          ------------       -------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                             -                   957                   -
  Equity Growth                                                                       -                 6,591                  (2)
  International Magnum                                                                -                 4,040                   -
  Mid Cap Value                                                                       -                14,053              (7,657)
  U.S. Real Estate                                                                    -                   857                  (7)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                                 -                40,969              (6,575)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                       -                13,794              (6,930)
  AIM V.I. Value                                                                      -                12,582              (3,582)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth & Income                                                            -                 4,299              (1,435)
  Alliance Premier Growth                                                             -                16,389              (7,064)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                     -                 4,928              (2,356)
  International Growth                                                                -                 5,835                (959)
  Voyager                                                                             -                 1,886                  (1)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                   -                 8,774                (959)
  Capital Growth                                                                      -                 1,105                   -
  Competitive Edge, "Best Ideas"                                                      -                17,289              (9,433)
  Dividend Growth                                                                     -               501,004              (1,575)
  Equity                                                                              -                 6,508                  (3)
  European Growth                                                                     -                 5,366              (2,585)
  High Yield                                                                          -                 4,882              (3,460)
  Income Builder                                                                      -                 2,912                  (1)
  Information                                                                         -                    73                   -
  Money Market                                                                        -                 3,380                  (8)
  Pacific Growth                                                                      -                 2,017              (1,033)
  Quality Income Plus                                                                 -                10,005                 (12)
  S&P 500 Index                                                                       -                 5,537                  (1)
  Short-Term Bond                                                                     -                 8,300                 (34)
  Strategist                                                                          -                 4,200                  (1)
  Utilities                                                                           -               550,775              (3,613)


                                                              Unit activity during 2000:
                                                              --------------------------

                                                                                                  Accumulated
                                                                   Units Outstanding              Unit Value
                                                                   December 31, 2000            December 31, 2000
                                                                   -----------------            -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                        957                      $  7.21
  Equity Growth                                                                6,589                         8.24
  International Magnum                                                         4,040                         9.66
  Mid Cap Value                                                                6,396                         9.56
  U.S. Real Estate                                                               850                        10.16

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                         34,394                         7.71

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                6,864                         7.67
  AIM V.I. Value                                                               9,000                         8.49

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth & Income                                                     2,864                         9.92
  Alliance Premier Growth                                                      9,325                         8.00

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                              2,572                        10.24
  International Growth                                                         4,876                         9.49
  Voyager                                                                      1,885                         8.23

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                            7,815                         8.96
  Capital Growth                                                               1,105                         9.39
  Competitive Edge, "Best Ideas"                                               7,856                         8.50
  Dividend Growth                                                            499,429                        10.67
  Equity                                                                       6,505                         8.90
  European Growth                                                              2,781                        10.02
  High Yield                                                                   1,422                         7.30
  Income Builder                                                               2,911                        10.00
  Information                                                                     73                         9.28
  Money Market                                                                 3,372                        10.12
  Pacific Growth                                                                 984                         7.86
  Quality Income Plus                                                          9,993                        10.45
  S&P 500 Index                                                                5,536                         8.88
  Short-Term Bond                                                              8,266                        10.13
  Strategist                                                                   4,199                         9.44
  Utilities                                                                  547,162                         9.32

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                                                      Morgan Stanley Dean Witter Preferred Client Variable Annuity
                                                                      ------------------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                 ---------------------------------

                                                                       Units Outstanding            Units                  Units
                                                                       December 31, 1999            Issued               Redeemed
                                                                      -------------------        ------------        -------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                                    -              10,449                  (26)
  Capital Growth                                                                       -              31,812               (1,259)
  Competitive Edge, "Best Ideas"                                                       -               2,666                   (1)
  Dividend Growth                                                                      -              29,130              (26,851)
  Equity                                                                               -              52,752               (1,980)
  European Growth                                                                      -              22,291                 (112)
  Global Dividend Growth                                                               -               2,768                    -
  High Yield                                                                           -               3,974                    -
  Money Market                                                                         -              40,082              (22,477)
  Pacific Growth                                                                       -               3,042                    -
  Quality Income Plus                                                                  -               1,057                   (1)
  S&P 500 Index                                                                        -               1,369                    -
  Short-term Bond                                                                      -               3,068                   (1)
  Strategist                                                                           -              18,492                 (213)
  Utilities                                                                            -               6,093                   (2)

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                                        -               6,580                  (26)
  Mid Cap Value                                                                        -               5,849                   (2)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                                  -              72,443              (27,337)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                        -               4,661                   (1)
  AIM V.I. Growth                                                                      -               1,324                   (1)
  AIM V.I. Value                                                                       -              19,411                 (564)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth & Income                                                             -              18,108                    -
  Alliance Premier Growth                                                              -              14,992                 (424)

Investments in the Putnam Variable Trust Sub-Accounts:
  International Growth                                                                 -              52,946                    -
  Voyager                                                                              -              23,494                 (665)


                                                               Unit activity during 2000:
                                                               --------------------------

                                                                                                   Accumulated
                                                                    Units Outstanding              Unit Value
                                                                    December 31, 2000            December 31, 2000
                                                                    -----------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                            10,423                     $  10.08
  Capital Growth                                                               30,553                        10.64
  Competitive Edge, "Best Ideas"                                                2,665                         8.62
  Dividend Growth                                                               2,279                        11.13
  Equity                                                                       50,772                         9.09
  European Growth                                                              22,179                         9.93
  Global Dividend Growth                                                        2,768                        10.65
  High Yield                                                                    3,974                         6.69
  Money Market                                                                 17,605                        10.49
  Pacific Growth                                                                3,042                         6.80
  Quality Income Plus                                                           1,056                        11.06
  S&P 500 Index                                                                 1,369                         9.48
  Short-term Bond                                                               3,067                        10.51
  Strategist                                                                   18,279                        10.41
  Utilities                                                                     6,091                        10.00

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                                 6,554                         8.98
  Mid Cap Value                                                                 5,847                        11.57

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                          45,106                         8.92

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                 4,660                         9.01
  AIM V.I. Growth                                                               1,323                         8.23
  AIM V.I. Value                                                               18,847                         8.69

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth & Income                                                     18,108                        11.74
  Alliance Premier Growth                                                      14,568                         8.71

Investments in the Putnam Variable Trust Sub-Accounts:
  International Growth                                                         52,946                         9.44
  Voyager                                                                      22,829                         8.54


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

   (Units in whole amounts)

                                                               Morgan Stanley Dean Witter Preferred Client Variable Annuity with
                                                             Performance Death Benefit Option or Performance Income Benefit Option
                                                             ---------------------------------------------------------------------

                                                                                                    Unit activity during 2000:
                                                                                                 --------------------------------

                                                                        Units Outstanding           Units                Units
                                                                        December 31, 1999           Issued             Redeemed
                                                                       -------------------       ------------        ------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                                     -             53,707              (21,986)
  Capital Growth                                                                        -              1,598                    -
  Competitive Edge, "Best Ideas"                                                        -                 25                    -
  Dividend Growth                                                                       -             16,096               (6,477)
  Equity                                                                                -            299,409             (269,460)
  European Growth                                                                       -             31,757              (16,809)
  Global Dividend Growth                                                                -              9,711               (8,739)
  Pacific Growth                                                                        -              6,961                 (632)
  Quality Income Plus                                                                   -                395                    -
  S&P 500 Index                                                                         -                976                   (1)
  Strategist                                                                            -             11,768                   (4)
  Utilities                                                                             -              3,118                   (1)

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                               -                 27                    -
  Equity Growth                                                                         -              3,143                   (1)
  International Magnum                                                                  -              3,440                    -

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                                   -             97,688              (52,975)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                         -                104                    -
  AIM V.I. Growth                                                                       -              5,968               (4,923)
  AIM V.I. Value                                                                        -             12,128                    -

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth & Income                                                              -                375                    -
  Alliance Premier Growth                                                               -              7,285                   (3)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                       -              1,093                    -
  International Growth                                                                  -             15,806              (11,415)
  Voyager                                                                               -             11,544                   (7)


                                                               Unit activity during 2000:
                                                               --------------------------

                                                                                                   Accumulated
                                                                     Units Outstanding              Unit Value
                                                                     December 31, 2000            December 31, 2000
                                                                     -----------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                             31,721                     $  10.07
  Capital Growth                                                                 1,598                        10.62
  Competitive Edge, "Best Ideas"                                                    25                         8.61
  Dividend Growth                                                                9,619                        11.12
  Equity                                                                        29,949                         9.08
  European Growth                                                               14,948                         9.92
  Global Dividend Growth                                                           972                        10.63
  Pacific Growth                                                                 6,329                         6.80
  Quality Income Plus                                                              395                        11.05
  S&P 500 Index                                                                    975                         9.47
  Strategist                                                                    11,764                        10.39
  Utilities                                                                      3,117                         9.99

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                           27                         6.17
  Equity Growth                                                                  3,142                         8.97
  International Magnum                                                           3,440                         9.33

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                           44,713                         8.91

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                    104                         9.00
  AIM V.I. Growth                                                                1,045                         8.22
  AIM V.I. Value                                                                12,128                         8.68

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth & Income                                                         375                        11.73
  Alliance Premier Growth                                                        7,282                         8.70

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                1,093                        11.08
  International Growth                                                           4,391                         9.42
  Voyager                                                                       11,537                         8.53


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                                  Morgan Stanley Dean Witter Preferred Client Variable Annuity with Performance
                                                         Benefit combination Option or  Death Benefit Combination Option
                                                  -----------------------------------------------------------------------------

                                                                                                   Unit activity during 2000:
                                                                                                 ------------------------------

                                                                      Units Outstanding             Units              Units
                                                                      December 31, 1999             Issued           Redeemed
                                                                     -------------------         ------------      ------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                                   -               19,602               (746)
  Capital Growth                                                                      -                6,749                  -
  Competitive Edge, "Best Ideas"                                                      -                2,908                  -
  Dividend Growth                                                                     -               15,278             (7,431)
  Equity                                                                              -               32,395                  -
  European Growth                                                                     -               15,791                  -
  Global Dividend Growth                                                              -                1,561                  -
  Pacific Growth                                                                      -                2,566                  -
  Quality Income Plus                                                                 -                1,309                 (1)
  S&P 500 Index                                                                       -               25,914             (4,143)
  Strategist                                                                          -               13,694             (2,702)
  Utilities                                                                           -                6,335             (2,866)

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                             -                2,212                  -
  Equity Growth                                                                       -                  609                  -
  International Magnum                                                                -                6,184             (2,953)
  Mid Cap Value                                                                       -                3,997                 (1)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                                 -               54,739             (3,614)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                       -                3,020                  -
  AIM V.I. Growth                                                                     -               15,519                 (4)
  AIM V.I. Value                                                                      -               20,724                  -

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                     -                4,003                 (1)
  Alliance Growth & Income                                                            -               16,648             (3,666)
  Alliance Premier Growth                                                             -               16,648                 (6)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                     -                4,699             (4,212)
  International Growth                                                                -               22,787                  -
  Voyager                                                                             -               13,026             (4,144)


                                                              Unit activity during 2000:
                                                              --------------------------

                                                                                                  Accumulated
                                                                   Units Outstanding              Unit Value
                                                                   December 31, 2000            December 31, 2000
                                                                   -----------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                           18,856                     $  10.06
  Capital Growth                                                               6,749                        10.61
  Competitive Edge, "Best Ideas"                                               2,908                         8.60
  Dividend Growth                                                              7,847                        11.11
  Equity                                                                      32,395                         9.07
  European Growth                                                             15,791                         9.91
  Global Dividend Growth                                                       1,561                        10.62
  Pacific Growth                                                               2,566                         6.79
  Quality Income Plus                                                          1,308                        11.04
  S&P 500 Index                                                               21,771                         9.46
  Strategist                                                                  10,992                        10.38
  Utilities                                                                    3,469                         9.98

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                      2,212                         6.16
  Equity Growth                                                                  609                         8.96
  International Magnum                                                         3,231                         9.32
  Mid Cap Value                                                                3,996                        11.54

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                         51,125                         8.90

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                3,020                         8.99
  AIM V.I. Growth                                                             15,515                         8.21
  AIM V.I. Value                                                              20,724                         8.67

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                              4,002                         8.54
  Alliance Growth & Income                                                    12,982                        11.72
  Alliance Premier Growth                                                     16,642                         8.69

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                487                        11.06
  International Growth                                                        22,787                         9.41
  Voyager                                                                      8,882                         8.52

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

                                     PART C

                                OTHER INFORMATION

24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a)      FINANCIAL STATEMENTS

Northbrook Life Insurance Company Financial Statements and Northbrook Variable Annuity Account II Financial Statements are included in the Part B of this Registration Statement.

         (b)      EXHIBITS

(1) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's registration statement, File No. 033-35412, dated December 31, 1996)

(2)  Not applicable

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Form N-4 Registration Statement (File No.033-35412) dated December 31, 1996).

     (b) Form of General Agency Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Form N-4 Registration Statement (File No.033-35412) dated December 31, 1996).

(4)(a) Form of Contract and Riders for the Morgan Stanley Dean Witter Variable Annuity 3 AssetManager (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-38682) dated June 6, 2000).

(5)  Form of Application for the Morgan Stanley Dean Witter  Variable  Annuity 3
     AssetManager   (Previously   filed  in   Registrant's   initial   Form  N-4
     Registration Statement (File No. 333-38682) dated June 6, 2000).

(6)(a)  Amended  and  Restated   Articles  of  Incorporation   and  Articles  of
     Redomestication of Northbrook Life Insurance Company (Incorporated herein by reference to Depositor's Form 10-K dated March 30, 1999).

(b)  Amended  and  Restated   By-laws  of  Northbrook  Life  Insurance   Company
     (Incorporated  herein by reference to Depositor's Form 10-K dated March 30,
     1999).

(7)  Not applicable

(8)  Forms of Participation Agreements:

(a) Morgan Stanley Dean Witter Variable Investment Series (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Form N-4 Registration Statement (File No. 033-35412) dated April 29, 1996).

(b) Morgan Stanley Dean Witter Universal Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-93871) dated January 28, 2000).

(c)  AIM  Variable  Insurance  Funds   (Incorporated   herein  by  reference  to
     Post-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-93871) dated January 28, 2000).

(d) Alliance Variable Products Series Fund(Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-93871) dated January 28, 2000).

(e) Putnam Variable Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-93871) dated January 28, 2000).

(f) Van Kampen Life Investment Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-93871) dated January 28, 2000).


(9) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Northbrook Life Insurance Company.

(10)(a) Independent Auditors' Consent filed herewith.

    (b) Consent of Foley & Lardner filed herewith.

(11) Not applicable.

(12) Not applicable.

(13) (a)Performance Data Calculations (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-38682) dated August 23, 2000).

(13) (b) Perforamnce Data Calculations.


(14) Not applicable.

(99)(a) Powers of Attorney for Thomas J. Wilson, II, Michael J. Velotta and Samuel H. Pilch previously filed in Post-Effective Amendment No. 30 to Registrant's Form N-4 Registration statement (File No. 033-35412) dated May 2, 2000.

     (b) Powers of Attorney for Margaret G. Dyer, Marla G. Friedman, John C. Lounds, J. Kevin McCarthy and Steven C. Verney filed herewith.



25. DIRECTORS AND OFFICERS OF THE DEPOSITOR, NORTHBROOK LIFE INSURANCE COMPANY


NAME AND PRINCIPAL                  POSITION AND OFFICE WITH
BUSINESS ADDRESS                    DEPOSITOR OF THE ACCOUNT


Thomas J. Wilson, II                Director, President and Chief Executive Officer
                                    (Principal Executive Officer)
Michael J. Velotta                  Director, Vice President, Secretary and General Counsel
Margaret G. Dyer                    Director
John C. Lounds                      Director
J. Kevin McCarthy                   Director
Steven C. Verney                    Director and Vice President
                                    (Principal Financial Officer)
John R. Hunter                      Vice President
Kevin R. Slawin                     Vice President
Timothy N. Vander Pas               Assistant Vice President
Sarah R. Donahue                    Assistant Vice President
Casey J. Sylla                      Chief Investment Officer
Marla G. Friedman                   Director and Vice President
Karen C. Gardner                    Vice President
Samuel H. Pilch                     Vice President and Controller (Principal
                                     Accounting Officer)
James P. Zils                       Treasurer
Ronald A. Johnson                   Assistant Vice President
Barry S. Paul                       Assistant Vice President and Assistant Treasurer
Patricia W. Wilson                  Assistant Vice President, Assistant Secretary
                                      and Assistant Treasurer
Joanne M. Derrig                    Assistant Secretary, Assistant General Counsel
                                      and Chief Compliance Officer
Susan L. Lees                       Assistant Secretary
Carol S. Watson                     Assistant Secretary
Paul N. Kierig                      Assistant Secretary
Mary J. McGinn                      Assistant Secretary
Errol Cramer                        Corporate Actuary


The principal business address of Ms. Watson is 2940 South 84th Street, Lincoln, Nebraska, 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.



26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


Incorporated herein by reference to Annual Report on Form 10-K, filed by the Allstate Corporation on March 26, 2001 (File No. 1-11840).


27.  NUMBER OF CONTRACT OWNERS


As of January 31, 2001 there were 191 non-qualified contracts and 63 qualified contracts.


28.  INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Northbrook Life agrees to indemnify Morgan Stanley DW Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Northbrook Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


29. PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Morgan Stanley DW Inc., is the principal underwriter for the following affiliated investment companies:

         Northbrook Variable Annuity Account
         Northbrook Life Variable Life Separate Account A
         Allstate Life of New York Variable Annuity Account
         Allstate Life of New York Variable Annuity Account II


(b)  The directors and principal officers of the principal underwriter are:

Name and Principal Business                 Positions and Officers
Address* of Each Such Person                with Principal Underwriter

Bruce F. Alonso                             Director, Executive Vice President
John H. Schaefer                            President, Director, Chief Operating  Officer
Donald G. Kempf, Jr.                        Director
John J. Mack                                Director
Stephen S. Crawford                         Director
Robert G. Scott                             Director
Philip J. Purcell                           Director, Chairman and Chief Executive Officer
James F. Higgins                            Director
Stephen R. Miller                           Director, Executive Vice President
Mitchell M. Merin                           Director
Michael H. Stone                            Executive Vice President, General
                                             Counsel and Secretary
Lee Horwitz                                 Senior Vice President and Controller
Joseph G. Siniscalchi                       Director, Executive Vice President
Thomas O'Connell                            Executive Vice President
Frederick J. Frohne                         Executive Vice President
Ronald T. Carman                            Senior Vice President, Associate General
Counsel and Assistant Secretary
Joyce L. Kramer                             Senior Vice President, Deputy General
                                              Counsel and Assistant Secretary
Alexander C. Frank                          Senior Vice President and Treasurer
Charles F. Vadala, Jr.                      Senior Vice President and Chief Financial Officer
Michael T. Cunningham                       Senior Vice President
Lorena J. Kern                              Senior Vice President
Debra M. Aaron                              Vice President
Darlene R. Lockhart                         Vice President
Harvey B. Mogenson                          Vice President
Kevin Mooney                                Vice President
Saul Rosen                                  Vice President
Frank G. Skubic                             Vice President
Eileen S. Wallace                           Vice President
Sabrina Hurley                              Assistant Secretary

* The principal business address of the above-named individuals is Two World Trade Center, New York, New York 10048.


(c) Compensation of Morgan Stanley DW Inc.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.


Name of Principal   Net Underwriting   Compensation on    Brokerage      Compensation
Underwriter          Discounts and      Redemption        Commissions
                      Commissions

-----------------   ----------------    --------------    -----------    ------------
Morgan Stanley               N/A               N/A          $37,298,111.57      N/A
DW Inc.



30.  LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Northbrook Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Distributor, Morgan Stanley DW Inc., is located at Two World Trade Center, New York, New York 10048.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a)of the Investment Company Act and the rules promulgated thereunder.

31.  MANAGEMENT SERVICES

None

32.  UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES


Northbrook Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Northbrook Life Insurance Company under the Contracts. Northbrook Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Northbrook Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to the Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                      SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Northbrook Variable Annuity Account II, certifies that it meets the requirements of Securities Act Rule 485(b) for efectiveness of this amended Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 18th day of April, 2001.

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                                  (REGISTRANT)

                      BY: NORTHBROOK LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                      By:/s/MICHAEL J. VELOTTA
                            ----------------------
                            Michael J. Velotta
                            Vice President, Secretary and General Counsel

As required by the Securities Act of 1933, this Registration Statement has been duly signed below by the following Directors and Officers of Northbrook Life Insurance Company on the 18th day of April, 2001



*/THOMAS J. WILSON, II                President, Chief Executive Officer
Thomas J. Wilson, II                    and Director,
                                      (Principal Executive Officer)


/s/MICHAEL J. VELOTTA                 Vice President, Secretary,
Michael J. Velotta                    General Counsel and Director


*/MARGARET G. DYER                    Director
Margaret C. Dyer


*/MARLA G. FRIEDMAN                   Director and Vice President
Marla G. Friedman


*/JOHN C. LOUNDS                      Director
John C. Lounds


*/J. KEVIN MCCARTHY                   Director
J. Kevin McCarthy


*/STEVEN C. VERNEY                    Director and Vice President
Steven C. Verney                      (Principal Financial Officer)


*/SAMUEL H. PILCH                     Vice President and Controller
Samuel H. Pilch                       (Principal Accounting Officer)


*/By Michael J. Velotta, pursuant to Powers of Attorney previously filed or filed herewith.

                                 EXHIBIT INDEX

Exhibit Number                      Description


9                Opinion and Consent of General Counsel

10(a)            Independent Auditors' Consent
10(b)            Consent of Foley & Lardner

13(b)            Performance Data Calculations

99(b) Powers of Attorney for Margaret G. Dyer, Marla G. Friedman, John C. Lounds, J. Kevin McCarthy and Steven C. Verney